As filed with the Securities and Exchange Commission on April 30, 2003
File No. 333-19725
File No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
Pre-effective Amendment No. ( )
Post-effective Amendment No. 12 ( X )
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( )
Pre-effective Amendment No. ( )
Post-effective Amendment No. 26 ( X )
(Check appropriate box or boxes)

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code:
(800) 789-6771

Mark F. Muething, Esq.
Executive Vice President, Secretary and General Counsel
Annuity Investors Life Insurance Company
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

Copy to:
John P. Gruber, Esq.
Vice President
Annuity Investors Life Insurance Company
P.O. Box 5423
Cincinnati, Ohio 45201-5423

It is proposed that this filing will become effective:

Immediately upon filing pursuant to Rule 485(b)

On __May 1, 2003___________pursuant to Rule 485(b)

60 days after filing pursuant to Rule 485(a)(1)

On _ __pursuant to Rule 485(a)(1)

75 days after filing pursuant to Rule 485(a)(2)

On pursuant to Rule 485(a)(2)

CROSS REFERENCE SHEET

Pursuant to Rule 495(a)

(333-51955)

Showing Location in Part A (Prospectus),

Part B (Statement of Additional Information) and Part C (Other Information)

of Registration Statement Information Required by Form N-4

PART A

Item of Form N-4			Prospectus Caption
1.	Cover Page		Cover Page
2.	Definitions		Definitions; Glossary of Financial Terms
3.	Synopsis		Overview
4.	Condensed Financial Information
	(a)	Accumulation Unit Values	Condensed Financial Information
	(b)	Performance Data	Performance Information
	(c)	Financial Statements	Financial Statements
5.	General Description of Registrant, Depositor and Portfolio Companies
	(a)	Depositor	Annuity Investors Life Insurance Company®
	(b)	Registrant	The Separate Account
	(c)	Portfolio Companies	The Portfolios
	(d)	Portfolio Prospectuses	The Portfolios
	(e)	Voting Rights	Voting Rights
6.	Deductions and Expenses
	(a)	General	Charges and Deductions
	(b)	Sales Load %	Not Applicable
	(c)	Special Purchase Plan	Not Applicable
	(d)	Commissions	Great American AdvisorsSM, Inc.
	(e)	Portfolio Expenses	Fee Table
	(f)	Operating Expenses	Fee Table
7.	Contracts
	(a)	Persons with Rights	Persons with Rights Under a Contract; Voting Rights
	(b)(i)	Allocation of Premium Payments	Purchase Payments
	(ii)	Transfers	Transfers
	(iii)	Exchanges	Additions, Deletions or Substitutions
	(c)	Changes	Additions, Deletions or Substitutions
	(d)	Inquiries	How Do I Contact the Company?

8.	Annuity Period		Benefit Payment Period
9.	Death Benefit		Death Benefit
10.	Purchases and Contract Values
	(a)	Purchases	Purchase Payments; Investment Options-Allocations; Account Value; Glossary of Financial Terms
	(b)	Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions
	(c)	Daily Calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms
	(d)	Underwriter	Great American AdvisorsSM, Inc.
11.	Redemptions
	(a)	By Owner	Surrenders
		By Annuitant	Not Applicable
	(b)	Texas ORP	Texas Optional Retirement Program
	(c)	Check Delay	Surrenders
	(d)	Involuntary Redemption	Termination
	(e)	Fee Look	Right to Cancel
12.	Taxes		Federal Tax Matters
13.	Legal Proceedings		Legal Proceedings
14.	Table of Contents for the Statement of Additional Information		Statement of Additional Information

PART B
Item of Form N-4		Statement of Additional Information Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	General Information and History
18.	Services
	(a) Fees and Expenses of Registrant	(Prospectus) Fee Table
	(b) Management Contracts	Not Applicable
	(c) Custodian	Not Applicable
	Independent Auditors	Experts
	(d) Assets of Registrant	Not Applicable
	(e) Affiliated Person	Not Applicable
	(f) Principal Underwriter	Not Applicable
19.	Purchase of Securities Being Offered	(Prospectus) Great American Advisors, Inc.
	Offering Sales Load	Not Applicable
20.	Underwriters	(Prospectus) Great American Advisors, Inc.
21.	Calculation of Performance Data
	(a) Money Market Funded Subaccounts	Money Market Subaccount Standardized Yield Calculation
	(b) Other Subaccounts	Not Applicable
22.	Annuity Payments	(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefit Units-Transfer Formulas
23.	Financial Statements	Financial Statements

PART C
	Item of Form N-4	Part C Caption
24.	Financial Statements and Exhibits	Financial Statements and Exhibits
	(a) Financial Statements	Financial Statements
	(b) Exhibits	Exhibits
25.	Directors and Officers of the Depositor	Directors and Officers of Annuity Investors Life Insurance Company®
26.	Persons Controlled By or Under Common Control With the Registrant	Persons Controlled By Or Under Common Control With the Depositor or Registrant
27.	Number of Owners	Number of Owners
28.	Indemnification	Indemnification
29.	Principal Underwriters	Principal Underwriter
30.	Location of Accounts and Records	Location of Accounts and Records
31.	Management Services	Management Services
32.	Undertakings	Undertakings
	Signature Page	Signature Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY® ANNUITY INVESTORS® VARIABLE ACCOUNT B PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

May 1, 2003

This prospectus describes individual and group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company® (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

The Dreyfus Socially Responsible Growth Fund, Inc.-	PBHG Insurance Series Fund
Initial Shares	-PBHG Growth II Portfolio
-PBHG Large Cap Growth Portfolio
Dreyfus Stock Index Fund-Initial Shares	-PBHG Mid-Cap Portfolio
-PBHG Select Value Portfolio
Dreyfus Variable Investment Fund	-PBHG Technology & Communications Portfolio
-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares	Scudder VIT Funds
-Dreyfus VIF Growth and Income Portfolio-Initial Shares	-Scudder VIT EAFE® Equity Index Fund
-Dreyfus VIF Money Market Portfolio	-Scudder VIT Small Cap Index Fund

INVESCO Variable Investment Funds, Inc.	Strong Opportunity Fund II
-INVESCO VIF-Core Equity Fund
-INVESCO VIF-Dynamics Fund	Strong Variable Insurance Funds
-INVESCO VIF-Financial Services Fund	-Strong VIF Mid Cap Growth Fund II
-INVESCO VIF-Health Sciences Fund
-INVESCO VIF-High Yield Fund	The Timothy Plan Variable Series
-INVESCO VIF-Small Company Growth Fund	-The Timothy Plan Conservative Growth Variable Series
-The Timothy Plan Strategic Growth Variable Series
Janus Aspen Series
-Janus Aspen Series Balanced Portfolio Institutional Shares	Van Kampen-The Universal Institutional Funds, Inc.
-Janus Aspen Series Capital Appreciation Portfolio Inst. Shares	-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Janus Aspen Series Growth Portfolio Institutional Shares	-Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
-Janus Aspen Series International Growth Portfolio Inst. Shares	-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares	-Van Kampen UIF Value Portfolio-Class I
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2003, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

These securities may be sold by a bank or credit union, but are not financial institution products.

  The Contracts are Not FDIC or NCUSIF Insured
  The Contracts are Obligations of the Company and Not of the Bank or Credit Union
  The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts
  The Contracts Involve Investment Risk and May Lose Value

TABLE OF CONTENTS

DEFINITIONS *

OVERVIEW *

What is the Separate Account? *

What Are the Contracts? *

How Do I Purchase or Cancel a Contract? *

Will Any Penalties or Charges Apply If I Surrender a Contract? *

What Other Charges and Deductions Apply to the Contract? *

How Do I Contact the Company? *

EXPENSE TABLES *

Contract Owner Transaction Expenses *

Annual Contract Maintenance Fee *

Separate Account Annual Expenses *

Total Annual Portfolio Operating Expenses *

Portfolio Annual Expenses (Before Expense Reimbursement) *

Examples *

CONDENSED FINANCIAL INFORMATION *

Financial Statements *

Performance Information *

Yield Data *

Total Return Data *

Other Performance Measures *

PORTFOLIOS *

Dreyfus Portfolios *

INVESCO Variable Investment Funds, Inc. *

Janus Aspen Series *

PBHG Insurance Series Fund *

Scudder Investments VIT Funds *

Strong Portfolios *

The Timothy Plan Variable Series *

Van Kampen-The Universal Institutional Funds, Inc. *

Additions, Deletions, or Substitutions *

Voting Rights *

ANNUITY INVESTORS LIFE INSURANCE COMPANY *

THE SEPARATE ACCOUNT *

GREAT AMERICAN ADVISORS, INC. *

CHARGES AND DEDUCTIONS *

Charges and Deductions By the Company *

Contingent Deferred Sales Charge ("CDSC") *

Contract Maintenance Fee *

Transfer Fee *

Administration Charge *

Mortality and Expense Risk Charge *

Premium Taxes *

Discretionary Waivers of Charges *

Expenses of the Portfolios *

THE CONTRACTS *

Right to Cancel *

Persons With Rights Under a Contract *

ACCUMULATION PERIOD *

Account Statements *

Account Value *

Accumulation Units *

Successor Owner Endorsement *

Purchase Payments *

Investment Options--Allocations *

Principal Guarantee Program *

Renewal of Fixed Account Guarantee Options *

Transfers *

Automatic Transfer Programs *

Telephone, Facsimile or Internet Transfers *

Termination of Automatic Transfer Programs *

Other Restrictions on Transfers *

Surrenders *

Free Withdrawal Privilege *

Long-Term Care Waiver Rider *

Systematic Withdrawal *

Contract Loans *

Termination *

BENEFIT PAYMENT PERIOD *

Annuity Benefit *

Death Benefit *

Death Benefit Amount for Group Contracts *

Payment of Benefits *

Settlement Options *

Calculation of Fixed Dollar Benefit Payments *

Calculation of Variable Dollar Benefit Payments *

FEDERAL TAX MATTERS *

Tax Deferral on Annuities *

Tax-Qualified Retirement Plans *

Individual Retirement Annuities *

Roth IRAs *

Tax-Sheltered Annuities *

Texas Optional Retirement Program *

Texas Teachers Retirement System *

Pension and Profit Sharing Plans *

Governmental Deferred Compensation Plans *

Nonqualified Deferred Compensation Plans *

Summary of Income Tax Rules *

GLOSSARY OF FINANCIAL TERMS *

THE REGISTRATION STATEMENT *

OTHER INFORMATION AND NOTICES *

Householding - Revocation of Consent *

Electronic Delivery of Required Documents *

Legal Proceedings *

STATEMENT OF ADDITIONAL INFORMATION *

DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

Accumulation Period

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit

A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

Benefit Payment Period

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

Net Asset Value

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

Net Investment Factor

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

Valuation Date

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to qualify for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Surrender a Contract?

A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code 403(b), including those issued to Contract Owners in the Texas Teachers Retirement System. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

a transfer fee for certain transfers among investment options;
an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;
a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);
an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
premium taxes, if any (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2002 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from the Contract.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. Premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge (applies to purchase payments only)	7%
Maximum Transfer Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$30

Separate Account Annual Expenses

(as a percentage of the average value of the Owner's interest in the Subaccounts)
	Standard Contracts	Enhanced Contracts	Enhanced Contracts with Administration Fee Waived
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%
Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

Minimum: 0.27%	Maximum: 5.14%

Portfolio Annual Expenses (Before Expense Reimbursement)
Portfolio	Management Fees	Other Expenses	Total Annual Expenses[1]
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	0.75	0.05	0.80
Dreyfus Stock Index Fund-Initial Shares	0.25	0.02	0.27
Dreyfus VIF Appreciation Portfolio-Initial Shares	0.75	0.03	0.78
Dreyfus VIF Developing Leaders Portfolio-Initial Shares	0.75	0.06	0.81
Dreyfus VIF Growth and Income Portfolio-Initial Shares	0.75	0.05	0.80
Dreyfus VIF Money Market Portfolio	0.50	0.06	0.56
INVESCO VIF-Core Equity Fund	0.75	0.37	1.12
INVESCO VIF-Dynamics Fund	0.75	0.37	1.12
INVESCO VIF-Financial Services Fund	0.75	0.34	1.09
INVESCO VIF-Health Sciences Fund	0.75	0.32	1.07
INVESCO VIF-High Yield Fund	0.60	0.45	1.05
INVESCO VIF-Small Company Growth Fund [2]	0.75	0.56	1.31
Janus Aspen Series Balanced Portfolio Institutional Shares	0.65	0.02	0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares	0.65	0.02	0.67
Janus Aspen Series Growth Portfolio Institutional Shares	0.65	0.02	0.67
Janus Aspen Series International Growth Portfolio Institutional Shares	0.65	0.09	0.74
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares	0.65	0.02	0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares	0.65	0.05	0.70
PBHG Growth II Portfolio	0.85	0.27	1.12
PBHG Large Cap Growth Portfolio	0.75	0.30	1.05
PBHG Mid-Cap Portfolio [3]	0.85	0.62	1.47
PBHG Select Value Portfolio	0.65	0.22	0.87
PBHG Technology & Communications Portfolio	0.85	0.23	1.08
Scudder VIT EAFE ® Equity Index Fund [4]	0.45	0.47	0.92
Scudder VIT Small Cap Index Fund [4]	0.35	0.26	0.61
Strong Opportunity Fund II [5]	0.75	0.63	1.38
Strong VIF Mid Cap Growth Fund II [5]	0.75	0.72	1.47
The Timothy Plan Conservative Growth Variable Series [6]	0.10	2.99	3.09
The Timothy Plan Strategic Growth Variable Series [6]	0.10	5.04	5.14
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I [7]	0.40	0.33	0.73
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I [7]	0.75	0.37	1.12
Van Kampen UIF U.S. Real Estate Portfolio-Class I [7]	0.80	0.32	1.12
Van Kampen UIF Value Portfolio-Class I [7]	0.55	0.41	0.96

1 Data for each Portfolio are for its fiscal year ended December 31, 2002. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

Portfolio	Management Fees	Other Expenses	Total Annual Expenses
INVESCO VIF-Small Company Growth Fund 2	0.75	0.50	1.25
PBHG Mid-Cap Portfolio 3	0.58	0.62	1.20
Scudder VIT EAFE ® Equity Index Fund 4	0.45	0.20	0.65
Scudder VIT Small Cap Index Fund 4	0.35	0.10	0.45
Strong Opportunity Fund II 5	0.75	0.34	1.09
Strong VIF Mid Cap Growth Fund II 5	0.75	0.42	1.17
The Timothy Plan Conservative Growth Variable Series 6	0.10	0.75	0.85
The Timothy Plan Strategic Growth Variable Series 6	0.10	0.75	0.85
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I7	0.37	0.33	0.70
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I 7	0.68	0.37	1.05
Van Kampen UIF U.S. Real Estate Portfolio-Class I 7	0.78	0.32	1.10
Van Kampen UIF Value Portfolio-Class I 7	0.44	0.41	0.85

2 The Fund's net Other Expenses and Total Annual Expenses were lower than the actual expenses shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a voluntary expense limitation commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Effective June 1, 2002, INVESCO became entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense.

3 For the fiscal year ended 12/31/02, Pilgrim Baxter & Associates, Ltd. waived a portion of its fee for Mid-Cap Portfolio. Absent this waiver, the management fee would have been 0.85%. For the fiscal year ending 12/31/03, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

4 The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.

5 As compensation for its advisory services, the Strong Mid-Cap Growth Fund II pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Other Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or our voluntary waivers of fees and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operation expenses were 1.17%. Strong can modify or terminate voluntary waivers and/or absorptions at any time.

6 The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitations.

7 The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; Mid Cap Core Portfolio (formerly Mid Cap Value) - 1.05%; U. S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

  If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,386	2,624	3,961	5,408
Minimum	862	1,026	1,249	1,537

(2) If you annuitize your Contract at the end of the applicable time period:

	1 year*	3 years	5 years	10 years
Maximum	N/A	2,124	3,661	5,308
Minimum	N/A	526	949	1,437

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	686	2,124	3,661	5,308
Minimum	162	526	949	1,437

CONDENSED FINANCIAL INFORMATION
Standard AccumulationUnit Value	Standard Accumulation Units Outstanding	Enhanced AccumulationUnit Value	Enhanced Accumulation Units Outstanding	Enhanced with Administration Charges Waived Accumulation Unit Value	Enhanced with Administration Charges Waived Accumulation Units Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
7.930106	960,232.146	8.059684	3,420.290	8.125307	0.000	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	11.544188	0.000	12/31/01
14.823134	894,007.973	14.975835	600.773	15.052735	29.856	12/31/00
16.894039	408,482.196	17.017705	351.586	17.079770	0.000	12/31/99
13.169143	140,614.024	13.226328	80.398	13.254881	0.000	12/31/98
10.320883	26,332.500	10.335055	0.000	10.342126	0.000	12/31/97
Dreyfus Stock Index Fund-Initial Shares
9.349226	4,454,143.840	9.501934	6,861.288	9.579380	3,171.095	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	12.455945	3,086.013	12/31/01
14.100696	3,598,196.884	14.245940	1,681.580	14.319249	3,844.565	12/31/00
15.760394	2,129,772.165	15.875757	616.234	15.933836	222.802	12/31/99
13.250646	779,485.606	13.308166	56.321	13.337028	0.000	12/31/98
10.479569	69,510.645	10.493943	0.000	10.501129	0.000	12/31/97
Dreyfus VIF Appreciation Portfolio-Initial Shares
10.264481	821,738.414	10.432114	6,651.281	10.517029	150.958	12/31/02
12.497173	717,965.716	12.663627	5,276.343	12.747715	150.958	12/31/01
13.974173	649,590.073	14.118110	3,407.753	14.190622	155.216	12/31/00
14.262203	517,772.082	14.366606	2,156.774	14.419045	154.147	12/31/99
12.975443	170,523.015	13.031774	100.415	13.059918	0.000	12/31/98
10.103905	18,347.666	10.117776	0.000	10.124633	0.000	12/31/97
Dreyfus VIF Developing Leaders Portfolio-Initial Shares (formerly Small Cap Portfolio)
9.888294	887,931.962	10.049896	5,581.765	10.131883	471.199	12/31/02
12.397758	698,539.631	12.563024	2,568.238	12.646674	229.386	12/31/01
13.391746	482,890.909	13.529796	1,048.292	13.599519	375.159	12/31/00
11.984035	275,503.637	12.071820	486.764	12.116077	199.908	12/31/99
9.867472	171,968.905	9.910354	14.492	9.931930	0.000	12/31/98
10.362314	41,359.506	10.376538	0.000	10.383658	0.000	12/31/97
Dreyfus VIF Growth and Income Portfolio-Initial Shares
8.409071	633,983.863	8.546428	2,655.811	8.616047	0.000	12/31/02
11.419341	646,842.656	11.571439	1,474.275	11.648352	0.000	12/31/01
12.299306	572,006.660	12.425981	906.280	12.489868	145.939	12/31/00
12.961023	331,756.261	13.055905	650.409	13.103601	0.000	12/31/99
11.243790	159,409.837	11.292611	5.049	11.251722	0.000	12/31/98
10.196538	32,231.762	10.210527	0.000	10.217481	0.000	12/31/97
Dreyfus VIF Money Market Portfolio
1.153638	26,597,370.970	1.169798	23,476.567	1.179709	0.000	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.174767	0.036	12/31/01
1.128116	7,677,545.259	1.138355	12,985.570	1.145310	280,844.647	12/31/00
1.083700	2,638,837.162	1.090994	8,490.939	1.096462	0.000	12/31/99
1.050876	658,981.650	1.055214	555.360	1.059678	0.000	12/31/98
1.016499	0.000	1.017876	0.000	1.018560	0.000	12/31/97
INVESCO VIF-Core Equity Fund
10.165715	1,100,758.403	10.331759	5,632.301	10.415998	0.000	12/31/02
12.743764	1,199,392.254	12.913529	3,972.101	12.999453	0.000	12/31/01
14.196834	1,018,117.732	14.343098	2,678.310	14.416950	109.926	12/31/00
13.726769	553,696.171	13.827281	1,667.041	13.877907	0.000	12/31/99
12.120155	200,541.938	12.172796	163.123	12.199230	0.000	12/31/98
10.659157	33,269.983	10.673778	0.000	10.681089	0.000	12/31/97
INVESCO VIF-Dynamics Fund
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
INVESCO VIF-Financial Services Fund
8.070175	118,822.635	8.110243	0.000	8.130414	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.644875	0.000	12/31/01
INVESCO VIF-Health Sciences Fund
7.580976	210,450.701	7.618614	203.656	7.637544	0.000	12/31/02
10.175290	59,824.959	10.195475	0.000	10.205610	61.085	12/31/01
INVESCO VIF-High Yield Fund
8.186958	488,086.809	8.320679	169.835	8.388454	0.000	12/31/02
8.410616	546,183.962	8.522682	149.057	8.579354	0.000	12/31/01
10.025816	403,918.794	10.129146	121.262	10.181276	134.192	12/31/00
11.510803	221,636.210	11.595106	113.564	11.637523	0.000	12/31/99
10.689459	70,047.913	10.735898	7.556	10.759164	0.000	12/31/98
10.687084	10,260.821	10.701757	0.000	10.709127	0.000	12/31/97
INVESCO VIF-Small Company Growth Fund
6.004149	155,173.901	6.033996	0.000	6.049012	0.000	12/31/02
8.838420	27,720.462	8.856003	0.000	8.864827	0.000	12/31/01
Janus Aspen Series Balanced Portfolio Institutional Shares
14.676594	3,702,620.254	14.916257	13,120.266	15.037669	1,282.216	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	16.226337	1,282.216	12/31/01
16.920712	3,181,464.624	17.095024	6,533.026	17.182875	1,437.831	12/31/00
17.556100	1,571,579.505	17.684597	2,931.027	17.749154	111.555	12/31/99
14.043929	373,285.807	14.104892	214.770	14.135421	0.000	12/31/98
10.604609	30,519.754	10.619159	0.000	10.626394	0.000	12/31/97
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares
6.859260	1,548,077.357	6.934292	7,637.061	6.972208	1,816.324	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.346510	1,813.269	12/31/01
10.678675	1,384,637.536	10.731358	1,520.638	10.757867	1,957.004	12/31/00
13.234548	471,936.628	13.260556	4.141	13.273610	170.622	13/31/99
Janus Aspen Series Growth Portfolio Institutional Shares
8.817912	2,338,003.425	8.962034	12,164.934	9.035150	128.720	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	12.411252	128.720	12/31/01
16.393493	1,792,958.592	16.562387	3,980.605	16.647684	269.822	12/31/00
19.453513	643,514.256	19.595874	1,374.992	19.667608	109.122	12/31/99
13.699715	172,190.630	13.759186	84.318	13.789099	0.000	12/31/98
10.239960	32,737.591	10.254006	0.000	10.261077	0.000	12/31/97

Janus Aspen Series International Growth Portfolio Institutional Shares
9.318679	678,787.112	9.470891	11,468.866	9.547961	0.000	12/31/02
12.698027	675,126.139	12.867174	7,907.782	12.952582	0.000	12/31/01
16.774550	620,740.857	16.947297	4,953.034	17.034254	245.673	12/31/00
20.234788	142,343.325	20.382770	2,330.619	20.457001	0.000	12/31/99
11.256365	45,382.775	11.305246	58.950	11.329668	0.000	12/31/98
9.735841	12,541.039	9.749214	0.000	9.755900	0.000	12/31/97
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares (formerly Aggressive Growth Portfolio)
9.005921	1,290,667.557	9.153163	14,073.466	9.227625	856.311	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	12.926320	832.210	12/31/01
21.224171	993,843.327	21.442894	3,573.726	21.552802	1,243.427	12/31/00
31.565210	329,807.902	31.796057	829.264	31.911561	159.044	12/31/99
14.199318	53,896.345	14.260947	36.621	14.291595	0.000	12/31/98
10.723950	2,830.076	10.738659	0.000	10.745938	0.000	12/31/97
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
20.488548	1,026,072.851	20.638429	2,225.846	20.713399	151.550	12/31/99
12.632936	402,131.168	12.687776	123.659	12.715080	0.000	12/31/98
9.935860	56,665.753	9.949496	0.000	9.956287	0.000	12/31/97
PBHG Growth II Portfolio
6.564979	317,797.743	6.672344	1,611.620	6.726823	100.503	12/31/02
9.568587	349,991.649	9.696208	698.017	9.760837	98.859	12/31/01
16.299948	351,987.801	16.467965	293.302	16.552852	152.115	12/31/00
19.835104	67,359.578	19.980260	139.873	20.053445	0.000	12/31/99
10.147606	24,618.770	10.191707	6.572	10.213910	0.000	12/31/98
9.511124	6,195.935	9.524184	0.000	9.530743	0.000	12/31/97
PBHG Large Cap Growth Portfolio
10.205869	529,410.520	10.372625	3,680.982	10.457164	46.839	12/31/02
14.641681	541,607.501	14.836772	1,891.823	14.935453	44.069	12/31/01
20.703434	484,474.409	20.916691	756.205	21.024290	156.054	12/31/00
21.307087	158,614.893	21.462991	549.785	21.541442	0.000	12/31/99
13.076352	31,474.961	13.133125	0.000	13.161608	0.000	12/31/98
10.150555	11,415.131	10.164489	0.000	10.171451	0.000	12/31/97
PBHG Mid-Cap Portfolio
8.081499	690,961.567	8.121632	1,544.221	8.141829	0.000	12/31/02
10.074367	224,532.821	10.094376	294.873	10.104428	68.486	12/31/01
PBHG Select Value Portfolio
6.755996	379,523.798	6.789558	574.544	6.806434	0.000	12/31/02
9.142710	286,441.118	9.160879	381.369	9.169998	121.546	12/31/01

PBHG Technology & Communication Portfolio
4.741823	1,894,838.669	4.819438	13,520.388	4.858762	1,227.788	12/31/02
10.450474	1,591,254.973	10.589986	6,960.237	10.660475	993.928	12/31/01
22.227020	1,164,557.256	22.456144	2,313.760	22.571592	1,649.945	12/31/00
38.941.384	433,441.908	39.226135	904.009	39.369150	274.877	12/31/99
11.808346	65,820.143	11.859648	2.516	11.885350	0.000	12/31/98
9.057045	20,974.008	9.069487	0.000	9.076740	0.000	12/31/97
Scudder VIT EAFE® Equity Index Fund
5.644081	187,535.206	5.705805	687.621	5.736991	1,800.556	12/31/02
7.299765	98,100.403	7.357724	296.079	7.386939	1,799.912	12/31/01
9.829207	74,370.108	9.877704	37.562	9.902088	1,818.340	12/31/00
11.958486	6,821.832	11.981984	0.000	11.993767	0.000	12/31/99
Scudder VIT Small Cap Index Fund
8.673629	165,980.862	8.768488	0.000	8.816430	4.364	12/31/02
11.074827	153,151.939	11.162755	54.021	11.207088	272.943	12/31/01
11.003134	83,894.729	11.057432	8.017	11.084755	95.772	12/31/00
11.606269	15,259.149	11.629080	0.000	11.640544	0.000	12/31/99
Strong Opportunity Fund II
11.513924	666,398.705	11.702014	2,980.451	11.797331	14.922	12/31/02
15.954009	638,318.778	16.166547	1,860.121	16.273988	14.922	12/31/01
16.800998	317,789.969	16.974091	1,416.029	17.061357	9.936	12/31/00
15.981484	138,453.066	16.098506	790.953	16.157323	0.000	12/31/99
12.012034	72,644.387	12.064227	15.156	12.090403	0.000	12/31/98
10.727356	6,416.208	10.742083	0.000	10.749472	0.000	12/31/97
Strong VIF-Mid Cap Growth Fund II
8.984712	569,056.186	9.131594	3,337.079	9.206023	797.623	12/31/02
14.588097	573,334.387	14.782585	1,410.277	14.880887	797.623	12/31/01
21.369830	454,659.296	16.974091	1,416.029	17.061357	9.936	12/31/00
25.444156	120,559.085	16.098506	790.953	16.157323	0.000	12/31/99
13.587521	33,197.715	12.064227	15.156	12.090403	0.000	12/31/98
10.707133	2,147.556	10.742083	0.000	10.749472	0.000	12/31/97
The Timothy Plan Conservative Growth Variable Series
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
13.437077	1,065,387.210	13.656469	3,834.895	13.767746	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.949664	0.000	12/31/01
11.776122	380,480.921	11.897491	1,180.235	11.958756	134.867	12/31/00
10.749115	279,193.758	10.827853	1,472.104	10.867507	0.000	12/31/99
11.079965	46,348.096	11.128092	30.906	11.152242	0.000	12/31/98
10.412276	4.653	10.426565	0.000	10.443738	0.000	12/31/97

Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I (formerly Mid Cap Value Portfolio)
11.143745	383,714.571	11.325832	3,089.661	11.418226	28.150	12/31/02
15.699340	335,452.774	15.908551	1,648.470	16.014471	28.150	12/31/01
16.438193	253,713.630	16.607603	650.778	16.693197	46.034	12/31/00
15.049488	183,388.647	15.159702	827.448	15.215264	0.000	12/31/99
12.705082	111,076.120	12.760268	15.684	12.788027	0.000	12/31/98
11.113227	16,674.966	11.128478	0.000	11.136071	0.000	12/31/97
Van Kampen UIF U.S. Real Estate Portfolio-Class I
12.811814	469,712.672	13.021061	3,710.088	13.127169	28.392	12/31/02
13.094325	269,466.499	13.268793	1,955.110	13.357067	215.533	12/31/01
12.088940	147,402.642	12.213548	1,151.970	12.276441	1.523	12/31/00
9.482378	86,941.426	9.551867	733.827	9.586849	0.000	12/31/99
9.758808	43,786.457	9.801228	10.564	9.822531	0.000	12/31/98
11.101269	7,200.060	11.116503	0.000	11.124047	0.000	12/31/97
Van Kampen UIF Value Portfolio-Class I
9.098209	526,832.864	9.246820	3,689.937	9.322154	33.363	12/31/02
11.851536	401,628.667	12.009406	2,274.954	12.089242	124.533	12/31/01
11.751659	132,621.948	11.872734	1,233.392	11.933810	9.320	12/31/00
9.536137	78,330.649	9.605992	703.796	9.641132	0.000	12/31/99
9.848411	34,212.111	9.891198	23.284	9.912646	0.000	12/31/98
10.204064	9,944.401	10.218060	0.000	10.225073	0.000	12/31/97

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2002. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

Financial Statements

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

Performance Information

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

Yield Data

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

Total Return Data

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

  compare the performance of a Subaccount with applicable indices and/or industry averages;

  present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

  compare investment return on a tax-deferred basis with currently taxable investment return;

  illustrate investment returns by graphs, charts, or otherwise

PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Investment / Advisor	Investment Objective and Strategy

Dreyfus Portfolios
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares Advisor - The Dreyfus Corporation Sub-Advisor - NCM Capital Management Group, Inc.

The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund under normal circumstances, invests at least 80% of its assets in the common stock of companies that in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund-Initial Shares Advisor - The Dreyfus Corporation Index Manager - Mellon Equity Associates (an affiliate of Dreyfus)

The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Variable Investment Fund ("VIF") Appreciation Portfolio-Initial Shares Advisor - The Dreyfus Corporation Sub-Advisor - Fayez Sarofim & Co.

The VIF Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks, focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund ("VIF") Developing Leaders Portfolio-Initial Shares (formerly Small Cap Portfolio) Advisor - The Dreyfus Corporation

The VIF Developing Leaders Portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio invests primarily in companies with market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund ("VIF") Growth and Income Portfolio-Initial Shares Advisor - The Dreyfus Corporation

The VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the portfolio invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Dreyfus Variable Investment Fund ("VIF") Money Market Portfolio Advisor - The Dreyfus Corporation

The VIF Money Market Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESCO Variable Investment Funds, Inc.
INVESCO VIF-Core Equity Fund Advisor - INVESCO Funds Group, Inc.

INVESCO VIF-Core Equity Fund seeks high total return through both growth and current income. The Portfolio normally invests at least 80% of its net assets in common and preferred stocks of companies with a history of paying regular dividends, it may also invest in companies that have not paid dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will normally invest up to 5% of its assets in debt securities, generally U.S. government and corporate bonds that are rated investment grade at the time of purchase. The portfolio was formerly called the Industrial Income Portfolio and the Equity Income Fund.

INVESCO VIF-Dynamics Fund Advisor - INVESCO Funds Group, Inc.

INVESCO VIF-Dynamics Fund seeks capital growth. The Portfolio normally invests at least 65% of its net assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show-accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

INVESCO VIF-Financial Services Fund Advisor - INVESCO Funds Group, Inc.

INVESCO VIF-Financial Services seeks capital growth. The Portfolio invests normally at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive.

INVESCO VIF-Health Sciences Fund Advisor - INVESCO Funds Group, Inc.

INVESCO VIF-Health Sciences seeks capital growth. The Portfolio normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and healthcare providers and service companies. INVESCO focuses on the dominant players in fast-growing therapeutic areas or companies on the verge of exciting medical breakthroughs. INVESCO seeks companies with strong, commercially successful products as well as promising product pipelines. This strategy may lead us to invest in both well-established health care firms and faster-growing more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund. The Fund also may invest in high growth, earlier state companies whose future profitability could be dependent upon increasing market shares from one or a few key products. Some companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact on the companies' future growth and profitability.

INVESCO VIF-High Yield Fund Advisor - INVESCO Funds Group, Inc

INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by INVESCO to be of comparable quality, commonly known as "junk bonds," and preferred stock with below investment grade ratings or bonds deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds.

INVESCO VIF-Small Company Growth Fund Advisor - INVESCO Funds Group, Inc.

INVESCO VIF-Small Company Growth Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in small capitalization companies. Small capitalization stocks are defined as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase. The fund focuses on companies with accelerating earnings growth attributable to rapid sales growth, new products, management changes, and/or structural changes in the economy.

Janus Aspen Series
Janus Aspen Series Balanced Portfolio-Institutional Shares Advisor - Janus Capital Management LLC

This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares Advisor - Janus Capital Management LLC

This non-diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Janus Aspen Series Growth Portfolio-Institutional Shares Advisor - Janus Capital Management LLC

This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Series International Growth Portfolio-Institutional Shares Advisor - Janus Capital Management LLC

This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities from at least five different countries excluding the United States. International investing may present special risks, including currency fluctuations and social and political developments.

Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares (formerly Aggressive Growth Portfolio) Advisor - Janus Capital Management LLC

Under normal circumstances the portfolio will invest at least 80% of its net assets in equity securities of mid-sized companies, whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares Advisor - Janus Capital Management LLC

This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital primarily through investments in common stocks of foreign and domestic issuers. The Portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. Worldwide Growth Portfolio normally invests at least 80% of its total assets in securities of issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. International investing may present special risks, including currency fluctuations and social and political developments.

PBHG Insurance Series Fund
PBHG Growth II Portfolio Advisor - Pilgrim Baxter & Associates, Ltd.

The investment objective of the PBHG Insurance Series Growth II Portfolio is to seek to provide investors with capital appreciation. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to the companies in the Russell Midcap® Growth Index at the time of purchase and that in Pilgrim Baxter's opinion have strong business momentum, earnings growth and capital appreciation potential. The Advisor intends to focus on companies whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase.

PBHG Large Cap Growth Portfolio Advisor - Pilgrim Baxter & Associates, Ltd.

The investment objective of the PBHG Insurance Series Large Cap Growth Portfolio is to seek to provide investors with long-term growth of capital. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to the companies in the Russell 1000® Growth Index at the time of purchase and that in Pilgrim Baxter's opinion have strong business momentum, earnings growth and capital appreciation potential. The Advisor intends to focus on companies whose market capitalizations are over $5 billion at the time of purchase.

PBHG Mid-Cap Portfolio Advisor - Pilgrim Baxter & Associates, Ltd.

The investment objective of PBHG Mid-Cap Portfolio is to seek to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to those in the S&P MidCap 400 Index at the time of purchase and that in Pilgrim Baxter's opinion are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the Index and its sector weightings are generally within 10% of the Index.

PBHG Select Value Portfolio Advisor - Pilgrim Baxter & Associates, Ltd.

The investment objective of the PBHG Select Value Portfolio is to seek to provide investors with long-term growth of capital and income. Current income is a secondary objective. The Portfolio invests primarily in common stocks of no more than 30 companies that have market capitalizations similar to the companies in the S&P 500 Index at the time of purchase and that in Pilgrims Baxter's opinion are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Advisor intends to focus on those companies whose market capitalizations are over $1 billion at the time of purchase.

PBHG Technology & Communications Portfolio Advisor - Pilgrim Baxter & Associates, Ltd.

The investment objective of the PBHG Insurance Series Technology & Communications Portfolio is to seek to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio, a non-diversified fund, invests primarily in common stocks of companies doing business in the technology and communications sector of the market. The Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector.

Scudder Investments VIT Funds
Scudder VIT EAFE® Equity Index Fund Advisor - Deutsche Asset Management, Inc. 1

Investments in securities of foreign issuers present greater risks including currency fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price volatility and are less liquid than the US markets. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely enough to track its performance.

The EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE® Index Fund's investment advisor.

Scudder VIT Small Cap Index Fund Advisor - Deutsche Asset Management, Inc. 1

Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as steeper price fluctuations, narrower markets, limited financial resources, and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

"Russell 2000®" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.

1 Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

Strong Portfolios
Strong Opportunity Fund II Advisor - Strong Investments

The Strong Opportunity Fund II invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are under-priced, yet have attractive growth prospects. The managers base the analysis on a company's ''private market value'' - the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The fund may invest up to 25% of its net assets in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.

Strong VIF Mid Cap Growth Fund II Advisor - Strong Investments

The Mid Cap Growth Fund II invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines ''medium-capitalization companies'' as companies with a market capitalization substantially similar to that of companies in the Russell Midcap™ Index at the time of investment. The portfolio can invest in futures and options transactions for hedging and risk management purposes. The fund may invest up to 25% of its net assets in foreign securities and may utilize an active trading approach.

The Timothy Plan Variable Series
The Timothy Plan Conservative Growth Fund Variable Series Advisor - Timothy Partners, Ltd.

The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds are precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

The Timothy Plan Strategic Growth Fund Variable Series Advisor - Timothy Partners, Ltd.

The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds are precluded from investing, by virtue of the funds' and Portfolio's ethical standards, are referred to as "excluded securities."

Van Kampen-The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I Advisor - Van Kampen 2

The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

Van Kampen UIF-U.S. Mid Cap Core Portfolio-Class I (formerly Mid Cap Value Portfolio) Advisor: - Van Kampen 2

The investment objective of the U.S. Mid Cap Core Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.

Van Kampen UIF U.S. Real Estate Portfolio-Class I Advisor - Van Kampen 2

The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Van Kampen UIF Value Portfolio-Class I Advisor - Van Kampen 2

The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

2 Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value and Core Plus Fixed Income Portfolios.

Additions, Deletions, or Substitutions

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

  Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Annuity Investors Life Insurance Company® (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources® , Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT

Annuity Investors® Variable Account B was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the contracts are obligations of the Company.

GREAT AMERICAN ADVISORS, INC.

Great American AdvisorsSM, Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age 80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.
CHARGES AND DEDUCTIONS

Charges and Deductions By the Company

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

Contingent Deferred Sales Charge ("CDSC")
Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3	4	5	6	7 or more
CDSC as a percentage of purchase payment surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When Assessed	On partial or full surrenders of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers

  Free withdrawal privilege. See the Surrenders section for information.

  In the Company's discretion where the Company incurs reduced sales and servicing expenses.

  Upon separation from service if the Contract issued with employer plan endorsement or deferred compensation endorsement.

  If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

  Long-term care waiver rider. See the Surrenders section for information.

  If the Social Security Administration determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

  Successor Owner endorsement. See the Account Value section for information.

  Where required to satisfy state law or required for participation in certain retirement plans.

Contract Maintenance Fee
Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed

During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What

Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers

  During Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

  During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

  In the Company's discretion where the Company incurs reduced sales and servicing expenses.

  During Benefit Payment Period where required to satisfy state law.

Transfer Fee
Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge

$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time, or the number of transfers which can be made without incurring the charge at any time.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers

Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge
Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge
Purpose of Charge

Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Daily charge equal to 0.003403% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%. Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers

When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002590% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%. The Company estimates that for Enhanced Contracts, the mortality risk component of this charge is 0.75% and the expense risk component is 0.20%.

Premium Taxes

Currently some state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel

The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Persons With Rights Under a Contract

Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

Account Statements

During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; and (2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
transfer from a Subaccount
full or partial surrender from the Subaccounts
payment of a death benefit
application of the amounts in the Subaccounts to a settlement option deduction of the contract maintenance fee
deduction of any transfer fee

Successor Owner Endorsement

If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

The Successor Owner endorsement may not be available in all states.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options--Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

Fixed Accumulation Account Option
One-Year Guaranteed Interest Rate Option
Three-Year Guaranteed Interest Rate Option
Five-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10
Minimum allocation to fixed accumulation account	$10
Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a guarantee period option which would extend beyond the Owner's 85th birthday, or 5 years after the effective date of the Contract, if later.
Allocation during right to cancel period

No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Interests in the Fixed Account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Principal Guarantee Program

An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

Renewal of Fixed Account Guarantee Options

At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.

Transfers

During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers are:
Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option, which would extend beyond the Owner's 85th birthday or 5 years after the effective date of the Contract, if later.
Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option's value as of the most recent contract anniversary.
Transfers from Fixed Account options

  May not be made prior to first contract anniversary.

  Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Automatic Transfer Programs

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Service	Description	Minimum Account Requirements	Limitations/Notes

Dollar Cost Averaging

There are risks involved in switching between investments available under the Contract. Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.

Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).

Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option's value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.

Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Telephone, Facsimile or Internet Transfers

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Termination of Automatic Transfer Programs

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Other Restrictions on Transfers

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.

Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U.S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U.S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

Surrenders

An Owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on any surrender. The restrictions and charges on surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of partial surrender	$500
Minimum remaining Account Value after partial surrender	$500
Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)	Account Value subject to tax law or employer plan restrictions on withdrawals	Account Value, subject to employer plan restrictions on withdrawals
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)
Contract maintenance fee on full surrender	$30 (no CDSC applies to fee)
Contingent deferred sales charge ("CDSC")	Up to 7% of purchase payments
Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on "first-in, first-out" basis (CDSC may apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request, unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege

The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider

If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

Death Benefit

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

Death Benefit Amount For Individual Contracts

In states where the Company has received regulatory approval, the Death Benefit will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or
2)	the total of all your purchase payments, reduced proportionally for partial surrenders; or
3)	the Historic High Value.

The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for partial surrenders and (b) the High Value, reduced proportionally for partial surrenders taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If the Contract was issued after the Owner's 60th birthday, there is no High Value. This means there is no Historic High Value.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. it will also be reduced by any outstanding loans. The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date.

Death Benefit Amount for Participants In Group Contracts Issued Prior to June 1, 2003

The Death Benefit Amount for a Participant in a group Contract issued prior to June 1, 2003 will equal the greatest of:

1)	the Participant's Account Value as of the Death Benefit Valuation Date; or
2)	the Minimum Death Benefit; or
3)	the Historic High Value.

The Minimum Death Benefit is equal to the Participant's total purchase payments, less any partial surrenders, and increased by interest, if any. If the Participant dies before Age 80, interest compounds daily at an effective annual rate of 3%, to the Death Benefit Valuation Date. If the Participant dies on or after his 80th birthday, interest compounds daily, at an effective annual rate of 3%, to the Contract Anniversary prior to the Participant's 80th birthday.

The Historic High Value is equal to the High Value, less any partial surrenders that are taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Certificate Anniversary, but before the Death Benefit Valuation Date and prior to the Participant's Age 80. If the Certificate was issued to the Participant after he or she is age 75, there can be no High Value. This means that there can be no Historic High Value.

The Death Benefit Amount for a Participant will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date for that Participant.

Payment of Benefits

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Settlement Options

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life the benefit payments are based.

Calculation of Fixed Dollar Benefit Payments

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Benefit Payments

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval.

The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral on Annuities

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

Texas Optional Retirement Program

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.

Texas Teachers Retirement System

The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

Pension and Profit Sharing Plans

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

	Tax-Qualified Plans Nonqualified Deferred Compensation Plans	Basic Non-Tax-Qualified Contracts
Plan Types

  IRC section 401 (Pension and Profit Sharing)

  IRC section 403(b) (Tax-Sheltered Annuities)

  IRC section 408 (IRA, SEP, SIMPLE IRA)

  IRC section 408A (Roth IRA)

  IRC section 457

  Nonqualified Deferred Compensation
IRC section 72 only
Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.
Taxation of Surrenders

If there is an after-tax "investment in the contract," a pro rata portion of the amount surrendered is taxable income based on the ratio of "investment in the contract" to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no "investment in the contract." Qualified distributions from section 408A Roth IRA may be completely tax free.

Surrenders prior to age 59 1/2 may be subject to 10% tax penalty (25% for a SIMPLE IRA within the first two years of participation).

Surrenders from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code or the terms of a retirement plan.

Account Value in excess of "investment in the contract" is included in taxable income. Generally, the "investment in the contract" will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and "investments in the contract" last.

For a Contract purchased as part of an IRC Section 1035 exchange which includes contributions made before August 14, 1982 ("pre-TEFRA contributions") partial withdrawals are not taxable until the pre-TEFRA contributions have been returned.

The taxable portion of any surrender prior to age
59 1/2 may be subject to a 10% tax penalty.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)

For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax "investment in the contract" (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the Owner.

Taxation of Lump Sum Death Benefit Payment	Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death benefit distributions.
Assignment of Contract/ Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.

Generally, deferred earnings become taxable to transferor at time of transfer and transferee receives an "investment in the contract" equal to the Account Value at that time. Gift tax consequences are not discussed herein.

Withholding

Eligible rollover distributions from Section 401, Section 403(b), and governmental Section 457 plan Contracts subject to 20% mandatory withholding on taxable portion unless direct rollover. Other Section 457 plan benefits and nonqualified deferred compensation plan benefits subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.

Generally, Payee may elect to have taxes withheld or not.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's web site www.sec.gov. The registration number for the Registration Statement is 333-19725.

OTHER INFORMATION AND NOTICES

Householding - Revocation of Consent

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

Electronic Delivery of Required Documents

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

Legal Proceedings

The Company and Great American AdvisorsSM, Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRITSM
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

Supplemental Prospectus dated May 1, 2003

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2003, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the INVESCO VIF-Total Return Fund Subaccount, the Scudder VIT Equity 500 Index Subaccount, The Timothy Plan Small-Cap Variable Series Subaccount or the Van Kampen-Emerging Markets Equity Subaccount (collectively, the "Subaccounts"). The INVESCO, Scudder, and Van Kampen Subaccounts are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2003, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

  The Contracts are not FDIC or NCUSIF insured
  The Contracts are obligations of the Company and not of the bank or credit union
  The bank or credit union does not guarantee the Company's obligations under the Contracts
  The Contracts involve investment risk and may lose value

EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

Portfolio Annual Expenses (Before Expense Reimbursement)

(As a percentage of Portfolio average net assets)
Portfolio	Management Fees	Other Expenses	Total Annual Expenses1
INVESCO VIF Total Return Fund 2	0.75	0.59	1.34
Scudder VIT Equity 500 Index Fund 3	0.20	0.12	0.32
The Timothy Plan Small-Cap Variable Series 4	1.00	0.20	1.20
Van Kampen UIF Emerging Markets Equity Portfolio 5	1.25	0.68	1.93

1 Data for each Portfolio are for its fiscal year ended December 31, 2002. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

Portfolio	Management Fees	Other Expenses	Total Annual Expenses
INVESCO VIF Total Return Fund2	0.75	0.40	1.15
Scudder VIT Equity 500 Index Fund 3	0.20	0.10	0.30
The Timothy Plan Small-Cap Variable Series 4	1.00	0.82	1.82
Van Kampen UIF Emerging Markets Equity Portfolio 5	1.13	0.68	1.81

2 The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to commitments between the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to the voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

3 The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.

4 The Trust and the TPL have entered into an agreement with the participating Life Insurance Company, pursuant to which the Insurance Company maintains the records related to the ownership of the Fund's shares by the Insurance Company Separate Accounts, processes all purchases and redemptions within the Accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund's assets. The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep the Fund's total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation.

5 For the year ended December 31, 2002, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's advisor to the extent total annual operating expenses exceed 1.75%. The advisor may terminate these voluntary waivers at any time at its sole discretion. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the advisor excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.06% of such investment related expense.

Examples for Commodore Spirit

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,386	2,624	3,961	5,408
Minimum	862	1,026	1,249	1,537

(2)     If you annuitize your Contract at the end of the applicable time period:

	1 year*	3 years	5 years	10 years
Maximum	N/A	2,124	3,661	5,308
Minimum	N/A	526	949	1,437

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3)     If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	686	2,124	3,661	5,308
Minimum	162	526	949	1,437

Examples for Commodore Advantage

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,475	2,892	4,208	5,535
Minimum	982	1,390	1,664	1,913

(2)     If you annuitize your Contract at the end of the applicable time period:

	1 year*	3 years	5 years	10 years
Maximum	N/A	2,092	3,608	5,235
Minimum	N/A	590	1,064	1,613

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3)      If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	675	2,092	3,608	5,235
Minimum	182	590	1,064	1,613

Examples for Commodore Independence

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	670	2,077	3,584	5,202
Minimum	126	410	744	1,134

(2)     If you annuitize your Contract at the end of the applicable time period:

	1 year*	3 years	5 years	10 years
Maximum	N/A	2,077	3,584	5,202
Minimum	N/A	410	744	1,134

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3)     If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	670	2,077	3,584	5,202
Minimum	126	410	744	1,134

CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to the INVESCO, Scudder, Timothy Plan and Van Kampen Subaccounts. This information is presented from the end of the year of inception through December 31, 2002. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value was 10.000000 as of July 15, 1997 (the date the INVESCO and Van Kampen Subaccounts commenced operations), or as of May 1, 1998 (the date the Timothy Plan Subaccount commenced operations), or as of May 1, 1999 (the date the Scudder Subaccount commenced operations).
Subaccount	The Commodore Spirit 333-19725						Year Ended
	Standard		Optional Death Benefit (issue age 65 and younger)		Optional Death Benefit (issue age over 65 and under 79)
	Accumulation Unit Value	Accumulation Units Outstanding	Accumulation Unit Value	Accumulation Units Outstanding	Accumulation Unit Value	Accumulation Units Outstanding
INVESCO VIF Total Return Fund	8.972997	232,581.391	8.924546	0.000	8.852766	0.000	12/31/02
	10.134755	361,909.293	10.089992	0.000	10.023649	0.000	12/31/01
	10.431261	278,576.941	N/A	N/A	N/A	N/A	12/31/00
	10.811807	258,825.173	N/A	N/A	N/A	N/A	12/31/99
	11.348675	154,762.526	N/A	N/A	N/A	N/A	12/31/98
	10.503108	14,641.934	N/A	N/A	N/A	N/A	12/31/97
Scudder VIT Equity 500 Index Fund	6.422838	220,814.702	6.399054	0.000	6.364408	0.000	12/31/02
	8.383718	236,942.002	8.360924	0.000	8.327974	0.000	12/31/01
	9.681308	236,998.179	N/A	N/A	N/A	N/A	12/31/00
	10.815237	73,596.514	N/A	N/A	N/A	N/A	12/31/99
The Timothy Plan Small-Cap Variable Series Portfolio	11.570446	411,952.278	11.517409	4,231.387	11.438200	0.000	12/31/02
	14.201161	358,967.966	14.150023	13.748	14.073530	0.000	12/31/01
	12.876042	256,856.613	N/A	N/A	N/A	N/A	12/31/00
	12.097693	94,238.615	N/A	N/A	N/A	N/A	12/31/99
	10.283942	29,293.327	N/A	N/A	N/A	N/A	12/31/98
Van Kampen UIF Emerging Markets Equity Portfolio	5.670122	143,900.933	5.639709	0.000	5.594304	0.000	12/31/02
	6.311285	157,013.225	6.283623	0.000	6.242271	0.000	12/31/01
	6.844447	171,508.549	N/A	N/A	N/A	N/A	12/31/00
	11.416896	56,080.554	N/A	N/A	N/A	N/A	12/31/99
	5.915866	30,255.642	N/A	N/A	N/A	N/A	12/31/98
	7.911559	9,042.956	N/A	N/A	N/A	N/A	12/31/97

Subaccount	The Commodore Spirit 333-19725				Year Ended
	Enhanced		Enhanced with Administration Charges Waived
	Accumulation Unit Value	Accumulation Units Outstanding	Accumulation Unit Value	Accumulation Units Outstanding
INVESCO VIF Total Return Fund	9.119526	6,257.636	9.193862	0.000	12/31/02
	10.269754	5,148.335	10.338078	0.708	12/31/01
	10.538737	3,457.428	10.593005	97.764	12/31/00
	10.890979	1,936.199	10.930872	0.000	12/31/99
	11.397954	111.314	N/A	N/A	12/31/98
	10.517508	0.000	N/A	N/A	12/31/97
Scudder VIT Equity 500 Index Fund	6.493065	2,727.390	6.528559	179.116	12/31/02
	8.450260	1,459.618	8.483809	179.116	12/31/01
	9.729061	66.267	9.753088	190.592	12/31/00
	10.836517	0.000	10.847192	131.993	12/31/99
The Timothy Plan Small-Cap Variable Series Portfolio	11.731810	1,895.369	11.765228	0.000	12/31/02
	14.356543	1,265.216	14.376029	0.000	12/31/01
	12.978169	676.849	12.976380	0.000	12/31/00
	12.157659	374.501	12.137973	0.000	12/31/99
	10.304332	17.653	N/A	N/A	12/31/98
Van Kampen UIF Emerging Markets Equity Portfolio	5.762828	1,629.643	5.809872	2.142	12/31/02
	6.395453	744.747	6.438076	2.142	12/31/01
	6.915029	395.495	6.950699	54.714	12/31/00
	11.500499	128.179	11.542646	0.000	12/31/99
	5.941609	0.000	5.954580	0.000	12/31/98
	7.922446	0.000	7.927919	0.000	12/31/97

Subaccount	The Commodore Independence 333-51955						Year Ended
	Standard (1.40%)		Enhanced (1.10%)		Enhanced with Administration Charges Waived (0.90%)
	Accumulation Unit Value	Accumulation Units Outstanding	Accumulation Unit Value	Accumulation Units Outstanding	Accumulation Unit Value	Accumulation Units Outstanding
INVESCO VIF Total Return Fund	8.972997	232,581.391	9.119526	6,257.636	8.223349	0.000	12/31/02
	10.134755	361,909.293	10.269754	5,148.335	9.242212	0.000	12/31/01
	10.431261	278,576.941	10.538737	3,457.428	9.465426	0.000	12/31/00
	10.811807	258,825.173	10.890979	1,936.199	N/A	N/A	12/31/99
	11.348675	154,762.526	11.397954	111.314	N/A	N/A	12/31/98
	10.503108	14,641.934	10.517508	0.000	N/A	N/A	12/31/97
Scudder VIT Equity 500 Index Fund	6.422838	220.814.702	6.493065	2,727.390	6.540032	1,614.118	12/31/02
	8.383718	236,942.002	8.450260	1,459.618	8.494513	981.264	12/31/01
	9.681308	236,998.179	9.729061	66.267	9.760550	1,265.072	12/31/00
	10.815237	73,596.514	10.836517	0.000	N/A	N/A	12/31/99
The Timothy Plan Small-Cap Variable Series Portfolio	11.570446	411,952.278	11.731810	1,895.369	11.805762	0.000	12/31/02
	14.201161	358,967.966	14.356543	1,265.216	14.418440	0.000	12/31/01
	12.876042	256,856.613	12.978169	676.849	13.008207	0.000	12/31/00
	12.097693	94,238.615	12.157659	374.501	12.137973	0.000	12/31/99
	10.283942	29,293.327	10.304332	17.653	N/A	N/A	12/31/98
Van Kampen UIF Emerging Markets Equity Portfolio	5.670122	143,900.933	5.762828	1,629.643	8.120134	804.844	12/31/02
	6.311285	157,013.225	6.395453	744.747	8.993705	596.641	12/31/01
	6.844447	171,508.549	6.915029	395.495	9.704991	393.446	12/31/00
	11.416896	56,080.554	11.500499	128.179	N/A	N/A	12/31/99
	5.915866	30,255.642	5.941609	0.000	N/A	N/A	12/31/98
	7.911559	9,042.956	7.922446	0.000	N/A	N/A	12/31/97

Subaccount	The Commodore Independence 333-51955				Year Ended
	Enhanced with Administration Charges waived (0.95%)		Enhanced with Administration Charges waived (0.75%)
	Accumulation Unit Value	Accumulation Units Outstanding	Accumulation Unit Value	Accumulation Units Outstanding
INVESCO VIF Total Return Fund	9.193862	0.000	8.278059	0.000	12/31/02
	10.338078	0.708	9.289845	0.000	12/31/01
	10.593005	97.764	N/A	N/A	12/31/00
	10.930872	0.000	N/A	N/A	12/31/99
	N/A	N/A	N/A	N/A	12/31/98
	N/A	N/A	N/A	N/A	12/31/97
Scudder VIT Equity 500 Index Fund	6.528559	179.116	6.575910	0.000	12/31/02
	8.483809	179.116	8.494513	981.264	12/31/01
	9.753088	190.592	N/A	N/A	12/31/00
	10.847192	131.993	N/A	N/A	12/31/99
The Timothy Plan Small-Cap Variable Series Portfolio	11.765228	0.000	11.862623	258.208	12/31/02
	14.376029	0.000	14.466293	0.000	12/31/01
	12.976380	0.000	N/A	N/A	12/31/00
	12.137973	0.000	N/A	N/A	12/31/99
	N/A	N/A	N/A	N/A	12/31/98
Van Kampen UIF Emerging Markets Equity Portfolio	5.809872	2.142	8.173395	0.000	12/31/02
	6.438076	2.142	9.039206	0.000	12/31/01
	6.950699	54.714	N/A	N/A	12/31/00
	11.542646	0.000	N/A	N/A	12/31/99
	N/A	N/A	N/A	N/A	12/31/98
	N/A	N/A	N/A	N/A	12/31/97

Subaccount	The Commodore Advantage 333-51971				Year Ended
	Standard		Standard with Administration Charges Waived
	Accumulation Unit Value	Accumulation Units Outstanding	Accumulation Unit Value	Accumulation Units Outstanding
INVESCO VIF Total Return Fund	8.972997	232,581.391	8.097869	0.000	12/31/02
	10.134755	361,909.293	9.132767	0.000	12/31/01
	10.431261	278,576.941	N/A	N/A	12/31/00
	10.811807	258,825.173	N/A	N/A	12/31/99
	11.348675	154,762.526	N/A	N/A	12/31/98
	10.503108	14,641.934	N/A	N/A	12/31/97
Scudder VIT Equity 500 Index Fund	6.422838	220,814.702	6.457855	0.000	12/31/02
	8.383718	236,942.002	8.416925	0.000	12/31/01
	9.681308	236,998.179	N/A	N/A	12/31/00
	10.815237	73,596.514	N/A	N/A	12/31/99
The Timothy Plan Small-Cap Variable Series Portfolio	11.570446	411,952.278	11.577730	0.000	12/31/02
	14.201161	358,967.966	14.189031	4.378	12/31/01
	12.876042	256,856.613	N/A	N/A	12/31/00
	12.097693	94,238.615	N/A	N/A	12/31/99
	10.283942	29,293.327	N/A	N/A	12/31/98
Van Kampen UIF Emerging Markets Equity Portfolio	5.670122	143,900.933	7.996022	0.000	12/31/02
	6.311285	157,013.225	8.886986	0.000	12/31/01
	6.844447	171,508.549	N/A	N/A	12/31/00
	11.416896	56,080.554	N/A	N/A	12/31/99
	5.915866	30,255.642	N/A	N/A	12/31/98
	7.911559	9,042.956	N/A	N/A	12/31/97

Financial Statements

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the SAI.

THE PORTFOLIOS

The INVESCO VIF Total Return Fund Subaccount is invested in the INVESCO VIF Total Return Fund Portfolio. The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder VIT Funds Equity 500 Index Fund. The Timothy Plan Small-Cap Variable Series Subaccount is invested in The Timothy Plan Small-Cap Variable Series Portfolio. The Van Kampen UIF Emerging Markets Equity Subaccount is invested in the Van Kampen UIF Emerging Markets Equity Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.
INVESCO Variable Investment Funds, Inc.
INVESCO VIF Total Return Fund Advisor - INVESCO Funds Group, Inc.

The INVESCO VIF Total Return Fund seeks a high total return on investment through capital appreciation and current income. The INVESCO VIF Total Return Fund seeks to accomplish its objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.

Scudder VIT Funds
VIT Equity 500 Index Fund Advisor - Deutsche Asset Management, Inc.1

The Equity 500 Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® "), which emphasizes stocks of large U.S. companies. The Fund will invest primarily in the common stock of those companies included in the S&P 500 that are deemed representative of the industry diversification of the entire S&P 500.

1 Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

The Timothy Plan Variable Series
The Timothy Plan Small-Cap Variable Series Advisor - Timothy Partners, Ltd.

The primary investment objective of the Timothy Plan Small-Cap Variable Series is to seek long-term capital growth, with a secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities.

Van Kampen
Emerging Markets Equity Portfolio-Class I Advisor - Morgan Stanley Asset Management2 (a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.)

The Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.

2 Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Core (formerly Mid Cap Value), Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Investment Options-Allocations

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the INVESCO, Scudder, or Van Kampen Subaccounts described in this Supplemental Prospectus only if you held Accumulation Units in the respective Subaccount as of April 30, 2001. You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Subaccount only if you held Accumulation Units in that Subaccount as of April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Interests in the Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these or any other Subaccounts.

CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES, AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO, AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS®VARIABLE ACCOUNT B

THE COMMODORE SPIRITSM

GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2003

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2003, for The Commodore Spirit Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003 AND YOU PURCHASED THE OPTIONAL ENHANCED DEATH BENEFIT RIDER.

The Statement of Additional Information ("SAI") dated May 1, 2003, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Spirit is 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

  The contracts are not FDIC or NCUSIF insured.
  The contracts are obligations of the company and not of the bank or credit union.
  The bank or credit union does not guarantee the company's obligations under the contracts.
  The contracts involve investment risk and may lose value.

SECTIONS OF PROSPECTUS AMENDED OR REPLACED IN THEIR ENTIRETY

The "Separate Account Annual Expenses" and the "Examples" subsections of the "EXPENSE TABLES" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

Separate Account Annual Expenses (as a % of the average value of the Owner's interest in the Subaccounts)	Standard Contracts	Optional Death Benefit Contracts (Issue Age 65 and younger)	Optional Death Benefit Contracts (Issue Age over 65 and under 79)
Mortality and Expense Risk Charge	1.25%	1.35%	1.50%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.40%	1.50%	1.65%

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The first example assumes you invest $10,000 in a Contract with the Optional Death Benefit and you are over age 65 (highest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,410	2,694	4,073	5,559
Minimum	933	1,253	1,651	3,252

(2)     If you annuitize your Contract at the end of the applicable time period:

	1 year*	3 years	5 years	10 years
Maximum	N/A	2,194	3,773	5,459
Minimum	N/A	753	1,351	3,252

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3)     If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	710	2,194	3,773	5,459
Minimum	233	753	1,351	3,252

The next example assumes you invest $10,000 in a Contract with no optional features (lowest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)     If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,386	2,624	3,961	5,408
Minimum	862	1,026	1,249	1,537

(2)     If you annuitize your Contract at the end of the applicable time period:

	1 year*	3 years	5 years	10 years
Maximum	N/A	2,124	3,661	5,308
Minimum	N/A	526	949	1,437

*Annuitization is not permitted under the Contracts until after the second Contract Year.

(3)If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	686	2,124	3,661	5,308
Minimum	162	526	949	1,437

The "CONDENSED FINANCIAL INFORMATION" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

Standard Accumulation Unit Value	Standard Accumulation Units Outstanding	Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
7.930106	960,232.146	7.887332	576.445	7.823843	0.000	12/31/02
11.317226	1,066,026.751	11.267308	297.025	11.193188	0.000	12/31/01
14.823134	894,007.973	N/A	N/A	N/A	N/A	12/31/00
16.894039	408,482.196	N/A	N/A	N/A	N/A	12/31/99
13.169143	140,614.024	N/A	N/A	N/A	N/A	12/31/98
10.320883	26,332.500	N/A	N/A	N/A	N/A	12/31/97
Dreyfus Stock Index Fund-Initial Shares
9.349226	4,454,143.840	9.298818	10,366.380	9.224023	95.159	12/31/02
12.210993	4,141,595.630	12.157172	6,156.673	12.077250	5.882	12/31/01
14.100696	3,598,196.884	N/A	N/A	N/A	N/A	12/31/00
15.760394	2,129,772.165	N/A	N/A	N/A	N/A	12/31/99
13.250646	779,485.606	N/A	N/A	N/A	N/A	12/31/98
10.479569	69,510.645	N/A	N/A	N/A	N/A	12/31/97

Dreyfus VIF-Appreciation Portfolio-Initial Shares
10.264481	821,738.414	10.209165	2,136.034	10.127012	0.000	12/31/02
12.497173	717,965.716	12.442111	17.774	12.360270	0.000	12/31/01
13.974173	649,590.073	N/A	N/A	N/A	N/A	12/31/00
14.262203	517,772.082	N/A	N/A	N/A	N/A	12/31/99
12.975443	170,523.015	N/A	N/A	N/A	N/A	12/31/98
10.103905	18,347.666	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF-Developing Leaders Portfolio-Initial Shares (formerly Small Cap Portfolio)
9.888294	887,931.962	9.835242	1,414.885	9.756123	0.000	12/31/02
12.397758	698,539.631	12.343426	1,920.104	12.262277	0.000	12/31/01
13.391746	482,890.909	N/A	N/A	N/A	N/A	12/31/00
11.984035	275,503.637	N/A	N/A	N/A	N/A	12/31/99
9.867472	171,968.905	N/A	N/A	N/A	N/A	12/31/98
10.362314	41,359.506	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF-Growth and Income Portfolio-Initial Shares
8.409071	633,983.863	8.363529	16.060	8.296242	0.000	12/31/02
11.419341	646,842.656	11.368715	0.881	11.293965	0.000	12/31/01
12.299306	572,006.660	N/A	N/A	N/A	N/A	12/31/00
12.961023	331,756.261	N/A	N/A	N/A	N/A	12/31/99
11.243790	159,409.837	N/A	N/A	N/A	N/A	12/31/98
10.196538	32,231.762	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF-Money Market Portfolio
1.153638	26,597,370.970	1.150055	3,512.734	1.141986	0.000	12/31/02
1.153108	17,775,594.379	1.150535	3,127.264	1.143962	0.000	12/31/01
1.128116	7,677,545.259	N/A	N/A	N/A	N/A	12/31/00
1.083700	2,638,837.162	N/A	N/A	N/A	N/A	12/31/99
1.050876	658,981.650	N/A	N/A	N/A	N/A	12/31/98
1.016499	0.000	N/A	N/A	N/A	N/A	12/31/97
INVESCO VIF-Core Equity Fund
10.165715	1,100,758.403	10.111065	2,347.721	10.029707	0.000	12/31/02
12.743764	1,199,392.254	12.687774	1,132.450	12.604335	0.000	12/31/01
14.196834	1,018,117.732	N/A	N/A	N/A	N/A	12/31/00
13.726769	553,696.171	N/A	N/A	N/A	N/A	12/31/99
12.120155	200,541.938	N/A	N/A	N/A	N/A	12/31/98
10.659157	33,269.983	N/A	N/A	N/A	N/A	12/31/97
INVESCO VIF Dynamics Fund
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
INVESCO VIF Financial Services Fund
8.070175	118,822.635	8.056892	876.437	8.037010	0.000	12/31/02
9.616190	71,816.401	9.609846	876.437	9.600337	0.000	12/31/01
INVESCO VIF-Health Sciences Fund
7.580976	210,450.701	7.568511	1,503.619	7.549835	0.000	12/31/02
10.175290	59,824.959	10.168588	1,261.503	10.158532	0.000	12/31/01
INVESCO VIF-High Yield Fund
8.186958	488,086.809	8.143408	983.299	8.077935	0.000	12/31/02
8.410616	546,183.962	8.374125	646.543	8.319082	0.000	12/31/01
10.025816	403,918.794	N/A	N/A	N/A	N/A	12/31/00
11.510803	221,636.210	N/A	N/A	N/A	N/A	12/31/99
10.689459	70,047.913	N/A	N/A	N/A	N/A	12/31/98
10.687084	10,260.821	N/A	N/A	N/A	N/A	12/31/97

INVESCO VIF-Small Company Growth Fund
6.004149	155,173.901	5.994252	27.131	5.979440	0.000	12/31/02
8.838420	27,720.462	8.832577	5.420	8.823828	0.000	12/31/01
Janus Aspen Series Balanced Portfolio-Institutional Shares
14.676594	3,702,620.254	14.597522	9,029.715	14.480100	715.911	12/31/02
15.907374	3,578,735.833	15.837295	3,807.168	15.733155	4.244	12/31/01
16.920712	3,181,464.624	N/A	N/A	N/A	N/A	12/31/00
17.556100	1,571,579.505	N/A	N/A	N/A	N/A	12/31/99
14.043929	373,285.807	N/A	N/A	N/A	N/A	12/31/98
10.604609	30,519.754	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares
6.859260	1,548,077.357	6.834023	6,699.916	6.796979	0.000	12/31/02
8.247987	1,650,016.481	8.225736	6,505.660	8.193291	0.000	12/31/01
10.678675	1,384,637.536	N/A	N/A	N/A	N/A	12/31/00
13.234548	471,936.628	N/A	N/A	N/A	N/A	13/31/99
Janus Aspen Series Growth Portfolio-Institutional Shares
8.817912	2,338,003.425	8.770520	3,725.518	8.699912	0.000	12/31/02
12.166993	2,211,504.181	12.113565	2,990.215	12.033855	0.000	12/31/01
16.393493	1,792,958.592	N/A	N/A	N/A	N/A	12/31/00
19.453513	643,514.256	N/A	N/A	N/A	N/A	12/31/99
13.699715	172,190.630	N/A	N/A	N/A	N/A	12/31/98
10.239960	32,737.591	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series International Growth Portfolio-Institutional Shares
9.318679	678,787.112	9.268321	1,063.812	9.193752	0.000	12/31/02
12.698027	675,126.139	12.641893	805.229	12.558761	0.000	12/31/01
16.774550	620,740.857	N/A	N/A	N/A	N/A	12/31/00
20.234788	142,343.325	N/A	N/A	N/A	N/A	12/31/99
11.256365	45,382.775	N/A	N/A	N/A	N/A	12/31/98
9.735841	12,541.039	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares (formerly Aggressive Growth Portfolio)
9.005921	1,290,667.557	8.957530	2,939.253	8.885444	0.000	12/31/02
12.672131	1,215,838.484	12.616505	1,551.472	12.533526	0.000	12/31/01
21.224171	993,843.327	N/A	N/A	N/A	N/A	12/31/00
31.565210	329,807.902	N/A	N/A	N/A	N/A	12/31/99
14.199318	53,896.345	N/A	N/A	N/A	N/A	12/31/98
10.723950	2,830.076	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	N/A	N/A	12/31/97
PBHG Growth II Portfolio
6.564979	317,797.743	6.529919	518.350	6.477346	0.000	12/31/02
9.568587	349,991.649	9.526892	272.267	9.464217	0.000	12/31/01
16.299948	351,987.801	N/A	N/A	N/A	N/A	12/31/00
19.835104	67,359.578	N/A	N/A	N/A	N/A	12/31/99
10.147606	24,618.770	N/A	N/A	N/A	N/A	12/31/98
9.511124	6,195.935	N/A	N/A	N/A	N/A	12/31/97

PBHG Large Cap Growth Portfolio
10.205869	529,410.520	10.150960	1,431.428	10.069293	79.780	12/31/02
14.641681	541,607.501	14.577306	2,007.334	14.481461	4.678	12/31/01
20.703434	484,474.409	N/A	N/A	N/A	N/A	12/31/00
21.307087	158,614.893	N/A	N/A	N/A	N/A	12/31/99
13.076352	31,474.961	N/A	N/A	N/A	N/A	12/31/98
10.150555	11,415.131	N/A	N/A	N/A	N/A	12/31/97
PBHG Mid-Cap Portfolio
8.081499	690,961.567	8.068197	3,058.963	8.048289	0.000	12/31/02
10.074367	224,532.821	10.067711	1,031.275	10.057747	0.000	12/31/01
PBHG Select Value Portfolio
6.755996	379,523.798	6.744883	580.828	6.728240	0.000	12/31/02
9.142710	286,441.118	9.136677	99.956	9.127647	0.000	12/31/01
PBHG Technology & Communication Portfolio
4.741823	1,894,838.669	4.716523	976.906	4.678535	0.000	12/31/02
10.450474	1,591,254.973	10.405028	533.324	10.336536	0.000	12/31/01
22.227020	1,164,557.256	N/A	N/A	N/A	N/A	12/31/00
38.941.384	433,441.908	N/A	N/A	N/A	N/A	12/31/99
11.808346	65,820.143	N/A	N/A	N/A	N/A	12/31/98
9.057045	20,974.008	N/A	N/A	N/A	N/A	12/31/97
Scudder VIT EAFE® Equity Index Fund
5.644081	187,535.206	5.623237	22.891	5.592777	0.000	12/31/02
7.299765	98,100.403	7.280005	0.000	7.251304	0.000	12/31/01
9.829207	74,370.108	N/A	N/A	N/A	N/A	12/31/00
11.958486	6,821.832	N/A	N/A	N/A	N/A	12/31/99
Scudder VIT Small Cap Index Fund
8.673629	165,980.862	8.641731	127.264	8.594957	0.000	12/31/02
11.074827	153,151.939	11.045017	0.000	11.001506	0.000	12/31/01
11.003134	83,894.729	N/A	N/A	N/A	N/A	12/31/00
11.606269	15,259.149	N/A	N/A	N/A	N/A	12/31/99
Strong Opportunity Fund II
11.513924	666,398.705	11.452046	4,721.368	11.359915	0.000	12/31/02
15.954009	638,318.778	15.883942	2,611.083	15.779526	0.000	12/31/01
16.800998	317,789.969	N/A	N/A	N/A	N/A	12/31/00
15.981484	138,453.066	N/A	N/A	N/A	N/A	12/31/99
12.012034	72,644.387	N/A	N/A	N/A	N/A	12/31/98
10.727356	6,416.208	N/A	N/A	N/A	N/A	12/31/97
Strong VIF-Mid Cap Growth Fund II
8.984712	569,056.186	8.936485	266.028	8.864569	0.000	12/31/02
14.588097	573,334.387	14.524149	190.193	14.428645	0.000	12/31/01
21.369830	454,659.296	N/A	N/A	N/A	N/A	12/31/00
25.444156	120,559.085	N/A	N/A	N/A	N/A	12/31/99
13.587521	33,197.715	N/A	N/A	N/A	N/A	12/31/98
10.707133	2,147.556	N/A	N/A	N/A	N/A	12/31/97
The Timothy Plan Conservative Growth Variable Series
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
13.437077	1,065,387.210	13.364910	4,148.255	13.257429	0.000	12/31/02
12.694998	713,042.852	12.639254	1,707.009	12.556166	0.000	12/31/01
11.776122	380,480.921	N/A	N/A	N/A	N/A	12/31/00
10.749115	279,193.758	N/A	N/A	N/A	N/A	12/31/99
11.079965	46,348.096	N/A	N/A	N/A	N/A	12/31/98
10.412276	4.653	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF U.S. Mid Cap Core Portfolio-Class I
11.143745	383,714.571	11.083937	1,481.185	10.994728	0.000	12/31/02
15.699340	335,452.774	15.630514	1,469.904	15.527702	0.000	12/31/01
16.438193	253,713.630	N/A	N/A	N/A	N/A	12/31/00
15.049488	183,388.647	N/A	N/A	N/A	N/A	12/31/99
12.705082	111,076.120	N/A	N/A	N/A	N/A	12/31/98
11.113227	16,674.966	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF U.S. Real Estate Portfolio-Class I
12.811814	469,712.672	12.743027	1,071.599	12.640537	0.000	12/31/02
13.094325	269,466.499	13.036863	14.584	12.951155	0.000	12/31/01
12.088940	147,402.642	N/A	N/A	N/A	N/A	12/31/00
9.482378	86,941.426	N/A	N/A	N/A	N/A	12/31/99
9.758808	43,786.457	N/A	N/A	N/A	N/A	12/31/98
11.101269	7,200.060	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF Value Portfolio-Class I
9.098209	526,832.864	9.049071	1,116.611	8.976240	0.000	12/31/02
11.851536	401,628.667	11.799174	31.284	11.721567	0.000	12/31/01
11.751659	132,621.948	N/A	N/A	N/A	N/A	12/31/00
9.536137	78,330.649	N/A	N/A	N/A	N/A	12/31/99
9.848411	34,212.111	N/A	N/A	N/A	N/A	12/31/98
10.204064	9,944.401	N/A	N/A	N/A	N/A	12/31/97

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2002. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

Financial Statements

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the SAI.

Performance Information

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.

Yield Data

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

Total Return Data

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSC and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without the Optional Death Benefit than for a Contract with this feature. If an Owner selects this feature, total return data will be higher if the Owner is age 65 or younger at issue than if the Owner is over age 65 at issue.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

  compare the performance of a Subaccount with applicable indices and/or industry averages;
  present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
  compare investment return on a tax-deferred basis with currently taxable investment return;
  illustrate investment returns by graphs, charts, or otherwise.

The "Mortality And Expense Risk Charge" subsection of the "CHARGES AND DEDUCTIONS" section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

Mortality and Expense Risk Charge
Purpose of Charge

Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Daily charge equal to 0.003403% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%. Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003674% of the daily Net Asset Value for each Subaccount if issued to an Owner age 65 and younger, or 0.004079% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. The Company estimates that the mortality risk component of these charges is 0.85% or 1.00%, respectively, and that the expense risk component remains at 0.50%. Contracts with the optional Enhanced Death Benefit Amount are referred to as "Optional Death Benefit Contracts." The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	None.

The "BENEFIT PAYMENT PERIOD" section is amended by adding the following material:

Optional Enhanced Death Benefit Amount

If an Owner purchased an individual Contract that was issued before his 79th birthday, the Owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit is included in the mortality and expense risk charge as described in the Charges and Deductions section of the Contract Prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.

The Enhanced Death Benefit Amount will equal the greatest of:

  the Account Value on the Death Benefit Valuation Date;
  the Enhanced Minimum Death Benefit; or
  the Enhanced Historic High Value.

The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.

The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of the Contract Prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

ANNUITY INVESTORS LIFE INSURANCE COMPANY ANNUITY INVESTORS VARIABLE ACCOUNT B STATEMENT OF ADDITIONAL INFORMATION FOR Individual and Group Flexible Premium Deferred Annuities

May 1, 2003

This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company® through Annuity Investors® Variable Account B (Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of the prospectus applicable to your contract dated May 1, 2003, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

TABLE OF CONTENTS

Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY *

General Information and History *

State Regulations *

SERVICES *

Safekeeping of Separate Account Assets *

Records and Reports *

Experts *

DISTRIBUTION OF THE CONTRACTS *

CALCULATION OF PERFORMANCE INFORMATION *

Money Market Subaccount Standardized Yield Calculation *

Average Annual Total Return Calculation *

Cumulative Total Return Calculation *

Standardized Average Annual Total Return Data *

Non Standardized Average Annual Total Return Data *

OTHER PERFORMANCE MEASURES *

BENEFIT UNITS - TRANSFER FORMULAS *

FEDERAL TAX MATTERS *

Taxation of Separate Account Income *

Tax Deferral on Non-tax qualified Contracts *

FINANCIAL STATEMENTS *

ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company ("GAFRI") (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

State Regulations

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.
SERVICES

Safekeeping of Separate Account Assets

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

Records and Reports

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

Experts

The financial statements of the Separate Account and the financial statements of the Company at December 31, 2002 and 2001, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of the Contract registered under number 333-51955 has been suspended. Additional purchase payments maybe made to this Contract, by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:

Year Ended
Registration Statement #	12/31/2002		12/31/2001		12/31/2000
	Received	Retained	Received	Retained	Received	Retained
333-19725	$ 1,684,519	$ 594,298	$ 2,741,101	$ 668,077	$6,806,480	$ 581,339
333-51955	$ 230,314	$ 114,917	$ 189,671	$ 138,609	$ 162,059	$ 13,841
333-51971	$ 269,038	$ 87,549	$ 350,730	$ 89,801	$ 486,177	$ 41,524

CALCULATION OF PERFORMANCE INFORMATION

Money Market Subaccount Standardized Yield Calculation

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value ("AUV") for the
                                         Money Market Subaccount over a 7-day period determined as follows:

                                         AUV at end of 7-day period - AUV at beginning of 7-day period
                                                       AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2002 are as follows:

Contract	Total Separate Account Charges	Yield	Effective Yield
333-19725	1.65%	-0.67%	-0.67%
	1.50%	-0.51%	-0.52%
	1.40%	-0.41%	-0.41%
	1.10%	-0.12%	-0.12%
	0.95%	0.03%	0.03%
333-51955	1.40%	-0.41%	-0.41%
	1.10%	-0.12%	-0.12%
	0.95%	0.03%	0.03%
	0.90%	0.07%	0.07%
	0.75%	0.23%	0.23%
333-51971	1.40%	-0.41%	-0.41%
	1.25%	-0.27%	-0.27%

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

Average Annual Total Return Calculation

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

Cumulative Total Return Calculation

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	S.E.C. File No. 333-19725
	Standard1 Contracts
All Periods Ending 12/31/2002	1 Year	5 Years	From Inception Date3
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-38.93%	-9.67%	-8.81%
Dreyfus Stock Index Fund-IS	-32.43%	-6.31%	-5.31%
Dreyfus V.I.F.-Appreciation Portfolio-IS	-26.86%	-3.29%	-3.25%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS	-29.24%	-4.74%	-4.13%
Dreyfus V.I.F.-Growth and Income Portfolio-IS	-35.36%	-8.12%	-7.62%
Dreyfus V.I.F.-Money Market Portfolio-IS	-8.95%	-1.20%	-1.38%
INVESCO VIF- Core Equity Fund	-29.23%	-4.75%	-3.44%
INVESCO VIF-Dynamics Fund	-41.84%	-9.31%	-8.94%
INVESCO VIF-Financial Services Fund4	-25.08%	N/A	-4.66%
INVESCO VIF-Health Sciences Fund	-34.49%	0.68%	2.11%
INVESCO VIF-High Yield Fund	-11.66%	-9.83%	-8.43%
INVESCO VIF-Small Company Growth Fund	-41.07%	-3.90%	-4.64%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-16.74%	3.96%	4.48%
Janus Aspen Series Capital Appreciation Portfolio-IS	-25.84%	N/A	2.23%
Janus Aspen Series Growth Portfolio-IS	-36.52%	-7.13%	-6.63%
Janus Aspen Series International Growth Portfolio-IS	-35.61%	-4.67%	-5.75%
Janus Aspen Series Mid Cap Growth Portfolio-IS	-37.93%	-7.70%	-6.31%
Janus Aspen Series Worldwide Growth Portfolio-IS	-35.53%	-4.52%	-5.09%
PBHG Growth II Portfolio	-40.39%	-6.66%	-13.12%
PBHG Large Cap Growth Portfolio	-39.30%	0.05%	-3.37%
PBHG Mid-Cap Portfolio5	-28.78%	N/A	6.77%
Fund-PBHG Select Value Portfolio	-35.10%	1.72%	2.04%
PBHG Technology & Communication Portfolio	-63.62%	-18.78%	-20.84%
Scudder VIT EAFE ® Equity Index	-31.68%	-11.52%	-13.42%
Scudder VIT Small Cap Index	-30.68%	-7.31%	-6.68%
Strong Opportunity Fund II	-36.83%	-2.01%	-0.71%
Strong Mid Cap Growth Fund II	-47.41%	-7.72%	-6.25%
The Timothy Plan Conservative Growth VS6	N/A	N/A	-20.83%
The Timothy Plan Strategic Growth VS6	N/A	N/A	-28.07%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-3.15%	2.30%	2.49%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I	-38.02%	-3.59%	-1.57%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-11.16%	-0.32%	1.42%
Van Kampen UIF Value Portfolio-Class I	-32.23%	-6.32%	-6.03%

1/  Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.
2/  Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.
3/  From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.
4/  Subaccount inception date (5/1/99) to 12/31/2002.
5/  Subaccount inception date (5/1/01) to 12/31/2002.
6/  Subaccount inception date (5/1/02) to 12/31/2002.

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	S.E.C. File No. 333-19725
	Enhanced2 Contracts
All Periods Ending 12/31/2002	1 Year	5 Years	From Inception Date3
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-38.72%	-9.42%	-8.44%
Dreyfus Stock Index Fund-IS	-32.21%	-5.96%	-4.95%
Dreyfus V.I.F.-Appreciation Portfolio-IS	-26.62%	-2.95%	-2.89%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS	-29.00%	-4.40%	-3.77%
Dreyfus V.I.F.-Growth and Income Portfolio-IS	-35.14%	-7.78%	-7.26%
Dreyfus V.I.F.-Money Market Portfolio-IS	-8.75%	-1.00%	-1.18%
INVESCO VIF- Core Equity Fund	-28.99%	-4.41%	-3.08%
INVESCO VIF-Dynamics Fund	-41.64%	-8.97%	-8.57%
INVESCO VIF-Financial Services Fund4	-24.83%	N/A	-4.34%
INVESCO VIF-Health Sciences Fund	-34.27%	1.03%	2.48%
INVESCO VIF-High Yield Fund	-11.37%	-9.49%	-8.07%
INVESCO VIF-Small Company Growth Fund	-40.86%	-3.55%	-4.28%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-16.46%	4.30%	4.84%
Janus Aspen Series Capital Appreciation Portfolio-IS	-25.59%	3.38%	2.58%
Janus Aspen Series Growth Portfolio-IS	-36.31%	-6.78%	-6.27%
Janus Aspen Series International Growth Portfolio-IS	-35.39%	-4.33%	-5.38%
Janus Aspen Series Mid Cap Growth Portfolio-IS	-37.72%	-7.35%	-5.95%
Janus Aspen Series Worldwide Growth Portfolio-IS	-35.31%	-4.17%	-4.74%
PBHG Growth II Portfolio	-40.19%	-11.91%	-12.76%
PBHG Large Cap Growth Portfolio	-39.09%	-3.18%	-3.01%
PBHG Mid-Cap Portfolio5	-28.54%	N/A	7.12%
Fund-PBHG Select Value Portfolio	-34.88%	2.07%	2.39%
PBHG Technology & Communication Portfolio	-63.49%	-18.42%	-20.44%
Scudder VIT EAFE ® Equity Index	-31.45%	-11.17%	-13.06%
Scudder VIT Small Cap Index	-30.45%	-6.96%	-6.33%
Strong Opportunity Fund II	-36.62%	-1.66%	-0.35%
Strong Mid Cap Growth Fund II	-47.23%	-7.38%	-5.89%
The Timothy Plan Conservative Growth VS6	N/A	N/A	-20.66%
The Timothy Plan Strategic Growth VS6	N/A	N/A	-27.90%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-2.84%	2.66%	2.84%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I	-37.81%	-3.25%	-1.22%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-10.87%	0.02%	1.77%
Van Kampen UIF Value Portfolio-Class I	-32.00%	-5.98%	-5.67%

1/  Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.
2/  Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.
3/  From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.
4/  Subaccount inception date (5/1/99) to 12/31/2002.
5/  Subaccount inception date (5/1/01) to 12/31/2002.
6/  Subaccount inception date (5/1/02) to 12/31/2002.

Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	S.E.C. File No. 333-51971
	Standard1 Contracts
All Periods Ending 12/31/2002	1 Year	5 Years	From Inception Date3
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-40.93%	-10.68%	-9.66%
Dreyfus Stock Index Fund-IS	-34.43%	-7.10%	-6.02%
Dreyfus V.I.F.-Appreciation Portfolio-IS	-28.86%	-3.98%	-3.90%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS	-31.24%	-5.48%	-4.81%
Dreyfus V.I.F.-Growth and Income Portfolio-IS	-37.36%	-8.98%	-8.42%
Dreyfus V.I.F.-Money Market Portfolio-IS	-10.95%	-1.84%	-1.97%
INVESCO VIF- Core Equity Fund	-31.23%	-5.49%	-4.09%
INVESCO VIF-Dynamics Fund	-43.84%	-10.21%	-9.80%
INVESCO VIF-Financial Services Fund4	-27.08%	N/A	-5.70%
INVESCO VIF-Health Sciences Fund	-36.49%	0.09%	1.61%
INVESCO VIF-High Yield Fund	-13.66%	-10.76%	-9.26%
INVESCO VIF-Small Company Growth Fund	-43.07%	-4.62%	-5.34%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-18.74%	3.44%	4.02%
Janus Aspen Series Capital Appreciation Portfolio-IS	-27.84%	2.50%	1.73%
Janus Aspen Series Growth Portfolio-IS	-38.52%	-7.95%	-7.39%
Janus Aspen Series International Growth Portfolio-IS	-37.61%	-5.41%	-6.47%
Janus Aspen Series Mid Cap Growth Portfolio-IS	-39.93%	-8.54%	-7.06%
Janus Aspen Series Worldwide Growth Portfolio-IS	-37.53%	-5.25%	-5.79%
PBHG Growth II Portfolio	-42.39%	-13.28%	-14.18%
PBHG Large Cap Growth Portfolio	-41.30%	-4.23%	-4.02%
PBHG Mid-Cap Portfolio5	-30.78%	N/A	6.17%
Fund-PBHG Select Value Portfolio	-37.10%	1.15%	1.50%
PBHG Technology & Communication Portfolio	-65.62%	-20.20%	-22.48%
Scudder VIT EAFE ® Equity Index	-33.68%	-12.52%	-14.50%
Scudder VIT Small Cap Index	-32.68%	-8.13%	-7.45%
Strong Opportunity Fund II	-38.83%	-2.67%	-1.29%
Strong Mid Cap Growth Fund II	-49.41%	-8.57%	-6.99%
The Timothy Plan Conservative Growth VS6	N/A	N/A	-21.83%
The Timothy Plan Strategic Growth VS6	N/A	N/A	-29.07%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-5.15%	1.74%	1.99%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I	-40.02%	-4.29%	-2.17%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-13.16%	-0.93%	0.89%
Van Kampen UIF Value Portfolio-Class I	-34.23%	-7.11%	-6.76%

1/  Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/  Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/  From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.
4/  Subaccount inception date (5/1/99) to 12/31/2002.
5/  Subaccount inception date (5/1/01) to 12/31/2002.
6/  Subaccount inception date (5/1/02) to 12/31/2002.

Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	S.E.C. File No. 333-51955
	Standard2 Contracts
All Periods Ending 12/31/2002	1 Year	5 Years	From Inception Date3
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-33.93%	-10.68%	-9.95%
Dreyfus Stock Index Fund-IS	-27.43%	-7.10%	-6.26%
Dreyfus V.I.F.-Appreciation Portfolio-IS	-21.86%	-3.98%	-4.11%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS	-24.24%	-5.48%	-5.04%
Dreyfus V.I.F.-Growth and Income Portfolio-IS	-30.36%	-8.98%	-8.69%
Dreyfus V.I.F.-Money Market Portfolio-IS	-3.95%	-1.84%	-2.18%
INVESCO VIF- Core Equity Fund	-24.23%	-5.49%	-4.31%
INVESCO VIF-Dynamics Fund	-36.84%	-10.21%	-10.09%
INVESCO VIF-Financial Services Fund4	-20.08%	N/A	-4.66%
INVESCO VIF-Health Sciences Fund	-29.49%	0.09%	1.44%
INVESCO VIF-High Yield Fund	-6.66%	-10.76%	-9.55%
INVESCO VIF-Small Company Growth Fund	-36.07%	-4.62%	-5.58%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-11.74%	3.44%	3.87%
Janus Aspen Series Capital Appreciation Portfolio-IS	-20.84%	2.50%	1.56%
Janus Aspen Series Growth Portfolio-IS	-31.52%	-7.95%	-7.65%
Janus Aspen Series International Growth Portfolio-IS	-30.61%	-5.41%	-6.72%
Janus Aspen Series Mid Cap Growth Portfolio-IS	-32.93%	-8.54%	-7.31%
Janus Aspen Series Worldwide Growth Portfolio-IS	-30.53%	-5.25%	-6.03%
PBHG Growth II Portfolio	-35.39%	-13.28%	-14.55%
PBHG Large Cap Growth Portfolio	-34.30%	-4.23%	-4.24%
PBHG Mid-Cap Portfolio5	-23.78%	N/A	6.37%
Fund-PBHG Select Value Portfolio	-30.10%	1.15%	1.32%
PBHG Technology & Communication Portfolio	-58.62%	-20.20%	-23.06%
Scudder VIT EAFE ® Equity Index	-26.68%	-12.52%	-14.87%
Scudder VIT Small Cap Index	-25.68%	-8.13%	-7.72%
Strong Opportunity Fund II	-31.83%	-2.67%	-1.48%
Strong Mid Cap Growth Fund II	-42.41%	-8.57%	-7.25%
The Timothy Plan Conservative Growth VS6	N/A	N/A	-14.83%
The Timothy Plan Strategic Growth VS6	N/A	N/A	-22.07%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	1.85%	1.74%	1.83%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I	-33.02%	-4.29%	-2.37%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-6.16%	-0.93%	0.72%
Van Kampen UIF Value Portfolio-Class I	-27.23%	-7.11%	-7.02%

1/  Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/  Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/  From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.
4/  Subaccount inception date (5/1/99) to 12/31/2002.
5/  Subaccount inception date (5/1/01) to 12/31/2002.
6/  Subaccount inception date (5/1/02) to 12/31/2002.

Non Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	S.E.C. File No. 333-19725
	Standard1 Contracts
All Periods Ending 12/31/2002	1 Year	5 Years	From Inception Date3
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-29.93%	-5.13%	-3.91%
Dreyfus Stock Index Fund-IS	-23.43%	-2.26%	-1.08%
Dreyfus V.I.F.-Appreciation Portfolio-IS	-17.86%	0.32%	0.63%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS	-20.24%	-0.93%	-0.11%
Dreyfus V.I.F.-Growth and Income Portfolio-IS	-26.36%	-3.78%	-2.96%
Dreyfus V.I.F.-Money Market Portfolio-IS	0.05%	2.13%	2.21%
INVESCO VIF- Core Equity Fund	-20.23%	-0.94%	0.47%
INVESCO VIF-Dynamics Fund5	-32.84%	-4.76%	-3.95%
INVESCO VIF-Financial Services Fund8	-16.08%	N/A	0.46%
INVESCO VIF-Health Sciences Fund	-25.49%	3.79%	5.23%
INVESCO VIF-High Yield Fund	-2.66%	-5.19%	-3.61%
INVESCO VIF-Small Company Growth Fund5	-32.07%	-0.21%	-0.46%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-7.74%	6.72%	7.31%
Janus Aspen Series Capital Appreciation Portfolio-IS	-16.84%	5.89%	5.33%
Janus Aspen Series Growth Portfolio-IS	-27.52%	-2.95%	-2.16%
Janus Aspen Series International Growth Portfolio-IS	-26.61%	-0.87%	-1.44%
Janus Aspen Series Mid Cap Growth Portfolio-IS	-28.93%	-3.43%	-1.90%
Janus Aspen Series Worldwide Growth Portfolio-IS	-26.53%	-0.74%	-0.90%
PBHG Growth II Portfolio	-31.39%	-7.14%	-7.23%
PBHG Large Cap Growth Portfolio	-30.30%	0.11%	0.53%
PBHG Mid-Cap Portfolio7	-19.78%	N/A	10.20%
Fund-PBHG Select Value Portfolio6	-26.10%	4.71%	5.36%
PBHG Technology & Communication Portfolio	-54.62%	-12.14%	-12.61%
Scudder VIT EAFE ® Equity Index4	-22.68%	-6.56%	-7.41%
Scudder VIT Small Cap Index4	-21.68%	-3.10%	-2.14%
Strong Opportunity Fund II	-27.83%	1.43%	2.78%
Strong Mid Cap Growth Fund II	-38.41%	-3.45%	-1.85%
The Timothy Plan Conservative Growth VS9	N/A	N/A	-10.83%
The Timothy Plan Strategic Growth VS9	N/A	N/A	-18.07%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	5.85%	5.23%	5.56%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I	-29.02%	0.06%	2.05%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-2.16%	2.91%	4.62%
Van Kampen UIF Value Portfolio-Class I	-23.23%	-2.27%	-1.67%

1/  Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/  Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/  From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.

4/  From inception date of Portfolio (8/22/97) to 12/31/2002.

5/  From inception date of Portfolio (8/25/97) to 12/31/2002.

6/  From inception date of Portfolio (10/28/97) to 12/31/2002.

7/  From inception date of Portfolio (11/30/98) to 12/31/2002.

8/  From inception date of Portfolio (9/21/99) to 12/31/2002.

9/  From inception date of Portfolio (5/1/02) to 12/31/2002.

Non Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	S.E.C. File No. 333-19725
	Enhanced2 Contracts
All Periods Ending 12/31/2002	1 Year	5 Years	From Inception Date3
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-29.72%	-4.85%	-3.62%
Dreyfus Stock Index Fund-IS	-23.21%	-1.97%	-0.79%
Dreyfus V.I.F.-Appreciation Portfolio-IS	-17.62%	0.61%	0.93%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS	-20.00%	-0.64%	0.19%
Dreyfus V.I.F.-Growth and Income Portfolio-IS	-26.14%	-3.50%	-2.67%
Dreyfus V.I.F.-Money Market Portfolio-IS	0.25%	2.31%	2.38%
INVESCO VIF- Core Equity Fund	-19.99%	-0.65%	0.77%
INVESCO VIF-Dynamics Fund5	-32.64%	-4.48%	-3.66%
INVESCO VIF-Financial Services Fund8	-15.83%	N/A	0.75%
INVESCO VIF-Health Sciences Fund	-25.27%	4.10%	5.55%
INVESCO VIF-High Yield Fund	-2.37%	-4.91%	-3.32%
INVESCO VIF-Small Company Growth Fund5	-31.86%	0.09%	-0.16%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-7.46%	7.03%	7.63%
Janus Aspen Series Capital Appreciation Portfolio-IS	-16.59%	6.20%	5.64%
Janus Aspen Series Growth Portfolio-IS	-27.31%	-2.66%	-1.87%
Janus Aspen Series International Growth Portfolio-IS	-26.39%	-0.58%	-1.14%
Janus Aspen Series Mid Cap Growth Portfolio-IS	-28.72%	-3.14%	-1.61%
Janus Aspen Series Worldwide Growth Portfolio-IS	-26.31%	-0.44%	-0.61%
PBHG Growth II Portfolio	-31.19%	-6.87%	-6.96%
PBHG Large Cap Growth Portfolio	-30.09%	0.41%	0.83%
PBHG Mid-Cap Portfolio7	-19.54%	N/A	10.52%
Fund-PBHG Select Value Portfolio6	-25.88%	5.03%	5.67%
PBHG Technology & Communication Portfolio	-54.49%	-11.88%	-12.35%
Scudder VIT EAFE ® Equity Index4	-22.45%	-6.28%	-7.14%
Scudder VIT Small Cap Index4	-21.45%	-2.81%	-1.85%
Strong Opportunity Fund II	-27.62%	1.73%	3.09%
Strong Mid Cap Growth Fund II	-38.23%	-3.16%	-1.56%
The Timothy Plan Conservative Growth VS9	N/A	N/A	-10.66%
The Timothy Plan Strategic Growth VS9	N/A	N/A	-17.90%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	6.16%	5.55%	5.87%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I	-28.81%	0.35%	2.35%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-1.87%	3.21%	4.93%
Van Kampen UIF Value Portfolio-Class I	-23.00%	-1.98%	-1.38%

1/  Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/  Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/  From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.

4/  From inception date of Portfolio (8/22/97) to 12/31/2002.

5/  From inception date of Portfolio (8/25/97) to 12/31/2002.

6/  From inception date of Portfolio (10/28/97) to 12/31/2002.

7/  From inception date of Portfolio (11/30/98) to 12/31/2002.

8/  From inception date of Portfolio (9/21/99) to 12/31/2002.

9/  From inception date of Portfolio (5/1/02) to 12/31/2002.

Non Standardized Average Annual Total Return Data

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	S.E.C. File No. 333-51955 333-51971
	Standard1 Contracts
All Periods Ending 12/31/2002	1 Year	5 Years	From Inception Date3
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-29.93%	-5.13%	-3.91%
Dreyfus Stock Index Fund-IS	-23.43%	-2.26%	-1.08%
Dreyfus V.I.F.-Appreciation Portfolio-IS	-17.86%	0.32%	0.63%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS	-20.24%	-0.93%	-0.11%
Dreyfus V.I.F.-Growth and Income Portfolio-IS	-26.36%	-3.78%	-2.96%
Dreyfus V.I.F.-Money Market Portfolio-IS	0.05%	2.13%	2.21%
INVESCO VIF- Core Equity Fund	-20.23%	-0.94%	0.47%
INVESCO VIF-Dynamics Fund5	-32.84%	-4.76%	-3.95%
INVESCO VIF-Financial Services Fund8	-16.08%	N/A	0.46%
INVESCO VIF-Health Sciences Fund	-25.49%	3.79%	5.23%
INVESCO VIF-High Yield Fund	-2.66%	-5.19%	-3.61%
INVESCO VIF-Small Company Growth Fund5	-32.07%	-0.21%	-0.46%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-7.74%	6.72%	7.31%
Janus Aspen Series Capital Appreciation Portfolio-IS	-16.84%	5.89%	5.33%
Janus Aspen Series Growth Portfolio-IS	-27.52%	-2.95%	-2.16%
Janus Aspen Series International Growth Portfolio-IS	-26.61%	-0.87%	-1.44%
Janus Aspen Series Mid Cap Growth Portfolio-IS	-28.93%	-3.43%	-1.90%
Janus Aspen Series Worldwide Growth Portfolio-IS	-26.53%	-0.74%	-0.90%
PBHG Growth II Portfolio	-31.39%	-7.14%	-7.23%
PBHG Large Cap Growth Portfolio	-30.30%	0.11%	0.53%
PBHG Mid-Cap Portfolio7	-19.78%	N/A	10.20%
Fund-PBHG Select Value Portfolio6	-26.10%	4.71%	5.36%
PBHG Technology & Communication Portfolio	-54.62%	-12.14%	-12.61%
Scudder VIT EAFE ® Equity Index4	-22.68%	-6.56%	-7.41%
Scudder VIT Small Cap Index4	-21.68%	-3.10%	-2.14%
Strong Opportunity Fund II	-27.83%	1.43%	2.78%
Strong Mid Cap Growth Fund II	-38.41%	-3.45%	-1.85%
The Timothy Plan Conservative Growth VS9	N/A	N/A	-10.83%
The Timothy Plan Strategic Growth VS9	N/A	N/A	-18.07%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	5.85%	5.23%	5.56%
Van Kampen UIF U.S. Mid-Cap Core Portfolio-Class I	-29.02%	0.06%	2.05%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	-2.16%	2.91%	4.62%
Van Kampen UIF Value Portfolio-Class I	-23.23%	-2.27%	-1.67%

1/  Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/  Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/  From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.

4/  From inception date of Portfolio (8/22/97) to 12/31/2002.

5/  From inception date of Portfolio (8/25/97) to 12/31/2002.

6/  From inception date of Portfolio (10/28/97) to 12/31/2002.

7/  From inception date of Portfolio (11/30/98) to 12/31/2002.

8/  From inception date of Portfolio (9/21/99) to 12/31/2002.

9/  From inception date of Portfolio (5/1/02) to 12/31/2002.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors,SM Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

          The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

          The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)

                    = UNIT1 - BU1 (trans)

          The number of Benefit Units transferred to the new Subaccount is BU2 (trans).

                    BU2 (trans) = BU1 (trans) * BUV1/BUV2.

          The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)

                    = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

        BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

        BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

        BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the

        Valuation Period in which the transfer request was received.

        BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the

        Valuation Period in which the transfer request was received.

        UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

        UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2002 and 2001 and the Company's audited financial statements for the years ended December 31, 2002 and 2001 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT B

Financial Statements

December 31, 2002

With Report of Independent Auditors

ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

December 31, 2002

Contents

Report of Independent Auditors 1

Audited Financial Statements

Statement of Assets and Liabilities - Current Year 2

Statement of Operations - Current Year 8

Statement of Changes in Net Assets - Current Year 9

Statement of Changes in Net Assets - Prior Year 10

Notes to Financial Statements 11

Report of Independent Auditors

Contractholders of Annuity Investors Variable Account B

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprising the sub accounts as listed in Footnote 1 of the financial statements) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2002, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

February 28, 2003

Cincinnati, Ohio

1

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

	Shares	Cost	Market Value
Assets:			
Investments in portfolio shares, at net asset value (Note 2):			
Scudder VIT Funds:			
EAFE Equity Index	166,521.315	$ 1,078,830	$ 1,077,393
Equity 500 Index	157,357.880	1,924,224	1,447,693
Small Cap Index	171,932.476	1,483,264	1,452,829
Dreyfus Variable Investment Funds:			
Appreciation Portfolio	297,156.288	10,698,384	8,552,158
Growth and Income Portfolio	338,579.767	7,624,713	5,437,591
Money Market Portfolio	30,874,477.252	30,874,477	30,874,477
Small Cap Portfolio	316,241.000	9,152,072	8,981,244
Dreyfus Funds:			
Socially Responsible Growth Fund, Inc	406,148.652	13,991,250	7,676,210
Stock Index Fund	1,886,603.152	59,177,837	42,391,973
Invesco Variable Investment Funds, Inc.			
Dynamics Fund	49,603.009	428,563	423,610
Core Equity Fund	763,813.480	15,228,104	11,281,525
Health Sciences Fund	119,088.669	1,898,650	1,637,469
High Yield Fund	596,295.350	5,041,683	4,013,068
Financial Services Fund	92,258.658	1,095,749	968,716
Small Company Growth Fund	93,084.583	954,369	943,878
Total Return Fund	192,980.999	2,503,705	2,144,019
Janus Aspen Series:			
Aggressive Growth Portfolio	747,820.958	11,968,578	11,845,484
Balanced Portfolio	2,693,261.258	67,401,820	55,454,249
Capital Appreciation Portfolio	624,040.565	17,175,143	10,839,585
Growth Portfolio	1,424,346.016	38,882,458	20,809,695
Worldwide Growth Portfolio	1,134,777.793	24,580,776	23,887,073
International Growth Portfolio	373,093.608	6,541,471	6,454,519
PBHG Insurance Series Fund, Inc.:			
Growth II Portfolio	269,618.611	2,187,201	2,108,418
Large Cap Growth Portfolio	440,761.520	9,159,816	5,483,073
Mid Cap Value Portfolio	527,222.479	6,452,064	5,746,725
Select Value Portfolio	215,911.296	3,221,093	2,590,936
Technology & Communications Portfolio	6,081,897.081	12,567,746	9,122,846
Strong Funds:			
Mid Cap Growth Fund II	516,152.532	7,963,633	5,280,240
Opportunity Fund II	574,666.262	8,235,267	7,970,621
The Universal Institutional Funds, Inc.:			
Emerging Markets Portfolio	137,727.693	1,160,831	831,875
Core Plus Fixed Income Portfolio	1,300,366.612	14,439,743	14,460,077
Mid Cap Value Portfolio	416,466.552	5,970,539	4,364,569
U.S. Real Estate Portfolio	538,660.151	6,600,931	6,103,020
Value Portfolio	497,550.961	6,233,099	4,890,926
Timothy Partners, Ltd.:			
Small-Cap VS	452,383.681	5,795,740	4,840,505
Conservative Growth VS	167,811.497	1,592,618	1,505,269
Strategic Growth VS	162,039.668	1,415,269	1,340,068
Total cost		$ 422,701,710	
Total assets			335,233,626
Liabilities:			
Liabilities due to the General Account (Note 4)			9
Net assets			$ 335,233,617

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2002

Net assets attributable to variable annuity contract holders (Note 2) (continued) :	Units	Unit Value	Market Value
Scudder VIT Funds:			
EAFE Equity Index - 1.50% series contract	22.891	$ 5.623237	$ 129
EAFE Equity Index - 1.40% series contract	187,535.206	5.644081	1,058,464
EAFE Equity Index - 1.10% series contract	687.621	5.705805	3,923
EAFE Equity Index - 0.95% series contract	1,800.556	5.736991	10,330
EAFE Equity Index - 0.90% series contract	791.144	5.747094	4,547
Equity 500 Index - 1.40% series contract	220,814.702	6.422838	1,418,257
Equity 500 Index - 1.10% series contract	2,727.390	6.493065	17,709
Equity 500 Index - 0.95% series contract	179.116	6.528559	1,169
Equity 500 Index - 0.90% series contract	1,614.188	6.540032	10,557
Small Cap Index - 1.50% series contract	127.264	8.641731	1,100
Small Cap Index - 1.40% series contract	165,980.862	8.673629	1,439,656
Small Cap Index - 1.25% series contract	78.204	8.720926	682
Small Cap Index - 0.95% series contract	4.364	8.816430	38
Small Cap Index - 0.90% series contract	1,015.061	8.832017	8,965
Small Cap Index - 0.75% series contract	268.850	8.880430	2,388
Dreyfus Variable Investment Fund:			
Appreciation Portfolio - 1.50% series contract	2,136.034	10.209165	21,807
Appreciation Portfolio - 1.40% series contract	821,738.414	10.264481	8,434,718
Appreciation Portfolio - 1.25% series contract	172.414	8.313661	1,433
Appreciation Portfolio - 1.10% series contract	6,651.281	10.432114	69,387
Appreciation Portfolio - 0.95% series contract	150.958	10.517029	1,588
Appreciation Portfolio - 0.90% series contract	2,343.298	8.442660	19,784
Appreciation Portfolio - 0.75% series contract	404.810	8.498780	3,440
Growth and Income Portfolio - 1.50% series contract	16.060	8.363529	134
Growth and Income Portfolio - 1.40% series contract	633,983.863	8.409071	5,331,215
Growth and Income Portfolio - 1.25% series contract	8,651.943	7.696282	66,588
Growth and Income Portfolio - 1.10% series contract	2,655.811	8.546428	22,698
Growth and Income Portfolio - 0.90% series contract	780.152	7.815544	6,097
Growth and Income Portfolio - 0.75% series contract	1,380.154	7.867534	10,858
Money Market Portfolio - 1.50% series contract	3,512.734	1.150055	4,040
Money Market Portfolio - 1.40% series contract	26,597,370.970	1.153638	30,683,738
Money Market Portfolio - 1.25% series contract	54.380	1.125015	61
Money Market Portfolio - 1.10% series contract	23,476.567	1.169798	27,463
Money Market Portfolio - 0.90% series contract	126,326.727	1.140327	144,054
Money Market Portfolio - 0.75% series contract	13,181.025	1.147255	15,122
Small Cap Portfolio - 1.50% series contract	1,414.885	9.835242	13,916
Small Cap Portfolio - 1.40% series contract	887,931.962	9.888294	8,780,132
Small Cap Portfolio - 1.25% series contract	5,837.045	9.340276	54,520
Small Cap Portfolio - 1.10% series contract	5,581.765	10.049896	56,096
Small Cap Portfolio - 0.95% series contract	471.199	10.131883	4,774
Small Cap Portfolio - 0.90% series contract	5,490.189	9.485334	52,076
Small Cap Portfolio - 0.75% series contract	2,066.318	9.548300	19,730
Dreyfus Funds:			
Socially Responsible Growth Fund, Inc. - 1.50% series contract	576.445	7.887332	4,547
Socially Responsible Growth Fund, Inc. - 1.40% series contract	960,232.146	7.930106	7,614,743
Socially Responsible Growth Fund, Inc. - 1.10% series contract	3,420.290	8.059684	27,566
Socially Responsible Growth Fund, Inc. - 0.90% series contract	3,843.678	6.561870	25,222
Socially Responsible Growth Fund, Inc. - 0.75% series contract	625.579	6.605501	4,132

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2002

Net assets attributable to variable annuity contract holders (Note 2) (continued) :	Units	Unit Value	Market Value
Dreyfus Funds:			
Stock Index Fund - 1.65% series contract	95.159	$ 9.224023	$ 878
Stock Index Fund - 1.50% series contract	10,366.380	9.298818	96,395
Stock Index Fund - 1.40% series contract	4,454,143.840	9.349226	41,642,797
Stock Index Fund - 1.25% series contract	209.774	7.496983	1,573
Stock Index Fund - 1.10% series contract	6,861.288	9.501934	65,196
Stock Index Fund - 0.95% series contract	3,171.095	9.579380	30,377
Stock Index Fund - 0.90% series contract	67,021.625	7.613224	510,251
Stock Index Fund - 0.75% series contract	5,807.305	7.663841	44,506
Invesco Variable Investment Funds, Inc.			
Dynamics Fund - 1.50% series contract	24.686	5.409027	134
Dynamics Fund - 1.40% series contract	78,143.205	5.417943	423,375
Dynamics Fund - 0.75% series contract	18.335	5.476583	100
Core Equity Fund - 1.50% series contract	2,347.721	10.111065	23,738
Core Equity Fund - 1.40% series contract	1,100,758.403	10.165715	11,189,996
Core Equity Fund - 1.25% series contract	4.084	8.635717	35
Core Equity Fund - 1.10% series contract	5,632.301	10.331759	58,192
Core Equity Fund - 0.90% series contract	1,016.232	8.769706	8,912
Core Equity Fund - 0.75% series contract	73.842	8.827985	652
Health Sciences Fund - 1.50% series contract	1,503.619	7.568511	11,380
Health Sciences Fund - 1.40% series contract	210,450.701	7.580976	1,595,422
Health Sciences Fund - 1.10% series contract	203.656	7.618614	1,552
Health Sciences Fund - 0.90% series contract	1,160.526	7.643844	8,871
Health Sciences Fund - 0.75% series contract	2,641.906	7.662880	20,245
High Yield Fund - 1.50% series contract	983.299	8.143408	8,007
High Yield Fund - 1.40% series contract	488,086.809	8.186958	3,995,946
High Yield Fund - 1.25% series contract	21.978	7.252971	159
High Yield Fund - 1.10% series contract	169.835	8.320679	1,413
High Yield Fund - 0.90% series contract	653.397	7.365950	4,813
High Yield Fund - 0.75% series contract	367.999	7.414915	2,729
Financial Services Fund - 1.50% series contract	876.437	8.056892	7,061
Financial Services Fund - 1.40% series contract	118,822.635	8.070175	958,919
Financial Services Fund - 1.25% series contract	3.808	8.090189	31
Financial Services Fund - 0.75% series contract	331.521	8.157371	2,704
Small Company Growth Fund - 1.50% series contract	27.131	5.994252	163
Small Company Growth Fund - 1.40% series contract	155,173.901	6.004149	931,687
Small Company Growth Fund - 1.25% series contract	55.942	6.019053	337
Small Company Growth Fund - 0.75% series contract	1,926.298	6.069108	11,691
Total Return Fund - 1.40% series contract	232,581.391	8.972997	2,086,952
Total Return Fund - 1.10% series contract	6,257.636	9.119526	57,067
Janus Aspen Series:			
Aggressive Growth Portfolio - 1.50% series contract	2,939.253	8.957530	26,328
Aggressive Growth Portfolio - 1.40% series contract	1,290,667.557	9.005921	11,623,650
Aggressive Growth Portfolio - 1.10% series contract	14,073.466	9.153163	128,817
Aggressive Growth Portfolio - 0.95% series contract	856.311	9.227625	7,902
Aggressive Growth Portfolio - 0.90% series contract	7,684.759	7.203589	55,358
Aggressive Growth Portfolio - 0.75% series contract	472.925	7.251447	3,429

The accompanying notes are an integral part of these financial statements.

 4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2002

Net assets attributable to variable annuity contract holders (Note 2) (continued) :	Units	Unit Value	Market Value
Janus Aspen Series:			
Balanced Portfolio - 1.65% series contract	715.911	$ 14.480100	$ 10,366
Balanced Portfolio - 1.50% series contract	9,029.715	14.597522	131,811
Balanced Portfolio - 1.40% series contract	3,702,620.254	14.676594	54,341,854
Balanced Portfolio - 1.25% series contract	9,113.219	11.547104	105,231
Balanced Portfolio - 1.10% series contract	13,120.266	14.916257	195,705
Balanced Portfolio - 0.95% series contract	1,282.216	15.037669	19,282
Balanced Portfolio - 0.90% series contract	53,841.269	11.726184	631,353
Balanced Portfolio - 0.75% series contract	1,579.653	11.804093	18,646
Capital Appreciation Portfolio - 1.50% series contract	6,699.916	6.834023	45,787
Capital Appreciation Portfolio - 1.40% series contract	1,548,077.357	6.859260	10,618,665
Capital Appreciation Portfolio - 1.25% series contract	204.741	6.896673	1,412
Capital Appreciation Portfolio - 1.10% series contract	7,637.061	6.934292	52,958
Capital Appreciation Portfolio - 0.95% series contract	1,816.324	6.972208	12,664
Capital Appreciation Portfolio - 0.90% series contract	12,880.523	6.984492	89,964
Capital Appreciation Portfolio - 0.75% series contract	2,582.245	7.022777	18,135
Growth Portfolio - 1.50% series contract	3,725.518	8.770520	32,675
Growth Portfolio - 1.40% series contract	2,338,003.425	8.817912	20,616,308
Growth Portfolio - 1.25% series contract	30.710	7.082990	218
Growth Portfolio - 1.10% series contract	12,164.934	8.962034	109,023
Growth Portfolio - 0.95% series contract	128.720	9.035150	1,163
Growth Portfolio - 0.90% series contract	5,335.350	7.192879	38,377
Growth Portfolio - 0.75% series contract	1,647.960	7.240699	11,932
Worldwide Growth Portfolio - 1.50% series contract	2,621.610	9.523209	24,966
Worldwide Growth Portfolio - 1.40% series contract	2,438,561.261	9.574914	23,349,014
Worldwide Growth Portfolio - 1.25% series contract	10,530.938	7.389719	77,821
Worldwide Growth Portfolio - 1.10% series contract	10,650.649	9.731344	103,645
Worldwide Growth Portfolio - 0.95% series contract	2,191.502	9.810429	21,500
Worldwide Growth Portfolio - 0.90% series contract	39,742.411	7.504379	298,242
Worldwide Growth Portfolio - 0.75% series contract	1,573.229	7.554217	11,885
International Growth Portfolio - 1.50% series contract	1,063.812	9.268321	9,860
International Growth Portfolio - 1.40% series contract	678,787.112	9.318679	6,325,399
International Growth Portfolio - 1.25% series contract	78.508	7.536654	592
International Growth Portfolio - 1.10% series contract	11,468.866	9.470891	108,620
International Growth Portfolio - 0.90% series contract	1,312.902	7.653548	10,048
PBHG Insurance Series Fund, Inc:			
Growth II Portfolio - 1.50% series contract	518.350	6.529919	3,385
Growth II Portfolio - 1.40% series contract	317,797.743	6.564979	2,086,336
Growth II Portfolio - 1.10% series contract	1,611.620	6.672344	10,753
Growth II Portfolio - 0.95% series contract	100.503	6.726823	676
Growth II Portfolio - 0.90% series contract	1,089.181	6.483531	7,062
Growth II Portfolio - 0.75% series contract	31.573	6.526646	206

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2002

Net assets attributable to variable annuity contract holders (Note 2) (continued) :	Units	Unit Value	Market Value
PBHG Insurance Series Fund, Inc:			
Large Cap Growth Portfolio - 1.65% series contract	79.780	$ 10.069293	$ 803
Large Cap Growth Portfolio - 1.50% series contract	1,431.428	10.150960	14,530
Large Cap Growth Portfolio - 1.40% series contract	529,410.520	10.205869	5,403,094
Large Cap Growth Portfolio - 1.25% series contract	25.303	8.118359	205
Large Cap Growth Portfolio - 1.10% series contract	3,680.982	10.372625	38,181
Large Cap Growth Portfolio - 0.95% series contract	46.839	10.457164	490
Large Cap Growth Portfolio - 0.90% series contract	1,820.584	8.244305	15,009
Large Cap Growth Portfolio - 0.75% series contract	1,296.404	8.299082	10,759
Mid Cap Value Portfolio - 1.50% series contract	3,058.963	8.068197	24,680
Mid Cap Value Portfolio - 1.40% series contract	690,961.567	8.081499	5,584,005
Mid Cap Value Portfolio - 1.25% series contract	6,013.902	8.101550	48,722
Mid Cap Value Portfolio - 1.10% series contract	1,544.221	8.121632	12,542
Mid Cap Value Portfolio - 0.90% series contract	6,032.373	8.148538	49,155
Mid Cap Value Portfolio - 0.75% series contract	3,381.249	8.168835	27,621
Select Value Portfolio - 1.50% series contract	580.828	6.744883	3,918
Select Value Portfolio - 1.40% series contract	379,523.798	6.755996	2,564,061
Select Value Portfolio - 1.25% series contract	120.028	6.772767	813
Select Value Portfolio - 1.10% series contract	574.544	6.789558	3,901
Select Value Portfolio - 0.90% series contract	7.248	6.812053	49
Select Value Portfolio - 0.75% series contract	2,664.127	6.829025	18,193
Technology & Communications Portfolio - 1.50% series contract	976.906	4.716523	4,608
Technology & Communications Portfolio - 1.40% series contract	1,894,838.669	4.741823	8,984,990
Technology & Communications Portfolio - 1.10% series contract	13,520.388	4.819438	65,161
Technology & Communications Portfolio - 0.95% series contract	1,227.788	4.858762	5,966
Technology & Communications Portfolio - 0.90% series contract	11,503.812	4.769665	54,869
Technology & Communications Portfolio - 0.75% series contract	1,510.593	4.801404	7,253
Strong Funds:			
Mid Cap Growth Fund II - 1.50% series contract	266.028	8.936485	2,377
Mid Cap Growth Fund II - 1.40% series contract	569,056.186	8.984712	5,112,806
Mid Cap Growth Fund II - 1.10% series contract	3,337.079	9.131594	30,473
Mid Cap Growth Fund II - 0.95% series contract	797.623	9.206023	7,343
Mid Cap Growth Fund II - 0.90% series contract	14,370.240	7.127359	102,422
Mid Cap Growth Fund II - 0.75% series contract	3,459.269	7.174737	24,819
Opportunity Fund II - 1.50% series contract	4,721.368	11.452046	54,069
Opportunity Fund II - 1.40% series contract	666,398.705	11.513924	7,672,864
Opportunity Fund II - 1.25% series contract	202.855	9.547304	1,937
Opportunity Fund II - 1.10% series contract	2,980.451	11.702014	34,877
Opportunity Fund II - 0.95% series contract	14.922	11.797331	176
Opportunity Fund II - 0.90% series contract	15,221.881	9.695531	147,584
Opportunity Fund II - 0.75% series contract	6,056.793	9.759879	59,114
The Universal Institutional Funds, Inc.:			
Emerging Markets Portfolio - 1.40% series contract	143,900.933	5.670122	815,936
Emerging Markets Portfolio - 1.10% series contract	1,629.643	5.762828	9,391
Emerging Markets Portfolio - 0.95% series contract	2.142	5.809872	12
Emerging Markets Portfolio - 0.90% series contract	804.844	8.120134	6,535

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2002

Net assets attributable to variable annuity contract holders (Note 2) (continued) :	Units	Unit Value	Market Value
The Universal Institutional Funds, Inc.:			
Core Plus Fixed Income Portfolio - 1.50% series contract	4,148.255	$ 13.364910	$ 55,441
Core Plus Fixed Income Portfolio - 1.40% series contract	1,065,387.210	13.437077	14,315,690
Core Plus Fixed Income Portfolio - 1.25% series contract	1,851.193	12.596637	23,319
Core Plus Fixed Income Portfolio - 1.10% series contract	3,834.895	13.656469	52,371
Core Plus Fixed Income Portfolio - 0.75% series contract	1,029.422	12.876914	13,256
Mid Cap Value Portfolio - 1.50% series contract	1,481.185	11.083937	16,417
Mid Cap Value Portfolio - 1.40% series contract	383,714.571	11.143745	4,276,017
Mid Cap Value Portfolio - 1.25% series contract	52.729	9.168344	483
Mid Cap Value Portfolio - 1.10% series contract	3,089.661	11.325832	34,993
Mid Cap Value Portfolio - 0.95% series contract	28.150	11.418226	321
Mid Cap Value Portfolio - 0.90% series contract	2,938.407	9.310623	27,358
Mid Cap Value Portfolio - 0.75% series contract	957.992	9.372474	8,979
U.S. Real Estate Portfolio - 1.50% series contract	1,071.599	12.743027	13,655
U.S. Real Estate Portfolio - 1.40% series contract	469,712.672	12.811814	6,017,871
U.S. Real Estate Portfolio - 1.25% series contract	116.127	12.202516	1,417
U.S. Real Estate Portfolio - 1.10% series contract	3,710.088	13.021061	48,309
U.S. Real Estate Portfolio - 0.95% series contract	28.392	13.127169	373
U.S. Real Estate Portfolio - 0.90% series contract	378.990	12.391776	4,696
U.S. Real Estate Portfolio - 0.75% series contract	1,338.574	12.474088	16,697
Value Portfolio - 1.50% series contract	1,116.611	9.049071	10,104
Value Portfolio - 1.40% series contract	526,832.864	9.098209	4,793,236
Value Portfolio - 1.10% series contract	3,689.937	9.246820	34,120
Value Portfolio - 0.95% series contract	33.363	9.322154	311
Value Portfolio - 0.90% series contract	5,091.530	8.789584	44,752
Value Portfolio - 0.75% series contract	949.630	8.848037	8,402
Timothy Partners, Ltd.:			
Small-Cap VS - 1.50% series contract	4,231.387	11.517409	48,735
Small-Cap VS - 1.40% series contract	411,952.278	11.570446	4,766,472
Small-Cap VS - 1.10% series contract	1,895.369	11.731810	22,236
Small-Cap VS - 0.75% series contract	258.208	11.862623	3,063
Conservative Growth Fund VS - 1.50% series contract	1,125.801	8.910599	10,032
Conservative Growth Fund VS - 1.40% series contract	167,693.588	8.916475	1,495,236
Conservative Growth Fund VS - 1.10% series contract	0.200	8.934171	2
Strategic Growth Fund VS - 1.50% series contract	4,019.666	8.189622	32,920
Strategic Growth Fund VS - 1.40% series contract	159,507.218	8.194917	1,307,148
Net assets attributable to variable annuity contract holders			335,233,617
Net assets			$ 335,233,617

The accompanying notes are an integral part of these financial statements.

7

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

	Changes From Operations					Changes From Principal Transactions						
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Scudder VIT Funds:												
EAFE Equity Index	$ (8,529)	$ 50,643	$ 0	$ 278,406	$ 320,520	$ 167,915	$ 274,042	$ 127,673	$ 21,546	$ 342,066	$ 735,327	$ 1,077,393
Equity 500 Index	(6,075)	(178,771)	0	(279,992)	(464,838)	228,737	246,511	(78,339)	(96,113)	(560,951)	2,008,644	1,447,693
Small Cap Index	(23,901)	(788,689)	844	66,675	(745,071)	345,037	478,310	624,904	491,631	(253,440)	1,706,269	1,452,829
Dreyfus Variable Investment Fund:												
Appreciation Portfolio	(15,720)	(386,594)	0	(1,316,517)	(1,718,831)	1,689,512	645,308	165,898	1,210,102	(508,729)	9,060,887	8,552,158
Growth and Income Portfolio	(48,192)	(552,535)	0	(1,393,556)	(1,994,283)	1,003,769	724,516	(256,720)	22,533	(1,971,750)	7,409,341	5,437,591
Money Market Portfolio	12,044	0	0	0	12,044	31,954,792	17,304,521	(4,451,490)	10,198,781	10,210,825	20,663,652	30,874,477
Small Cap Portfolio	(123,099)	(4,514,838)	0	2,492,050	(2,145,887)	2,105,091	864,174	1,113,983	2,354,900	209,013	8,772,231	8,981,244
Dreyfus Funds:												
Socially Responsible Growth Fund, Inc	(111,667)	(1,145,229)	0	(2,276,166)	(3,533,062)	1,882,530	962,625	(1,825,229)	(905,324)	(4,438,386)	12,114,596	7,676,210
Stock Index Fund	(2,045)	(5,290,362)	0	(8,029,083)	(13,321,490)	8,914,563	3,626,247	(900,165)	4,388,151	(8,933,339)	51,325,312	42,391,973
Invesco Variable Investment Funds, Inc.												
Dynamics Fund	(5,468)	(154,701)	0	8,365	(151,804)	65,504	11,457	(231,118)	(177,071)	(328,875)	752,485	423,610
Core Equity Fund	17,703	(473,933)	0	(2,463,292)	(2,919,522)	2,200,362	1,540,429	(1,818,412)	(1,158,479)	(4,078,001)	15,359,526	11,281,525
Health Sciences Fund	(17,886)	(93,918)	0	(265,725)	(377,529)	913,022	82,271	562,060	1,392,811	1,015,282	622,187	1,637,469
High Yield Fund	370,204	(1,035,877)	0	524,453	(141,220)	506,286	454,569	(514,586)	(462,869)	(604,089)	4,617,157	4,013,068
Financial Services	(6,589)	(56,635)	0	(123,702)	(186,926)	363,050	103,793	197,363	456,620	269,694	699,022	968,716
Small Company Growth Fund	(5,535)	(120,493)	0	(16,012)	(142,040)	227,048	30,367	644,184	840,865	698,825	245,053	943,878
Total Return Fund	22,522	(696,897)	0	303,558	(370,817)	184,646	1,051,464	(339,087)	(1,205,905)	(1,576,722)	3,720,741	2,144,019
Janus Aspen Series:												
Aggressive Growth Portfolio	(183,564)	(23,031,822)	0	18,470,026	(4,745,360)	3,548,507	863,002	(1,700,277)	985,228	(3,760,132)	15,605,616	11,845,484
Balanced Portfolio	628,558	(913,231)	0	(4,481,310)	(4,765,983)	9,039,365	4,851,377	(1,759,519)	2,428,469	(2,337,514)	57,791,763	55,454,249
Capital Appreciation Portfolio	(100,665)	(2,062,681)	0	(181,702)	(2,345,048)	2,527,095	1,179,633	(2,000,704)	(653,242)	(2,998,290)	13,837,875	10,839,585
Growth Portfolio	(323,382)	(2,011,842)	0	(5,335,254)	(7,670,478)	4,755,887	2,038,010	(1,313,681)	1,404,196	(6,266,282)	27,075,977	20,809,695
Worldwide Growth Portfolio	(141,335)	(5,477,380)	0	(1,999,480)	(7,618,195)	4,852,283	1,966,466	(2,672,939)	212,878	(7,405,317)	31,292,390	23,887,073
Janus Aspen Select Series:												
International Growth Portfolio	(41,836)	(519,810)	0	(246,394)	(808,040)	2,188,956	561,632	(3,058,823)	(1,431,499)	(2,239,539)	8,694,058	6,454,519
PBHG Insurance Series Fund, Inc.:												
Growth II Portfolio	(37,538)	(3,699,000)	0	2,700,026	(1,036,512)	619,391	294,285	(546,518)	(221,412)	(1,257,924)	3,366,342	2,108,418
Large Cap Growth Portfolio	(90,387)	(1,359,665)	0	(1,009,082)	(2,459,134)	1,582,175	578,158	(1,064,051)	(60,034)	(2,519,168)	8,002,241	5,483,073
Mid Cap Value Portfolio	(64,742)	(204,532)	0	(781,402)	(1,050,676)	1,788,970	422,223	3,154,576	4,521,323	3,470,647	2,276,078	5,746,725
Select Value Portfolio	(11,898)	(456,316)	0	(622,285)	(1,090,499)	983,861	221,260	294,464	1,057,065	(33,434)	2,624,370	2,590,936
Technology & Communications Portfolio	(162,852)	(23,240,556)	0	13,462,279	(9,941,129)	4,363,436	938,917	(1,165,658)	2,258,861	(7,682,268)	16,805,114	9,122,846
Strong Funds:												
Mid Cap Growth Fund II	(91,542)	(5,688,008)	0	2,362,538	(3,417,012)	1,578,372	585,966	(832,488)	159,918	(3,257,094)	8,537,334	5,280,240
Opportunity Fund II	(92,229)	(4,863,009)	163,563	1,514,167	(3,277,508)	2,030,084	848,647	(359,504)	821,933	(2,455,575)	10,426,196	7,970,621
The Universal Institutional Funds, Inc.:												
Emerging Markets Portfolio	(13,999)	(295,079)	0	204,966	(104,112)	148,648	127,823	(85,936)	(65,111)	(169,223)	1,001,098	831,875
Core Plus Fixed Income Portfolio	338,272	205,117	132,139	29,564	705,092	2,904,793	1,769,617	3,520,700	4,655,876	5,360,968	9,099,109	14,460,077
Mid Cap Growth Portfolio	(68,049)	(196,113)	0	(1,510,870)	(1,775,032)	1,143,910	642,812	290,287	791,385	(983,647)	5,348,216	4,364,569
U.S. Real Estate Portfolio	117,573	209,824	137,765	(715,967)	(250,805)	1,227,633	861,286	2,429,985	2,796,332	2,545,527	3,557,493	6,103,020
Value Portfolio	(19,009)	(303,967)	0	(1,245,616)	(1,568,592)	1,484,919	500,061	640,031	1,624,889	56,297	4,834,629	4,890,926
Timothy Partners, Ltd.:												
Small-Cap VS	(78,144)	(53,144)	36,678	(1,112,996)	(1,207,606)	1,387,452	527,787	72,263	931,928	(275,678)	5,116,183	4,840,505
Conservative Growth Fund VS (*)	(5,907)	(20,745)	332	(87,349)	(113,669)	1,047,137	30,966	602,767	1,618,938	1,505,269	0	1,505,269
Strategic Growth Fund VS (*)	(6,381)	(2,708)	0	(75,201)	(84,290)	441,990	5,895	988,263	1,424,358	1,340,068	0	1,340,068
Totals	$ (401,289)	$ (89,423,496)	$ 471,321	$ 6,848,120	$ (82,505,344)	$ 102,396,728	$ 48,216,427	$ (11,545,843)	$ 42,634,458	$ (39,870,886)	$ 375,104,512	$ 335,233,626

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.
(*) Period for May 1, 2002 (commencement of operations) to December 31, 2002.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS
December 31, 2001

	Changes From Operations					Changes From Principal Transactions						
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Scudder VIT Funds:												
EAFE Equity Index	$ (12,347)	$ 157,354	$ 0	$ (181,081)	$ (36,074)	$ 239,522	$ 31,215	$ (189,190)	$ 19,117	$ (16,957)	$ 752,284	$ 735,327
Equity 500 Index	(12,751)	(268,760)	1,760	(43,283)	(323,034)	404,655	264,826	(117,455)	22,374	(300,660)	2,309,304	2,008,644
Small Cap Index	(5,874)	(18,098)	79,670	(31,244)	24,454	249,245	76,801	581,784	754,228	778,682	927,587	1,706,269
Dreyfus Variable Investment Fund:												
Appreciation Portfolio	(44,707)	(10,480)	0	(946,025)	(1,001,212)	1,952,735	525,984	(509,871)	916,880	(84,332)	9,145,219	9,060,887
Growth and Income Portfolio	(63,130)	62,010	107,736	(616,168)	(509,552)	1,333,115	656,454	189,822	866,483	356,931	7,052,410	7,409,341
Money Market Portfolio	205,818	0	0	0	205,818	12,891,493	2,831,701	1,109,422	11,169,214	11,375,032	9,288,620	20,663,652
Small Cap Portfolio	(67,672)	(82,970)	568,177	(904,488)	(486,953)	2,462,439	386,663	649,947	2,725,723	2,238,770	6,533,461	8,772,231
Dreyfus Funds:												
Socially Responsible Growth Fund, Inc	(165,037)	(26,051)	0	(3,328,837)	(3,519,925)	3,691,829	555,507	(792,705)	2,343,617	(1,176,308)	13,290,904	12,114,596
Stock Index Fund	(133,561)	(588,428)	267,180	(7,009,544)	(7,464,353)	12,234,938	2,590,751	(2,297,489)	7,346,698	(117,655)	51,442,967	51,325,312
Invesco Variable Investment Funds, Inc.												
Dynamics Fund (*)	(1,276)	(5,860)	0	(13,319)	(20,455)	147,189	3,328	629,079	772,940	752,485	0	752,485
Equity Income Fund	(36,753)	(78,962)	51,306	(1,523,366)	(1,587,775)	2,821,677	937,235	560,278	2,444,720	856,945	14,502,581	15,359,526
Health Sciences Fund (*)	(668)	(5,349)	0	4,544	(1,473)	250,125	10,661	384,196	623,660	622,187	0	622,187
High Yield Fund	433,394	(280,239)	0	(975,890)	(822,735)	589,122	448,534	1,224,828	1,365,416	542,681	4,074,476	4,617,157
Financial Services(*)	(1,998)	(24,636)	543	(3,332)	(29,423)	272,486	74,042	530,001	728,445	699,022	0	699,022
Small Cap Growth Fund (*)	(1,029)	(6,248)	0	5,520	(1,757)	120,375	4,166	130,601	246,810	245,053	0	245,053
Total Return Fund	19,194	(25,973)	0	(130,072)	(136,851)	342,377	723,620	1,295,454	914,211	777,360	2,943,381	3,720,741
Janus Aspen Series:												
Aggressive Growth Portfolio	(221,963)	(652,457)	0	(8,200,039)	(9,074,459)	6,311,379	913,907	(1,990,683)	3,406,789	(5,667,670)	21,273,286	15,605,616
Balanced Portfolio	740,177	520,494	0	(4,758,114)	(3,497,443)	11,252,063	3,082,867	(1,608,316)	6,560,880	3,063,437	54,728,326	57,791,763
Capital Appreciation Portfolio	(11,706)	(253,774)	0	(3,488,581)	(3,754,061)	4,199,064	722,780	(847,484)	2,628,800	(1,125,261)	14,963,136	13,837,875
Growth Portfolio	(308,534)	26,283	0	(8,345,100)	(8,627,351)	7,551,353	1,506,032	151,244	6,196,565	(2,430,786)	29,506,763	27,075,977
Worldwide Growth Portfolio	(286,313)	(15,802,463)	0	7,169,350	(8,919,426)	8,213,563	1,547,689	(2,458,859)	4,207,015	(4,712,411)	36,004,801	31,292,390
Janus Aspen Select Series:												
International Growth Portfolio	(30,554)	(2,901,982)	0	707,084	(2,225,452)	2,486,462	644,057	(1,433,575)	408,830	(1,816,622)	10,510,680	8,694,058
PBHG Insurance Series Fund, Inc.:												
Growth II Portfolio	(51,734)	(1,874,277)	0	(407,604)	(2,333,615)	1,299,978	160,226	(1,194,730)	(54,978)	(2,388,593)	5,754,935	3,366,342
Large Cap Growth Portfolio	(117,774)	(1,298,725)	0	(1,647,685)	(3,064,184)	2,528,267	333,437	(1,190,653)	1,004,177	(2,060,007)	10,062,248	8,002,241
Mid Cap Value Portfolio (*)	(2,569)	(19,264)	886	76,062	55,115	539,896	87,070	1,768,137	2,220,963	2,276,078	0	2,276,078
Select Value Portfolio (*)	3,484	(21,116)	1,525	(7,873)	(23,980)	641,568	41,725	2,048,507	2,648,350	2,624,370	0	2,624,370
Technology & Communications Portfolio	6,502,467	(26,271,979)	2,599,452	1,706,344	(15,463,716)	8,303,542	854,371	(1,293,815)	6,155,356	(9,308,360)	26,113,474	16,805,114
Strong Funds:												
Mid Cap Growth Fund II	(117,558)	(209,646)	0	(3,235,919)	(3,563,123)	2,739,726	479,151	(79,410)	2,181,165	(1,381,958)	9,919,292	8,537,334
Opportunity Fund II	(76,825)	(213,269)	1,565,313	(1,615,442)	(340,223)	2,177,593	452,317	3,510,870	5,236,146	4,895,923	5,530,273	10,426,196
The Universal Institutional Funds, Inc.:												
Emerging Markets Portfolio	(14,761)	(296,620)	0	212,836	(98,545)	217,904	96,542	(202,533)	(81,171)	(179,716)	1,180,814	1,001,098
Fixed Income Portfolio	273,100	49,782	140,671	(19,063)	444,490	2,119,976	416,951	2,455,350	4,158,375	4,602,865	4,496,244	9,099,109
Mid Cap Growth Portfolio	(64,700)	(96,994)	5,450	(15,386)	(171,630)	1,229,538	290,960	370,524	1,309,102	1,137,472	4,210,744	5,348,216
U.S. Real Estate Portfolio	90,925	81,657	24,581	26,500	223,663	659,325	220,234	1,098,709	1,537,800	1,761,463	1,796,030	3,557,493
Value Portfolio	(1,142)	135,156	183,125	(326,180)	(9,041)	1,459,752	338,957	2,115,164	3,235,959	3,226,918	1,607,711	4,834,629
Timothy Partners, Ltd.:												
The Timothy Plan Small-Cap Variable Series	(53,406)	2,191	238,508	270,145	457,438	1,082,617	194,334	454,381	1,342,664	1,800,102	3,316,081	5,116,183
Totals	$ 6,362,217	$ (50,299,693)	$ 5,835,883	$ (37,595,250)	$ (75,696,843)	$ 105,016,888	$ 22,505,095	$ 5,051,530	$ 87,563,323	$ 11,866,480	$ 363,238,032	$ 375,104,512

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.
(*) Period for May 1, 2001 (commencement of operations) to December 31, 2001.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

(1) GENERAL

Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2002, the following investment options were available:

Scudder VIT Funds:

    EAFE Equity Index

    Equity 500 Index

    Small Cap Index

The Dreyfus Variable Investment Fund:

    Appreciation Portfolio

    Growth and Income Portfolio

    Money Market Portfolio

    Small Cap Portfolio

Dreyfus Funds:

    Socially Responsible Growth Fund, Inc.

    Stock Index Fund

Invesco Variable Investment Funds, Inc.:

    Dynamics Fund

    Core Equity Fund

    Health Sciences Fund

    High Yield Fund

    Financial Services Fund

    Small Company Growth Fund

    Total Return Fund

Janus Aspen Series:

    Aggressive Growth Portfolio

    Balanced Portfolio

    Capital Appreciation Portfolio

    Growth Portfolio

    Worldwide Growth Portfolio

    International Growth Portfolio

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2002

PBHG Insurance Series Fund, Inc.:

    Growth II Portfolio

    Large Cap Growth Portfolio

    Mid Cap Value Portfolio

    Select Value Portfolio

    Technology & Communications Portfolio

Strong Funds:

    Mid Cap Growth Fund II

    Opportunity Fund II

The Universal Institutional Funds, Inc.:

    Emerging Markets Equity Portfolio

    Core Plus Fixed Income Portfolio

    Mid Cap Value Portfolio

    U.S. Real Estate Portfolio

    Value Portfolio

Timothy Partners, Ltd.:

    Small-Cap VS

    Conservative Growth VS

    Strategic Growth VS

In 2002, The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series were added to the Separate Account. No variable sub-accounts were deleted from the account in 2002.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

Investments

Investments are valued using the net asset value of the respective portfolios which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2002

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

13

(3) **PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES**

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2002 Statement of Changes in Net Assets for applicable periods) December 31, 2002 are as follows:

	2002	
	Cost of Purchases	Proceeds from Sales
Scudder VIT Funds:		
EAFE Equity Index	$ 102,069,846	$ 102,057,329
Equity 500 Index	351,546	449,766
Small Cap Index	23,577,638	23,108,939
Dreyfus Variable Investment Fund:		
Appreciation Portfolio	3,276,914	2,083,576
Growth and Income Portfolio	2,083,030	2,109,541
Money Market Portfolio	745,818,460	735,603,171
Small Cap Portfolio	38,899,740	36,668,944
Dreyfus Funds:		
Socially Responsible Growth Fund, Inc	1,024,049	2,042,445
Stock Index Fund	17,858,233	13,478,023
Invesco Variable Investment Funds, Inc.		
Dynamics Fund	6,828,385	7,011,070
Equity Income Fund	2,227,835	3,370,375
Health Sciences Fund	1,941,047	566,070
High Yield Fund	1,728,342	1,821,531
Financial Services Fund	997,743	547,664
Small Cap Growth Fund	9,394,201	8,558,898
Total Return Fund	357,593	1,541,402
Janus Aspen Series:		
Aggressive Growth Portfolio	34,329,948	33,530,075
Balanced Portfolio	8,968,403	5,917,918
Capital Appreciation Portfolio	2,028,794	2,784,287
Growth Portfolio	4,268,850	3,191,144
Worldwide Growth Portfolio	186,933,024	186,865,153
Janus Aspen Select Series:		
International Growth Portfolio	312,186,416	313,660,879
PBHG Insurance Series Fund, Inc.:		
Growth II Portfolio	9,750,881	10,010,220
Large Cap Growth Portfolio	2,062,030	2,213,375
Mid Cap Value Portfolio	7,832,535	3,376,211
Select Value Portfolio	3,629,689	2,584,822
Technology & Communications Portfolio	8,828,493	6,734,502
Strong Funds:		
Mid Cap Growth Fund II	3,622,849	3,555,457
Opportunity Fund II	13,519,356	12,627,312
The Universal Institutional Funds, Inc.:		
Emerging Markets Portfolio	208,839	288,063
Fixed Income Portfolio	8,002,594	2,877,343
Mid Cap Growth Portfolio	1,935,203	1,212,478
U.S. Real Estate Portfolio	5,033,941	1,982,682
Value Portfolio	2,879,409	1,274,108
Timothy Partners, Ltd.:		
Small-Cap VS	2,324,957	1,435,018
Conservative Growth VS	2,119,914	506,551
Strategic Growth VS	1,440,078	22,101
Total	$ 1,580,340,805	$ 1,537,668,443

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

December 31, 2002

(4) DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2002:

1.65% Series Contracts $ 170

1.50% Series Contracts 10,206

1.40% Series Contracts 4,979,050

1.25% Series Contracts 2,988

1.10% Series Contracts 14,812

0.95% Series Contracts 1,072

0.90% Series Contracts 21,945

0.75% Series Contracts 3,017

$ 5,033,260

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $740,665 for the year ended December 31, 2002.

(5) OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

15

(6) **CHANGES IN UNITS OUTSTANDING**

	Units Outstanding 12/31/01	Units Purchased	Units Redeemed	Units Outstanding 12/31/02
Scudder VIT Funds:				
EAFE Equity Index - 1.50% series contract	0.000	137.353	114.462	22.891
EAFE Equity Index - 1.40% series contract	98,100.403	16,800,670.525	16,711,235.722	187,535.206
EAFE Equity Index - 1.10% series contract	296.079	392.193	0.651	687.621
EAFE Equity Index - 0.95% series contract	1,799.912	0.644	0.000	1,800.556
EAFE Equity Index - 0.90% series contract	506.105	431.495	146.456	791.144
Equity 500 Index - 1.40% series contract	236,942.002	56,571.187	72,698.487	220,814.702
Equity 500 Index - 1.10% series contract	1,459.618	1,644.158	376.386	2,727.390
Equity 500 Index - 0.95% series contract	179.116	0.000	0.000	179.116
Equity 500 Index - 0.90% series contract	981.264	947.439	314.515	1,614.188
Small Cap Index - 1.50% series contract	0.000	127.264	0.000	127.264
Small Cap Index - 1.40% series contract	153,151.939	2,730,963.263	2,718,134.340	165,980.862
Small Cap Index - 1.25% series contract	0.000	252.352	174.148	78.204
Small Cap Index - 1.10% series contract	54.021	0.000	54.021	0.000
Small Cap Index - 0.95% series contract	272.943	149.280	417.859	4.364
Small Cap Index - 0.90% series contract	577.104	621.825	183.868	1,015.061
Small Cap Index - 0.75% series contract	0.000	427.902	159.052	268.850
Dreyfus Variable Investment Fund:				
Appreciation Portfolio - 1.50% series contract	17.774	2,120.801	2.541	2,136.034
Appreciation Portfolio - 1.40% series contract	717,965.716	299,014.367	195,241.669	821,738.414
Appreciation Portfolio - 1.25% series contract	0.000	172.414	0.000	172.414
Appreciation Portfolio - 1.10% series contract	5,276.343	2,884.303	1,509.365	6,651.281
Appreciation Portfolio - 0.95% series contract	150.958	0.000	0.000	150.958
Appreciation Portfolio - 0.90% series contract	1,894.964	590.871	142.537	2,343.298
Appreciation Portfolio - 0.75% series contract	0.000	682.152	277.342	404.810
Growth and Income Portfolio - 1.50% series contract	0.881	15.517	0.338	16.060
Growth and Income Portfolio - 1.40% series contract	646,842.656	300,168.973	313,027.766	633,983.863
Growth and Income Portfolio - 1.25% series contract	0.000	13,362.692	4,710.749	8,651.943
Growth and Income Portfolio - 1.10% series contract	1,474.275	1,450.779	269.243	2,655.811
Growth and Income Portfolio - 0.90% series contract	544.980	346.304	111.132	780.152
Growth and Income Portfolio - 0.75% series contract	0.000	2,651.212	1,271.058	1,380.154
Money Market Portfolio - 1.50% series contract	3,127.264	400.893	15.423	3,512.734
Money Market Portfolio - 1.40% series contract	17,775,594.379	698,924,923.641	690,103,147.050	26,597,370.970
Money Market Portfolio - 1.25% series contract	0.000	54.380	0.000	54.380
Money Market Portfolio - 1.10% series contract	15,244.920	8,478.086	246.439	23,476.567
Money Market Portfolio - 0.95% series contract	0.036	0.000	0.036	0.000
Money Market Portfolio - 0.90% series contract	127,843.640	52,529.728	54,046.641	126,326.727
Money Market Portfolio - 0.75% series contract	0.000	297,029.567	283,848.542	13,181.025
Small Cap Portfolio - 1.50% series contract	1,920.104	289.037	794.256	1,414.885
Small Cap Portfolio - 1.40% series contract	698,539.631	3,884,943.459	3,695,551.128	887,931.962
Small Cap Portfolio - 1.25% series contract	0.000	9,786.514	3,949.469	5,837.045
Small Cap Portfolio - 1.10% series contract	2,568.238	3,070.927	57.400	5,581.765
Small Cap Portfolio - 0.95% series contract	229.386	241.813	0.000	471.199
Small Cap Portfolio - 0.90% series contract	4,481.981	1,455.830	447.622	5,490.189
Small Cap Portfolio - 0.75% series contract	0.000	3,537.404	1,471.086	2,066.318
Dreyfus Funds:				
Socially Responsible Growth Fund, Inc. - 1.50% series contract	297.025	280.436	1.016	576.445
Socially Responsible Growth Fund, Inc. - 1.40% series contract	1,066,026.751	244,632.659	350,427.264	960,232.146
Socially Responsible Growth Fund, Inc. - 1.10% series contract	1,578.746	1,841.558	0.014	3,420.290
Socially Responsible Growth Fund, Inc. - 0.90% series contract	3,077.581	1,205.650	439.553	3,843.678
Socially Responsible Growth Fund, Inc. - 0.75% series contract	0.000	1,169.416	543.837	625.579
Stock Index Fund - 1.65% series contract	5.882	90.356	1.079	95.159
Stock Index Fund - 1.50% series contract	6,156.673	5,075.068	865.361	10,366.380
Stock Index Fund - 1.40% series contract	4,141,595.630	2,296,540.247	1,983,992.037	4,454,143.840
Stock Index Fund - 1.25% series contract	0.000	469.971	260.197	209.774
Stock Index Fund - 1.10% series contract	4,522.004	3,463.030	1,123.746	6,861.288
Stock Index Fund - 0.95% series contract	3,086.013	85.082	0.000	3,171.095
Stock Index Fund - 0.90% series contract	58,922.095	11,868.430	3,768.900	67,021.625
Stock Index Fund - 0.75% series contract	0.000	10,608.570	4,801.265	5,807.305
Invesco Variable Investment Funds, Inc.				
Dynamics Fund - 1.50% series contract	0.000	146.134	121.448	24.686
Dynamics Fund - 1.40% series contract	93,275.876	1,234,536.572	1,249,669.243	78,143.205
Dynamics Fund - 0.75% series contract	0.000	18.335	0.000	18.335
Core Equity Fund - 1.50% series contract	1,132.450	2,055.724	840.453	2,347.721
Core Equity Fund - 1.40% series contract	1,199,392.254	333,698.947	432,332.798	1,100,758.403
Core Equity Fund - 1.25% series contract	0.000	4.084	0.000	4.084
Core Equity Fund - 1.10% series contract	3,972.101	2,050.465	390.265	5,632.301
Core Equity Fund - 0.90% series contract	831.083	248.209	63.060	1,016.232
Core Equity Fund - 0.75% series contract	0.000	103.354	29.512	73.842
Health Sciences Fund - 1.50% series contract	1,261.503	242.671	0.555	1,503.619
Health Sciences Fund - 1.40% series contract	59,824.959	210,395.822	59,770.080	210,450.701
Health Sciences Fund - 1.10% series contract	0.000	203.656	0.000	203.656
Health Sciences Fund - 0.95% series contract	61.085	0.000	61.085	0.000
Health Sciences Fund - 0.90% series contract	0.000	1,160.526	0.000	1,160.526
Health Sciences Fund - 0.75% series contract	0.000	4,543.566	1,901.660	2,641.906

Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

16

(6) **CHANGES IN UNITS OUTSTANDING** - Continued

	Units Outstanding 12/31/01	Units Purchased	Units Redeemed	Units Outstanding 12/31/02
Invesco Variable Investment Funds, Inc.				
High Yield Fund - 1.50% series contract	646.543	336.756	0.000	983.299
High Yield Fund - 1.40% series contract	546,183.962	240,023.054	298,120.207	488,086.809
High Yield Fund - 1.25% series contract	0.000	21.978	0.000	21.978
High Yield Fund - 1.10% series contract	149.057	20.778	0.000	169.835
High Yield Fund - 0.90% series contract	2,221.642	343.440	1,911.685	653.397
High Yield Fund - 0.75% series contract	0.000	528.959	160.960	367.999
Financial Services Fund - 1.50% series contract	876.437	0.000	0.000	876.437
Financial Services Fund - 1.40% series contract	71,816.401	121,904.057	74,897.823	118,822.635
Financial Services Fund - 1.25% series contract	0.000	3.808	0.000	3.808
Financial Services Fund - 0.75% series contract	0.000	522.233	190.712	331.521
Small Company Growth Fund - 1.50% series contract	5.420	22.184	0.473	27.131
Small Company Growth Fund - 1.40% series contract	27,720.462	1,499,415.271	1,371,961.832	155,173.901
Small Company Growth Fund - 1.25% series contract	0.000	55.942	0.000	55.942
Small Company Growth Fund - 0.75% series contract	0.000	3,335.975	1,409.677	1,926.298
Total Return Fund - 1.40% series contract	361,909.293	46,145.917	175,473.819	232,581.391
Total Return Fund - 1.10% series contract	5,148.335	2,438.195	1,328.894	6,257.636
Total Return Fund - 0.95% series contract	0.708	3.591	4.299	0.000
Janus Aspen Series:				
Aggressive Growth Portfolio - 1.50% series contract	1,551.472	1,594.161	206.380	2,939.253
Aggressive Growth Portfolio - 1.40% series contract	1,215,838.484	3,906,268.198	3,831,439.125	1,290,667.557
Aggressive Growth Portfolio - 1.10% series contract	8,626.211	7,951.812	2,504.557	14,073.466
Aggressive Growth Portfolio - 0.95% series contract	832.210	24.101	0.000	856.311
Aggressive Growth Portfolio - 0.90% series contract	5,676.145	3,041.893	1,033.279	7,684.759
Aggressive Growth Portfolio - 0.75% series contract	0.000	767.877	294.952	472.925
Balanced Portfolio - 1.65% series contract	4.244	712.407	0.740	715.911
Balanced Portfolio - 1.50% series contract	3,807.168	6,203.176	980.627	9,029.715
Balanced Portfolio - 1.40% series contract	3,578,735.833	1,068,090.427	944,206.006	3,702,620.254
Balanced Portfolio - 1.25% series contract	0.000	14,967.387	5,854.168	9,113.219
Balanced Portfolio - 1.10% series contract	9,654.166	5,913.621	2,447.521	13,120.266
Balanced Portfolio - 0.95% series contract	1,282.216	0.000	0.000	1,282.216
Balanced Portfolio - 0.90% series contract	49,552.895	6,894.739	2,606.365	53,841.269
Balanced Portfolio - 0.75% series contract	0.000	2,644.755	1,065.102	1,579.653
Capital Appreciation Portfolio - 1.50% series contract	6,505.660	2,854.694	2,660.438	6,699.916
Capital Appreciation Portfolio - 1.40% series contract	1,650,016.481	495,433.245	597,372.369	1,548,077.357
Capital Appreciation Portfolio - 1.25% series contract	0.000	256.047	51.306	204.741
Capital Appreciation Portfolio - 1.10% series contract	4,570.921	4,089.226	1,023.086	7,637.061
Capital Appreciation Portfolio - 0.95% series contract	1,813.269	3.055	0.000	1,816.324
Capital Appreciation Portfolio - 0.90% series contract	14,587.924	3,433.414	5,140.815	12,880.523
Capital Appreciation Portfolio - 0.75% series contract	0.000	4,439.304	1,857.059	2,582.245
Growth Portfolio - 1.50% series contract	2,990.215	1,892.971	1,157.668	3,725.518
Growth Portfolio - 1.40% series contract	2,211,504.181	822,910.180	696,410.936	2,338,003.425
Growth Portfolio - 1.25% series contract	0.000	30.710	0.000	30.710
Growth Portfolio - 1.10% series contract	7,211.443	6,255.423	1,301.932	12,164.934
Growth Portfolio - 0.95% series contract	128.720	0.000	0.000	128.720
Growth Portfolio - 0.90% series contract	4,241.678	1,883.529	789.857	5,335.350
Growth Portfolio - 0.75% series contract	0.000	2,752.051	1,104.091	1,647.960
Worldwide Growth Portfolio - 1.50% series contract	1,362.573	1,309.562	50.525	2,621.610
Worldwide Growth Portfolio - 1.40% series contract	2,364,153.929	18,611,768.096	18,537,360.764	2,438,561.261
Worldwide Growth Portfolio - 1.25% series contract	0.000	17,297.541	6,766.603	10,530.938
Worldwide Growth Portfolio - 1.10% series contract	7,650.835	5,279.570	2,279.756	10,650.649
Worldwide Growth Portfolio - 0.95% series contract	2,191.502	0.000	0.000	2,191.502
Worldwide Growth Portfolio - 0.90% series contract	32,752.139	10,239.444	3,249.172	39,742.411
Worldwide Growth Portfolio - 0.75% series contract	0.000	2,709.492	1,136.263	1,573.229
International Growth Portfolio - 1.50% series contract	805.229	308.514	49.931	1,063.812
International Growth Portfolio - 1.40% series contract	675,126.139	29,692,786.055	29,689,125.082	678,787.112
International Growth Portfolio - 1.25% series contract	0.000	78.508	0.000	78.508
International Growth Portfolio - 1.10% series contract	7,907.782	5,141.984	1,580.900	11,468.866
International Growth Portfolio - 0.90% series contract	901.701	616.852	205.651	1,312.902
PBHG Insurance Series Fund, Inc:				
Growth II Portfolio - 1.50% series contract	272.267	298.355	52.272	518.350
Growth II Portfolio - 1.40% series contract	349,991.649	1,398,085.739	1,430,279.645	317,797.743
Growth II Portfolio - 1.10% series contract	698.017	1,322.926	409.323	1,611.620
Growth II Portfolio - 0.95% series contract	98.859	2.811	1.167	100.503
Growth II Portfolio - 0.90% series contract	753.904	482.267	146.990	1,089.181
Growth II Portfolio - 0.75% series contract	0.000	80.061	48.488	31.573
Large Cap Growth Portfolio - 1.65% series contract	4.678	76.000	0.898	79.780
Large Cap Growth Portfolio - 1.50% series contract	2,007.334	977.966	1,553.872	1,431.428
Large Cap Growth Portfolio - 1.40% series contract	541,607.501	236,479.237	248,676.218	529,410.520
Large Cap Growth Portfolio - 1.25% series contract	0.000	25.303	0.000	25.303
Large Cap Growth Portfolio - 1.10% series contract	1,891.823	1,948.318	159.159	3,680.982
Large Cap Growth Portfolio - 0.95% series contract	44.069	2.770	0.000	46.839
Large Cap Growth Portfolio - 0.90% series contract	1,201.478	908.688	289.582	1,820.584
Large Cap Growth Portfolio - 0.75% series contract	0.000	2,278.327	981.923	1,296.404
Mid Cap Value Portfolio - 1.50% series contract	1,031.275	2,241.168	213.480	3,058.963
Mid Cap Value Portfolio - 1.40% series contract	224,532.821	977,035.206	510,606.460	690,961.567
Mid Cap Value Portfolio - 1.25% series contract	0.000	10,435.482	4,421.580	6,013.902
Mid Cap Value Portfolio - 1.10% series contract	294.873	1,249.348	0.000	1,544.221
Mid Cap Value Portfolio - 0.95% series contract	68.486	0.000	68.486	0.000
Mid Cap Value Portfolio - 0.90% series contract	0.000	6,032.373	0.000	6,032.373
Mid Cap Value Portfolio - 0.75% series contract	0.000	5,875.988	2,494.739	3,381.249

Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

17

(6) **CHANGES IN UNITS OUTSTANDING** - Continued

	Units Outstanding 12/31/01	Units Purchased	Units Redeemed	Units Outstanding 12/31/02
PBHG Insurance Series Fund, Inc:				
Select Value Portfolio - 1.50% series contract	99.956	839.424	358.552	580.828
Select Value Portfolio - 1.40% series contract	286,441.118	501,800.187	408,717.507	379,523.798
Select Value Portfolio - 1.25% series contract	0.000	120.028	0.000	120.028
Select Value Portfolio - 1.10% series contract	381.369	193.175	0.000	574.544
Select Value Portfolio - 0.95% series contract	121.546	119.132	240.678	0.000
Select Value Portfolio - 0.90% series contract	0.000	7.248	0.000	7.248
Select Value Portfolio - 0.75% series contract	0.000	4,722.951	2,058.824	2,664.127
Technology & Communications Portfolio - 1.50% series contract	533.324	562.908	119.326	976.906
Technology & Communications Portfolio - 1.40% series contract	1,591,254.973	1,978,780.806	1,675,197.110	1,894,838.669
Technology & Communications Portfolio - 1.10% series contract	6,960.237	9,058.838	2,498.687	13,520.388
Technology & Communications Portfolio - 0.95% series contract	993.928	233.860	0.000	1,227.788
Technology & Communications Portfolio - 0.90% series contract	8,211.474	5,617.952	2,325.614	11,503.812
Technology & Communications Portfolio - 0.75% series contract	0.000	2,566.795	1,056.202	1,510.593
Strong Funds:				
Mid Cap Growth Fund II - 1.50% series contract	190.193	91.842	16.007	266.028
Mid Cap Growth Fund II - 1.40% series contract	573,334.387	460,550.533	464,828.734	569,056.186
Mid Cap Growth Fund II - 1.10% series contract	1,410.277	2,127.962	201.160	3,337.079
Mid Cap Growth Fund II - 0.95% series contract	797.623	0.000	0.000	797.623
Mid Cap Growth Fund II - 0.90% series contract	11,983.937	3,701.423	1,315.120	14,370.240
Mid Cap Growth Fund II - 0.75% series contract	0.000	5,791.277	2,332.008	3,459.269
Opportunity Fund II - 1.50% series contract	2,611.083	2,466.030	355.745	4,721.368
Opportunity Fund II - 1.40% series contract	638,318.778	1,237,445.859	1,209,365.932	666,398.705
Opportunity Fund II - 1.25% series contract	0.000	381.937	179.082	202.855
Opportunity Fund II - 1.10% series contract	1,860.121	1,133.295	12.965	2,980.451
Opportunity Fund II - 0.95% series contract	14.922	0.000	0.000	14.922
Opportunity Fund II - 0.90% series contract	12,766.517	3,065.842	610.478	15,221.881
Opportunity Fund II - 0.75% series contract	0.000	10,401.135	4,344.342	6,056.793
The Universal Institutional Funds, Inc.:				
Emerging Markets Portfolio - 1.40% series contract	157,013.225	38,715.459	51,827.751	143,900.933
Emerging Markets Portfolio - 1.10% series contract	744.747	884.896	0.000	1,629.643
Emerging Markets Portfolio - 0.95% series contract	2.142	0.000	0.000	2.142
Emerging Markets Portfolio - 0.90% series contract	596.641	309.536	101.333	804.844
Core Plus Fixed Income Portfolio - 1.50% series contract	1,707.009	3,292.542	851.296	4,148.255
Core Plus Fixed Income Portfolio - 1.40% series contract	713,042.852	782,460.883	430,116.525	1,065,387.210
Core Plus Fixed Income Portfolio - 1.25% series contract	0.000	2,884.358	1,033.165	1,851.193
Core Plus Fixed Income Portfolio - 1.10% series contract	1,978.853	2,303.435	447.393	3,834.895
Core Plus Fixed Income Portfolio - 0.75% series contract	0.000	2,010.639	981.217	1,029.422
Mid Cap Value Portfolio - 1.50% series contract	1,469.904	11.531	0.250	1,481.185
Mid Cap Value Portfolio - 1.40% series contract	335,452.774	197,042.583	148,780.786	383,714.571
Mid Cap Value Portfolio - 1.25% series contract	0.000	85.012	32.283	52.729
Mid Cap Value Portfolio - 1.10% series contract	1,648.470	1,903.940	462.749	3,089.661
Mid Cap Value Portfolio - 0.95% series contract	28.150	0.000	0.000	28.150
Mid Cap Value Portfolio - 0.90% series contract	2,465.356	689.758	216.707	2,938.407
Mid Cap Value Portfolio - 0.75% series contract	0.000	1,567.220	609.228	957.992
U.S. Real Estate Portfolio - 1.50% series contract	14.584	1,776.543	719.528	1,071.599
U.S. Real Estate Portfolio - 1.40% series contract	269,466.499	453,660.569	253,414.396	469,712.672
U.S. Real Estate Portfolio - 1.25% series contract	0.000	265.183	149.056	116.127
U.S. Real Estate Portfolio - 1.10% series contract	1,955.110	1,808.830	53.852	3,710.088
U.S. Real Estate Portfolio - 0.95% series contract	215.533	11.594	198.735	28.392
U.S. Real Estate Portfolio - 0.90% series contract	0.000	378.990	0.000	378.990
U.S. Real Estate Portfolio - 0.75% series contract	0.000	2,250.541	911.967	1,338.574
Value Portfolio - 1.50% series contract	31.284	1,225.051	139.724	1,116.611
Value Portfolio - 1.40% series contract	401,628.667	333,523.788	208,319.591	526,832.864
Value Portfolio - 1.10% series contract	2,274.954	1,432.344	17.361	3,689.937
Value Portfolio - 0.95% series contract	124.533	85.712	176.882	33.363
Value Portfolio - 0.90% series contract	3,995.102	1,642.415	545.987	5,091.530
Value Portfolio - 0.75% series contract	0.000	1,488.277	538.647	949.630
Timothy Partners, Ltd.:				
Small-Cap VS - 1.50% series contract	13.748	5,865.997	1,648.358	4,231.387
Small-Cap VS - 1.40% series contract	358,967.966	212,737.653	159,753.341	411,952.278
Small-Cap VS - 1.25% series contract	4.378	0.000	4.378	0.000
Small-Cap VS - 1.10% series contract	1,265.216	630.153	0.000	1,895.369
Small-Cap VS - 0.75% series contract	0.000	640.942	382.734	258.208
Conservative Growth Fund VS - 1.50% series contract	0.000	1,125.801	0.000	1,125.801
Conservative Growth Fund VS - 1.40% series contract	0.000	233,360.495	65,666.907	167,693.588
Conservative Growth Fund VS - 1.10% series contract	0.000	0.200	0.000	0.200
Strategic Growth Fund VS - 1.50% series contract	0.000	4,019.666	0.000	4,019.666
Strategic Growth Fund VS - 1.40% series contract	0.000	164,872.872	5,365.654	159,507.218

Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

18

(7) **UNIT VALUES AND FINANCIAL HIGHLIGHTS**

	At December 31, 2002				Periods Ended December 31, 2002				
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return	
Subaccount	(000s)	Lowest to	Highest	(000s)	Income Ratio (1)	Lowest to	Highest (2)	Lowest to	Highest (3)
Scudder VIT Funds:									
EAFE Equity Index	190,837	5.623237	5.747094	1,077	1.90%	0.90%	1.50%	-22.76%	-22.30%
Equity 500 Index	225,335	6.422838	6.540032	1,448	0.98%	0.90%	1.40%	-23.39%	-23.01%
Small Cap Index	167,475	8.641731	8.880430	1,453	0.71%	0.75%	1.50%	-21.76%	-21.18%
Dreyfus Variable Investment Funds:									
Appreciation Portfolio	833,597	8.313661	10.517029	8,552	1.19%	0.75%	1.50%	-17.74%	-17.50%
Growth and Income Portfolio	647,468	7.696282	8.546428	5,438	0.60%	0.75%	1.50%	-26.25%	-26.14%
Money Market Portfolio	26,763,922	1.125015	1.169798	30,874	1.56%	0.75%	1.50%	0.18%	0.30%
Small Cap Portfolio	908,793	9.340276	10.131883	8,981	0.05%	0.75%	1.50%	-20.12%	-19.88%
Dreyfus Funds:									
Socially Responsible Growth Fund, Inc	968,698	6.561870	8.059684	7,676	0.21%	0.75%	1.50%	-29.58%	-29.72%
Stock Index Fund	4,547,676	7.496983	9.579380	42,392	1.40%	0.75%	1.65%	-23.32%	-23.09%
Invesco Variable Investment Funds, Inc.									
Dynamics Fund	78,186	5.409027	5.476583	424	0.00%	0.75%	1.50%	-32.91%	-32.41%
Core Equity Fund	1,109,833	8.635717	10.331759	11,282	1.46%	0.75%	1.50%	-20.11%	-19.99%
Health Sciences Fund	215,960	7.568511	7.662880	1,637	0.00%	0.75%	1.50%	-25.57%	-25.01%
High Yield Fund	490,283	7.252971	8.320679	4,013	9.96%	0.75%	1.50%	-2.51%	-2.37%
Financial Services Fund	120,034	8.056892	8.157371	969	0.76%	0.75%	1.50%	-16.16%	-15.53%
Small Company Growth Fund	157,183	5.994252	6.069108	944	0.00%	0.75%	1.50%	-32.13%	-31.63%
Total Return Fund	238,839	8.972997	9.119526	2,144	2.10%	1.10%	1.40%	-11.46%	-11.20%
Janus Aspen Series:									
Aggressive Growth Portfolio	1,316,694	7.203589	9.227625	11,845	0.00%	0.75%	1.50%	-28.58%	-28.61%
Balanced Portfolio	3,791,303	11.547104	15.037669	55,454	2.52%	0.75%	1.65%	-7.60%	-7.33%
Capital Appreciation Portfolio	1,579,898	6.834023	7.022777	10,840	0.58%	0.75%	1.50%	-16.92%	-16.30%
Growth Portfolio	2,361,037	7.082990	9.035150	20,810	0.00%	0.75%	1.50%	-27.42%	-27.20%
Worldwide Growth Portfolio	2,505,872	7.389719	9.810429	23,887	0.90%	0.75%	1.50%	-26.42%	-26.20%
International Growth Portfolio	692,711	7.536654	9.470891	6,455	1.24%	0.90%	1.50%	-26.50%	-26.39%
PBHG Insurance Series Fund, Inc.:									
Growth II Portfolio	321,149	6.483531	6.726823	2,108	0.00%	0.75%	1.50%	-31.05%	-31.08%
Large Cap Growth Portfolio	537,792	8.118359	10.457164	5,483	0.00%	0.75%	1.65%	-30.19%	-29.98%
Mid Cap Value Portfolio	710,992	8.068197	8.168835	5,747	0.00%	0.75%	1.50%	-19.86%	-19.26%
Select Value Portfolio	383,471	6.744883	6.829025	2,591	1.19%	0.75%	1.50%	-26.18%	-25.63%
Technology & Communications Portfolio	1,923,578	4.716523	4.858762	9,123	0.00%	0.75%	1.50%	-54.67%	-54.42%
Strong Funds:									
Mid Cap Growth Fund II	591,286	7.127359	9.206023	5,280	0.00%	0.75%	1.50%	-38.10%	-38.14%
Opportunity Fund II	695,597	9.547304	11.797331	7,971	0.39%	0.75%	1.50%	-27.72%	-27.51%
The Universal Institutional Funds, Inc.:									
Emerging Markets Portfolio	146,338	5.670122	8.120134	832	0.00%	0.90%	1.40%	-10.16%	-9.71%
Core Plus Fixed Income Portfolio	1,076,251	12.596637	13.656469	14,460	4.31%	0.75%	1.50%	6.00%	6.16%
Mid Cap Value Portfolio	392,263	9.168344	11.418226	4,365	0.00%	0.75%	1.50%	-8.93%	12.85%
U.S. Real Estate Portfolio	476,356	12.202516	13.127169	6,103	3.97%	0.75%	1.50%	-2.01%	-1.72%
Value Portfolio	537,714	8.789584	9.322154	4,891	1.11%	0.75%	1.50%	-22.85%	-22.89%
Timothy Partners, Ltd.:									
Small-Cap VS	418,337	11.517409	11.862623	4,841	0.00%	0.75%	1.50%	-18.61%	-18.00%
Conservative Growth VS	168,820	8.910599	8.934171	1,505	0.69%	1.10%	1.50%	-10.89%	-10.66%
Strategic Growth VS	163,527	8.189622	8.194917	1,340	0.00%	1.40%	1.50%	-18.10%	-18.05%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

19

20

Annuity Investors Life Insurance Company

Financial Statements

Years ended December 31, 2002 and 2001
with Report of Independent Auditors

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2002 and 2001

Contents

Report of Independent Auditors 1

Audited Financial Statements

Balance Sheets 2

Income Statements 3

Statements of Changes in Stockholder's Equity 4

Statements of Cash Flows 5

Notes to Financial Statements 6

REPORT OF INDEPENDENT AUDITORS

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2002 and 2001, and the related statements of income, shareholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Cincinnati, Ohio

February 19, 2003

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

(Dollars in thousands)

	December 31
	2002	2001
ASSETS
Invested assets:
Fixed maturities - at market (amortized cost - $458,482 and $353,234)	$ 478,054	$ 356,741
Policy loans	8,600	7,233
Cash and short-term investments	35,782	4,750

Total investments	522,436	368,724

Accrued Investment income	6,188	5,323
Unamortized insurance acquisition costs, net	68,208	81,673
Receivables from affiliates	3,792	992
Other assets	5,748	1,079
Variable annuity assets (separate accounts)	455,142	529,590
Total assets	$1,061,514	$ 987,381

LIABILITIES
Annuity benefits accumulated	$ 496,888	$ 381,052
Accounts payable, accrued expenses, and other liabilities	10,104	4,927
Variable annuity liabilities	455,142	529,590
Total liabilities	$ 962,134	$ 915,569

STOCKHOLDER'S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	100,550	70,550
Retained earnings (deficit)	(6,325)	(1,155)
Unrealized gains (losses) on marketable securities, net	2,655	(83)
Total stockholder's equity	99,380	71,812

Total liabilities and stockholder's equity	$1,061,514	$ 987,381

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

INCOME STATEMENTS

(In thousands)

	December 31
	2002	2001
Revenues:
Net investment income	$ 26,486	$ 20,096
Realized gains (losses) on investments	442	(2,895)
Annuity policy charges	10,472	10,244
Other income	485	458
	37,885	27,903

Costs and expenses:
Annuity benefits	20,795	14,591
Insurance acquisition expenses	19,563	7,606
Other expenses	5,497	10,461
	45,855	32,658

Loss before income taxes	(7,970)	(4,755)
Income tax benefit	2,800	1,671

Net loss	($ 5,170)	($ 3,084)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

(In thousands)

	December 31
	2002	2001

Common Stock:
Balance at beginning and end of year	$ 2,500	$ 2,500

Capital Surplus:
Balance at beginning of year	$ 70,550	$ 44,550
Capital contribution by parent	30,000	26,000
Balance at end of year	$ 100,550	$ 70,550

Retained Earnings (Deficit):
Balance at beginning of year	($ 1,155)	$ 1,929
Net loss	(5,170)	(3,084)
Balance at end of year	($ 6,325)	($ 1,155)

Unrealized Gains (Losses), Net:
Balance at beginning of year	($ 83)	($ 940)
Change during year	2,738	857
Balance at end of year	$ 2,655	($ 83)

Comprehensive Income (Loss):
Net Loss	($ 5,170)	($ 3,084)
Other comprehensive income - change in net unrealized
gains (losses) on marketable securities	2,738	857
Comprehensive loss	($ 2,432)	($ 2,227)

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

(In thousands)

	December 31
	2002	2001
Cash flows from operating activities:
Net loss	($ 5,170)	($ 3,084)
Adjustments:
Benefits to annuity policyholders	20,795	14,591
Amortization of insurance acquisition costs	18,305	6,505
Depreciation and amortization	(165)	10
Realized (gains) losses on investments, net	(442)	2,895
Increase in insurance acquisition costs	(16,693)	(21,638)
Increase in accrued investment income	(866)	(1,470)
Decrease in payable to affiliates, net	(3,166)	(3,298)
Increase (decrease) in other liabilities	584	(1,371)
(Increase) decrease in other assets	(4,669)	433
Other, net	(242)	753
Cash inflows (outflows) from operating activities	8,271	(5,674)

Cash flows from investing activities:
Purchases of investments in:
Fixed maturity investments	(246,930)	(164,095)
Securities purchased not paid	3,486	4
Equity securities	-	(746)
Sales of:
Fixed maturity investments	142,290	57,849
Increase in policy loans	(1,367)	(1,525)
Cash outflows from investing activities	(102,521)	(108,513)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	124,996	125,053
Annuity surrenders, benefits, and withdrawals, net of separate accounts	(50,521)	(40,019)
Capital contribution from parent	30,000	26,000
Net transfers from (to) variable annuity assets	20,807	(363)
Cash inflows from financing activities	125,282	110,671

Net increase (decrease) in cash and short-term investments	$ 31,032	($ 3,516)
Beginning cash and short-term investments	4,750	8,266
Ending cash and short-term investments	$ 35,782	$ 4,750

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 AND 2001

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded, financial services holding company of which American Financial Group, Inc. ("AFG") owned 83% as of December 31, 2002.

AILIC's products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes individual fixed annuity products produced mainly by one large agency, primarily in the western part of the United States. In 2002 and 2001, the individual fixed annuity products represented approximately 26% and 21%, respectively, of total premium production.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles. Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

INVESTMENTS

All fixed maturity securities are considered "available for sale" and reported at fair value with unrealized gains and losses reported as a separate component of stockholder's equity. Short-term investments are carried at cost; policy loans are stated at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings and the cost basis of that investment is reduced.

Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20") established a new standard for recognizing interest income and impairment on certain asset-backed investments. Interest income on these investments is recorded at a yield based on projected cash flows. The yield is adjusted prospectively to reflect actual cash flows and changes in projected amounts. Impairment losses on these investments must be recognized when (i) the fair value of the security is less than its cost basis and (ii) there has been an adverse change in the expected cash flows. The new standard became effective on April 1, 2001. Subsequent impairments are recognized as a component of net realized gains and losses.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS CONTINUED

DECEMBER 31, 2002 AND 2001

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs ("DPAC"). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in "Other Expenses."

DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) is deferred to the extent that such costs are deemed recoverable.

DPAC is amortized, with interest, in relation to the present value of expected gross profits on the policies. These expected gross profits consist principally of estimated future net investment income and surrender, mortality and other variable annuity policy charges, less estimated future interest on policyholders' funds, policy administration expenses and death benefits in excess of account values.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC, such adjustments are reflected as components of realized gains. DPAC is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in "Unrealized gains (losses) on marketable securities, net" in the stockholders' equity section of the balance sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in "annuity benefits accumulated" rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for traditional single-tier fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. Fees charged on separate account policyholder account values are included in annuity policy charges.

INCOME TAXES

AILIC is part of the American Financial Corporation ("AFC", an American Financial Group subsidiary) tax group. AILIC has a separate tax allocation agreement with AFC which designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFC has not impacted the recognition of income tax expense and income tax payable in AILIC's financial statements.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS CONTINUED

DECEMBER 31, 2002 AND 2001

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan. Under the retirement fund portion of the Plan, contributions are at the discretion of the GAFRI Board of Directors and are invested primarily in GAFRI securities. Under the savings fund portion of the Plan, GAFRI matches a specific portion of employee contributions. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund portion of the Plan for the year 2002 were invested in accordance with participant elections. Company contributions to the Plan are charged against earnings in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC's future earnings or cash flows.

Investment Securities: Fair values for fixed maturity securities (including redeemable preferred stock) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities approximate their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short term investments and policy loans approximate their fair values.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS CONTINUED

DECEMBER 31, 2002 AND 2001

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):
	2002
	Amortized	Market	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies
and authorities	$ 86,014	$ 90,933	$ 4,919	$ -
Public utilities	43,472	44,326	2,334	1,480
Mortgage-backed securities	128,492	132,679	4,661	474
Redeemable preferred stock	59	75	16	-
All other corporate	200,445	210,041	13,448	3,852

	$ 458,482	$ 478,054	$ 25,378	$ 5,806

	2001
	Amortized	Market	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies
and authorities	$ 51,909	$ 53,474	$ 1,633	$ 68
Public utilities	32,816	32,722	379	473
Mortgage-backed securities	80,086	81,417	1,865	534
Redeemable preferred stock	746	502	-	244
All other corporate	187,677	188,626	3,699	2,750

	$353,234	$356,741	$ 7,576	$ 4,069

The table below sets forth the scheduled maturities of AILIC's fixed maturity investments based on market value as of December 31, 2002 (in thousands). Data based on amortized cost is generally the same.
2002
Maturity
One year or less	$ 8,853
After one year through five years	100,720
After five years through ten years	166,845
After ten years	68,957
345,375
Mortgage-backed securities	132,679
Total bonds by maturity	$478,054

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS CONTINUED

DECEMBER 31, 2002 AND 2001

Proceeds from sales of fixed maturity investments were $142.3 million in 2002 and $57.8 million in 2001. Gross realized gains of $2.8 million and $1.5 million and gross realized losses of $0.4 million and $1.9 million were realized on those sales during 2002 and 2001, respectively.

U.S. Treasury Notes with a carrying value of $7.2 million at December 31, 2002 and $6.8 million at December 31, 2001, were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $2.0 million and $2.5 million in 2002 and 2001, respectively, as a result of the write down of impaired bonds and preferred stock.

Net investment income consisted of the following (in thousands):
	2002	2001

Bonds	$26,168	$19,757
Preferred stocks	47	47
Short-term investments	374	315
Cash on hand and on deposit	(5)	4
Policy loans	514	408
Gross investment income	27,098	20,531

Investment expenses	(612)	(435)

Net investment income	$26,486	$20,096

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $584 thousand in 2002 and $408 thousand in 2001.

D. INSURANCE ACQUISITION EXPENSES

Included in 2002 and 2001 were DPAC write-offs related to variable annuities of $13.5 million and $3.0 million, respectively, resulting from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs or a charge to earnings in order to accrue for guaranteed minimum death benefits included in the variable products. (See Note H - "Proposed Accounting Standard").

E. STOCKHOLDER'S EQUITY

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2003, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS CONTINUED

DECEMBER 31, 2002 AND 2001

Total statutory capital and surplus for the Company at December 31, 2002 and 2001, respectively, was $38.6 million and $26.5 million. The Company received capital contributions of $30.0 million in 2002 and $26.0 million in 2001 from its parent in order to meet statutory capital requirements.

The change in net unrealized gains on marketable securities included the following (in thousands):
		2002			2001
	Pretax	Taxes	Net	Pretax	Taxes	Net
Unrealized holding gains (losses) on
securities arising during the period	$4,654	($ 1,629)	$3,025	($ 1,577)	$ 552	($1,025)
Realized losses (gains) on securities	(442)	155	(287)	2,895	(1,013)	1,882
Change in net unrealized gains (losses)
on marketable securities	$4,212	($ 1,474)	$2,738	$ 1,318	($ 461)	$ 857

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2002 and 2001 for $11 thousand and $7 thousand, respectively.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

	December 31,
	2002	2001
Deferred tax assets:
Investment securities	$ 1,010	$ 770
Policyholder liabilities	12,077	15,521

Deferred tax liabilities:
Unamortized insurance acquisition costs	($ 21,544)	($ 26,615)

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2002 and 2001, AILIC paid $584,089 and $482,816, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA") a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2002 and 2001, AILIC paid $3.5 million and $3.8 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2002 and 2001, AILIC paid $5.2 million and $6.1 million, respectively, for services to affiliates.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS CONTINUED

DECEMBER 31, 2002 AND 2001

H. PROPOSED ACCOUNTING STANDARD

AILIC's variable annuity contracts contain a guaranteed minimum death benefit ("GMDB") (which may exceed the value of the policyholder's account) to be paid if the annuityholder dies before the annuity payout period commences. Payment of any difference between the GMDB and the related account balance is borne by AILIC and expensed when paid. In periods of declining equity markets, the GMDB difference increases as the variable annuity account value decreases. At December 31, 2002 and 2001, the aggregate GMDB values (assuming every policyholder died on those dates) exceeded the market value of the underlying variable annuities by $233 million and $136 million, respectively. Industry practice varies, but AILIC does not establish GAAP reserves for this mortality risk. If a proposed accounting standard becomes effective, AILIC would be required to record a liability for the present value of expected GMDB payments. Initial recognition of a GAAP liability (estimated to be less than 4% of the difference between the underlying market value of the variable annuities and the GMDB value) would be accounted for as the cumulative effect of a change in accounting principles. Death benefits paid in excess of the variable annuity account balance were $1.1 million in 2002.

12

PART C

Other Information - 333-19725

Item 24 Financial Statements and Exhibits

(a) Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b) Exhibits

(1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors Variable Account B. 1/

(2) Not Applicable

(3) (a) Distribution Agreement between Annuity Investors Life Insurance Company and

AAG Securities, Inc. (n/k/a Great American Advisors, Inc.). 2/

(b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securitiessm, Inc. (n/k/a Great American Advisors, Inc.) . and another Broker-Dealer. 6/

(4) Individual and Group Contract Forms and Endorsements.

(a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

(c) Form of Loan Endorsement to Individual Contract. 2/

(d) Form of Tax Sheltered Annuity Endorsement to Individual Contract. 2/

(e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement

to Individual Contract. 1/

(f) Form of Employer Plan Endorsement to Individual Contract. 2/

(g) Form of Individual Retirement Annuity Endorsement to Individual                       Contract.2/

(h) Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

              (i)Form of Long-Term Care Waiver Raider to Individual Contract. 2/

              (j) Form of Simple IRA Endorsement to Individual Contract. 2/

              (k) Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(l) Form of Group Flexible Premium Deferred Variable Annuity Contract. 2/

(m) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 2/

(n) Form of Loan Endorsement to Group Contract. 2/

(no) Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(o) Form of Tax Sheltered Annuity Endorsement to Group Contract. 2/

(p) Form of Tax Sheltered Annuity Endorsement to Certificate of                       Participation under a Group Contract. 2/

(r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement                       to Group Contract. 2/

(s) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(t) Form of Employer Plan Endorsement to Group Contract. 2/

(u) Form of Employer Plan Endorsement to Certificate of Participation under                       a Group Contract. 2/

(v) Form of Deferred Compensation Endorsement to Group Contract. 2/

(w) Form of Deferred Compensation Endorsement to Certificate of                       Participation under a Group Contract. 2/

(x) Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

(y) Form of Texas Optional Retirement Program Endorsement to Certificate                of Participation under a Group Contract. 2/

(z) Form of Long-Term Care Waiver Rider to Group Contract. 2/

(aa) Form of Long Term Care Waiver Rider to Certificate of Participation                       under a Group Contract. 2/

(bb) Revised Form of Individual Retirement Annuity Endorsement to                       Individual Qualified Contract. 3/

              (cc)     Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(dd) Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(ee) Revised Form of Employer Plan Endorsement to Group Contract. 3/

(ff) Revised Form of Employer Plan Endorsement to Certificate of                       Participation under a Group Contract. 3/

(gg) Revised Form of SIMPLE IRA Employer Plan Endorsement to Qualified                Individual Contract. 3/

(hh) Revised Form of Tax Sheltered Annuity Endorsement to Group
                      Contract. 3/

(ii) Revised Form of Tax Sheltered Annuity Endorsement to Certificate of
Participation under a Group Contract. 3/

(jj) Revised form of Tax Sheltered Annuity Endorsement to Qualified                      Individual Contract. 3/

(kk) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

(ll) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(mm) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

(nn) Form of Governmental Section 457 Plan Endorsement to Group
                     Contract. 3/

(oo) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(pp) Form of Governmental Section 457 Plan Endorsement to Qualified                       Individual Contract. 3/

(qq) Form of Successor Owner Endorsement to Group Contract. 6/

(rr) Form of Successor Owner Endorsement to Certificate of Participation                      under a Group Contract. 6/

(ss) Form of Successor Owner Endorsement to Qualified Individual Contract                       and Non-Qualified Individual Contract. 6/

(tt) Revised Form of Successor Owner Endorsement to Group Contract. 7/

             (uu)      Revised Form of Successor Owner Endorsement to Certificate of               Participation under a Group Contract. 7/

             (vv)     Revised Form of Successor Endorsement to Qualified Individual Contract        and Non-Qualified Individual Contract. 7/

   (ww)     Form of Individual Retirement Annuity Endorsement to Group Contract. 7/

    (xx)      Form of Individual Retirement Annuity Endorsement to Certificate of
Participation under a Group Contract. 7/

           (yy)       Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/

   (zz)        Form of SIMPLE Individual Retirement Annuity endorsement to Certificate of Participation under a Group Contract. 7/

   (aaa)        Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/

  (bbb)   Form of Roth Individual Retirement Annuity Endorsement to Certificate                       of Participation under a Group Contract. 7/

         (ccc)        Form of Unisex Endorsement to Non-Qualified Individual Contract. 7/

        (ddd)        Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

        (eee)        Form of Income Benefit Rider to Qualified Individual Contract. 8/

        (fff)         Form of Income Benefit Rider to Group Contract. 8/

        (ggg)        Form of Income Benefit Rider to Certificate of Participation under a Group                      Contract. 7/

(hhh)         Form of Death Benefit Amount Endorsement to Individual Contract.11/

(iii)        Form of Death Benefit Amount Endorsement to Group Contract. 11/

(jjj)           Form of Death Benefit Amount Endorsement to Certificate of Participation         under a group Contract. 11/

(5) (a) Form of Application for Individual Flexible Premium Deferred Annuity

Contract and Certificate of Participation under a Group Contract. 2/

(b) Form of Application for Group Flexible Premium Deferred Annuity Contract.2/

(c) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group
                      Contract. 4/

(d) Revised Form of Application for Group Flexible Premium Deferred                       Annuity Contract. 4/

(6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company®1/

      Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 2/
      Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b) Code of Regulations of Annuity Investors Life Insurance Company. 6/

(7) Not Applicable.

(8) (a) Participation Agreement between Annuity Investors Life Insurance                       Company and Dreyfus Variable Investment Fund. 2/

(i) Letter of Agreement dated April 14, 1997 between Annuity                              Investors Life Insurance Company (R) and Dreyfus Variable                              Investment Fund.

(b) Participation Agreement between Annuity Investors Life Insurance                       Company and Dreyfus Stock Index Fund. 2/

(i) Letter of Agreement dated April 14, 1997 between Annuity                              Investors Life Insurance Company and Dreyfus Stock Index Fund. 2/

(c)     Participation Agreement between Annuity Investors Life Insurance      Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i) Letter of Agreement dated April 14, 1997 between Annuity                              Investors Life Insurance Company ® and The Dreyfus Socially                              Responsible Growth Fund, Inc. 2/.

(d) Participation Agreement between Annuity Investors Life Insurance                       Company and Janus Aspen Series. 2/

(e) Participation Agreement between Annuity Investors Life Insurance                Company and Strong Variable Insurance Funds, Inc and Strong
               Special Fund II, (n/k/a Strong Opportunity Fund). 2/

(f) Participation Agreement between Annuity Investors Life Insurance                       Company and INVESCO Variable Investment Funds, Inc. 2/

(g) Participation Agreement between Annuity Investors Life Insurance                      Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van                      Kampen Universal Institutional Funds, Inc.).2/

(h) Participation Agreement between Annuity Investors Life Insurance                       Company and PBHG Insurance Series Fund, Inc. 2/

(i) Service Agreement between Annuity Investors Life Insurance Company                       and American Annuity Group, Inc.(n/k/a Great American Financial
Resources® , Inc.).2/

               (j)     Agreement between AAG Securities, Inc.(n/k/a Great American
                      Advisorssm, Inc.) and AAG Insurance Agency, Inc. 2/

(k) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(l) Service Agreement between Annuity Investors Life Insurance Company                       and Strong Capital Management, Inc. 2/

(m) Service Agreement between Annuity Investors Life Insurance Company                       and Pilgrim Baxter & Associates, Ltd. 2/

(n) Amended and Restated Agreement between The Dreyfus Corporation and

Annuity Investors Life Insurance Company. 2/

(o) Service Agreement between Annuity Investors Life Insurance Company                      and Janus Capital Corporation. 2/

(p) Service Agreement between INVESCO Funds Inc. and Annuity Investors
                       Life Insurance Company. 4/

(q) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. 4/

(r) Service Agreement between The Timothy Plan Variable Series and                       Annuity Investors Life Insurance Company. 4/

(s) Participation Agreement between Bankers Trust, (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investments) and Annuity                       Investors Life Insurance Company.8/

(t) Service Agreement between Bankers Trust (f/k/a Deutsche Asset   Management VIT Funds n/k/a Scudder Investment) and Annuity Investors Life Insurance Company. .8/

(u) Participation Agreement between the Timothy Plan Variable Series,                      Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.10/

(v) Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.10/

(9) Opinion and Consent of Counsel. 1/

(10) Consent of Independent Auditors (filed herewith).

(11) No Financial Statements are omitted from item 23.

(12) Not Applicable.

(13) Schedule for Computation of Performance Quotations. 4/

(14) Not Applicable.

(15) Powers of Attorney (filed herewith).

1/ Filed with Form N-4 on December 23, 1996.

2/ Filed with Pre-Effective Amendment No. 1 June 3, 1997.

3/ Filed with Post-Effective Amendment No. 1 filed on February 27, 1998

4/ Filed with Post-Effective Amendment No.2 on April 29, 1998

5/ Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity

Investors Variable Account B, SEC File No. 333-51955 on July 6, 1998

6/ Filed with Post-Effective Amendment No. 3 on November 17, 1998

7/ Filed with Post-Effective Amendment No. 4 on February 1, 1999

8/ Filed with Post-Effective Amendment to No. 5, on February 26, 1999.

9/ Filed with Post-Effective Amendment No. 8, on May 1, 2001.

10/ Filed with Post-Effective Amendment No. 9, on April 30, 2002.

11/ Filed with Post Effective Amendment No. 11, on February 28, 2003.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company
Name	Principal Business Address	Positions and Offices With the Company
Charles R. Scheper	(1)	President, Chief Executive Officer and Director
Stephen Craig Lindner	(1)	Director
Mark Francis Muething	(1)	Executive Vice President, Secretary, General Counsel and Director
Christopher P. Miliano	(1)	Director
Michael J. Prager	(1)	Director
Richard Magoteaux	(1)	Chief Financial Officer
Adrienne Kessling	(1)	Senior Vice President - Operations
Richard Sutton		Assistant Vice President and Chief Actuary
John P. Gruber	(1)	Vice President
James L. Henderson	(1)	Vice President
Gary L. Peters	(1)	Vice President - Variable Annuity Sales
William Jack Maney, II	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.

The Depositor, Annuity Investors Life Insurance Company® , is a wholly owned Ssubsidiary of Great American® Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Advisors Resources, Inc. (f/k/a American Annuity Group,SM Inc.). The Registrant, Annuity Investors Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company.

 The following chart indicates the persons controlled by or under common control with the Company:
AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|__AFC Holding Company	Ohio	12/09/1994	100	Diversified Financial Holding Company
|__AHH Holdings, Inc.	Florida	12/27/1995	49	Holding Company
|__American Heritage Holding Corporation	Delaware	11/02/1994	100	Home Builder
|__Heritage Homes Realty, Inc.	Florida	07/20/1993	100	Home Sales
|__Southeast Title, Inc.	Florida	05/16/1995	100	Title Company
|__Columbia Financial Company	Florida	10/26/1993	100	Real Estate Holding Company
|__Heritage Home Finance Corporation	Florida	02/10/1994	100	Finance Company
|__American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
|__American Financial Corporation	Ohio	11/15/1955	100	Diversified Financial Holding Company
|__American Financial Corporation (Name Holding Company)	Ohio	08/27/1963	100	Inactive
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__American Money Management International, N.V.	Netherland Antilles	05/10/1985	100	Securities Management Company
|__American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100 (2)	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|__Delbay Corporation	Delaware	12/27/1962	100	Inactive
|__GAI (Bermuda) Ltd.	Bermuda	04/06/1998	100	Holding Company
|__GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100	Reinsurance
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|__Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Infinity Property and Casualty Corporation	Ohio	09/16/2002	100	Holding Company
|__Atlanta Casualty Company	Ohio	06/13/1972	100	Property/Casualty Insurance
|__American Premier Insurance Company	Indiana	11/30/1989	100	Property/Casualty Insurance
|__Atlanta Casualty Group, Inc.	Georgia	04/01/1977	100	Insurance Agency
|__Atlanta Casualty General Agency, Inc.	Texas	03/15/1961	100	Managing General Agency
|__Atlanta Reserve Insurance Company	Ohio	12/07/1998	100	Property/Casualty Insurance
|__Atlanta Specialty Insurance Company	Ohio	02/06/1974	100	Property/Casualty Insurance
|__Infinity Insurance Company	Indiana	08/28/1978	100	Property/Casualty Insurance

AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
|__Infinity Agency of Texas, Inc.	Texas	07/15/1992	100	Managing General Agency
American Financial Group, Inc.
|__AFC Holding Company
|__American Financial Corporation
|__American Premier Underwriters, Inc.
|__Infinity Property and Casualty Corporation
|__Infinity Insurance Company
|__The Infinity Group, Inc.	Indiana	07/22/1992	100	Insurance Holding Company
|__Infinity National Insurance Company	Indiana	08/05/1992	100	Property/Casualty Insurance
|__Infinity Select Insurance Company	Indiana	06/11/1991	100	Property/Casualty Insurance
|__Leader Insurance Company	Ohio	03/20/1963	100	Property/Casualty Insurance
|__American Commonwealth Development Company	Texas	07/23/1963	100	Real Estate Development
|__Budget Insurance Premiums, Inc.	Ohio	02/14/1964	100	Premium Finance Company
|__Leader Group, Inc.	Ohio	12/16/1997	100	Holding Company
|__Leader Managing General Agency, Inc.	Texas	08/21/1989	100	Managing General Agent/Surplus Lines Agent
|__Leader National Agency, Inc.	Ohio	04/05/1963	100	Brokering Agent
|__Leader Preferred Insurance Company	Ohio	11/07/1994	100	Property/Casualty Insurance
|__Leader Specialty Insurance Company	Indiana	03/10/1994	100	Property/Casualty Insurance
|__TICO Insurance Company	Ohio	06/03/1980	100	Property/Casualty Insurance
|__Windsor Insurance Company	Indiana	11/05/1987	100	Property/Casualty Insurance
|__American Deposit Insurance Company	Oklahoma	12/28/1966	100	Property/Casualty Insurance
|__Granite Finance Co., Inc.	Texas	11/09/1965	100	Premium Financing
|__Coventry Insurance Company	Ohio	09/05/1989	100	Property/Casualty Insurance
|__El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100 (2)	Property/Casualty Insurance
|__Financiadora de Primas Condor, S.A. de C.V.	Mexico	03/16/1998	99	Premium Finance
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great Texas County Mutual Insurance Company	Texas	04/29/1954	beneficial interest	Automobile Insurance
|__Moore Group Inc.	Georgia	12/19/1962	100	Insurance Holding Company/Agency

AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
|__Casualty Underwriters, Inc.	Georgia	10/01/1954	51	Insurance Agency
|__Dudley L. Moore Insurance, Inc.	Louisiana	03/30/1978	100	Insurance Agency
|__Hallmark General Insurance Agency, Incorporated	Oklahoma	06/16/1972	beneficial interest	Insurance Agency
|__Windsor Group, Inc.	Georgia	05/23/1991	100	Insurance Holding Company
|__Regal Insurance Company	Indiana	11/05/1987	100	Property/Casualty Insurance
|__Texas Windsor Group, Inc.	Texas	06/23/1988	100	Insurance Agency
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__The New York and Harlem Railroad Company	New York	04/25/1831	97	Inactive
American Financial Group, Inc.
|__AFC Holding Company
|__American Financial Corporation
|__American Premier Underwriters, Inc.
|__The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
|__Scarsdale Depot Associates, L.P.	Delaware	05/05/1989	80	Real Estate Developer
|__PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
|__ESC, Inc.	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__PLLS, Ltd.	Washington	05/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
|__Premier Lease & Loan Insurance Services B.V.	The Netherlands	08/24/1999	100	Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100	Workers' Compensation Insurance

AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
|__Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
|__Republic Indemnity Medical Management, Inc.	California	03/25/1996	100	Medical Bill Review
|__Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
|__Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
|__United Railroad Corp.	Delaware	11/25/1981	100	Inactive
|__Detroit Manufacturers Railroad Company	Michigan	01/30/1902	82	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
American Financial Group, Inc.
|__AFC Holding Company
|__American Financial Corporation
|__Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company
|__Flextech Holding Co., Inc.	Ohio	08/31/2000	100	Packing Manufacturer
|__FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
|__Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Indiana	04/05/1988	100	Property/Casualty Insurance
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Real Estate Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|__Fidelity Excess and Surplus Insurance Company	Ohio	06/30/1987	100	Property/Casualty Insurance
|__American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|__American Special Risk, Inc.	Illinois	12/29/1981	100	Insurance Broker/Managing General Agency
|__Aviation Specialty Managers, Inc.	Texas	09/07/1965	100	Managing General Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Holding
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Holding
|__Brothers Port Richey Corporation	Florida	12/06/1993	100	Real Estate Holding

AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Holding
|__Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|__FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc.	Ontario (Quebec)	04/17/2002	100	Service Contract Provider
|__The Gains Group, Inc.	Ohio	01/26/1982	100	Marketing of Advertising
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
American Financial Group, Inc.
|__AFC Holding Company
|__American Financial Corporation
|__Great American Insurance Company
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|__Great American Custom Insurance Services Illinois, Inc.	Illinois	07/08/1992	100	Underwriting Office
|__Great American Custom Insurance Services, Inc.	Ohio	07/27/1983	100	Holding Company for E&S Agency/Brokerage
|__Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Great American Custom Insurance Services California	California	05/18/1992	100	Insurance Services
|__Great American Custom Insurance Services Massachusetts, Inc	Massachusetts	04/11/1994	100	Excess and Surplus Lines Broker
|__Great American Custom Solutions, Inc.	California	07/22/1988	100	Insurance Agency
|__Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100	Wholesale Agency/Brokerage for E&S Lines
|__Professional Risk Brokers of Ohio, Inc.	Ohio	12/17/1986	100	Excess and Surplus Lines Broker
|__Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines

AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Financial Resources, Inc.	Delaware	11/23/1992	82.66	Insurance Holding Company
|__AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
|__American Annuity Group Capital Trust I	Delaware	09/13/1996	100	Financing Entity
|__American Annuity Group Capital Trust II	Delaware	03/04/1997	100	Financing Entity
|__American Annuity Group Capital Trust III	Delaware	05/14/1997	100	Financing Entity
|__Great American Life Insurance Company	Ohio	12/15/1959	100	Life Insurance
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance
|__Charleston Harbor Marina, Inc.	South Carolina	04/26/2002	100 (2)	Marina Facility
|__CHATBAR, Inc.	Massachusetts	11/02/1993	100	Hotel Operator
|__Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100	Real Estate Holding Company
|__Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
|__Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest	Real Estate Manager
|__GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
|__Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance
|__Great American Life Children's Foundation	Ohio	08/06/1998	beneficial interest	Charitable Foundation
|__Great American Life Insurance Company of New York	New York	12/31/1963	100	Life Insurance Company
American Financial Group, Inc.
|__AFC Holding Company
|__American Financial Corporation
|__Great American Insurance Company
|__Great American Financial Resources, Inc.
|__AAG Holding Company, Inc.
|__Great American Life Insurance Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance
|__ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
|__Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance
|__Skipjack Marina Corp.	Maryland	06/24/1999	100	Marina Operator
|__United Teacher Associates, Ltd.	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|__AAG Insurance Agency of Alabama	Alabama	09/22/1995	100	Insurance Agency
|__AAG Insurance Agency of Texas, Inc.	Texas	06/02/1995	100	Insurance Agency
AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
|__AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
|__AAG Insurance Agency of Massachusetts, Inc.	Massachusetts	05/25/1995	100	Insurance Agency
|__American DataSolutions International, Inc.	Ohio	08/24/2001	100	Data Processing & Holding Company
|__American Data Source India Private Limited	India	09/03/1997	99	Software Development
|__American Memorial Marketing Services, Inc.	Washington	06/19/1980	100	Marketing Services
|__CSW Management Services, Inc.	Texas	06/27/1985	100	Inactive
|__GALIC Disbursing Company	Ohio	05/31/1994	100	Payroll Servicer
|__Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Life Assurance Company of Puerto Rico	Puerto Rico	07/01/1964	99	Insurance Company
|__Keyes-Graham Insurance Agency, Inc.	Massachusetts	08/07/1981	100	Insurance Agency
|__Laurentian Credit Services Corporation	Delaware	10/07/1994	100	Inactive
|__Laurentian Marketing Services, Inc.	Delaware	12/23/1987	100	Inactive
|__Laurentian Securities Corporation	Delaware	01/03/1990	100	Inactive
|__Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|__Lifestyle Financial Investments Agency of Ohio, Inc	Ohio	03/07/1994	beneficial interest	Insurance Agency
|__Loyal Marketing Services, Inc.	Alabama	07/20/1990	100	Inactive
|__Money-Plan International, Inc.	Florida	12/31/1979	100	Insurance Agency
|__SPELCO (UK) Ltd.	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
American Financial Group, Inc.
|__AFC Holding Company
|__American Financial Corporation
|__Great American Insurance Company
|__Great American Financial Resources, Inc.
|__SWTC, Inc.	Delaware		100	Inactive
|__Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd's Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
|__Great American Lloyd's, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Indiana	01/08/1990	100	Surplus Lines Insurer
|__Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Grizzly Golf Center, Inc.	Ohio	11/08/1993	100	Golf Course Management
|__Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|__Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
|__Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
|__National Interstate Corporation	Ohio	01/26/1989	58	Holding Company
|__American Highways Insurance Agency (CA)	California	05/05/1994	100	Insurance Agency
AFG ORGANIZATIONAL CHART	% OF STOCK OWNEDSTATE OFDOMICILE	DATE OF INCORPORATION	BY IMMEDIATE PARENT COMPANY	NATURE OF BUSINESS
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd.	Cayman	06/12/1996	100	Property/Casualty Insurance
|__National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|__National Interstate Insurance Company of Hawaii, Inc	Hawaii	09/20/1999	100	Property/Casualty Insurance
|__Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
|__PCC 38 Corp.	Illinois	12/23/1996	100	Real Estate Holding Company
|__Penn Central U.K. Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__PLLS Canada Insurance Brokers Inc.	Ontario (Quebec)	06/13/2001	49	Insurance Agency
|__Pointe Apartments, Inc.	Minnesota	06/24/1993	100	Real Estate Holding Company
|__Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
|__Transport Insurance Company	Ohio	05/25/1976	100	Property Casualty Insurance
|__Instech Corporation	Texas	09/02/1975	100	Claim and Claim Adjustment Services
American Financial Group, Inc.
|__AFC Holding Company
|__American Financial Corporation
|__Great American Insurance Company
|__Transport Insurance Company
|__Transport Insurance Agency, Inc.	Texas	08/21/1989	beneficial interest	Insurance Agency
|__Worldwide Insurance Company	Ohio	09/27/1979	100	Property/Casualty Insurance
|__Worldwide Direct Auto Insurance Company	Ohio	11/13/1961	100	Property/Casualty Insurance
|__Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
|__Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company
(1) Except Director's Qualifying Shares. (2) Total percentage owned by parent shown and by other affiliated company(s).

As of March 31, 2003, there were 22,357 Individual Contract Owners, of which 20,806 were qualified and 1,551 were non-qualified. As of March 31, 2003 there were 2,826 Participants (Certificate Owners) in 163 Group Contracts. As of March 31, 2003 there were 54 Optional Death Benefit Contracts.

Item 28. Indemnification

(a) The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b) The directors and officers of Annuity Investors Life Insurance Company are covered under A a Ddirectors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2003. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

Great American Advisorssm, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors® Variable Account B.

(a) Great American Advisors, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

(b) Directors and Officers of Great American Advisors, Inc.

Name and Principal Business Address	Position with Great American Advisors, Inc.
James Lee Henderson (1)	President and Chief Compliance Officer
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Thomas E. Mischell (1)	Assistant Treasurer
Fred J. Runk (1)	Assistant Treasurer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

(c)	Required commission information is included in part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard L. Magoteaux, Chief Financial Officer of the Company, at the Administrative Office.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 30th day of April, 2003.

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Registrant)

By: /s/ Charles R. Scheper
Charles R. Scheper*
President,
Chief Executive Officer and Director
Annuity Investors Life Insurance Company

ANNUITY INVESTORS LIFE INSURANCE COMPANY
(Depositor)
By: /s/ Charles R. Scheper
Charles R. Scheper*
President,
Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 12 to the registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Richard L. Magoteaux Chief Financial Officer April 30, 2003
Richard L. Magoteaux*

/s/ Stephen Craig Lindner Director April 30, 2003
Stephen Craig Lindner*

/s/ Mark Francis Muething Director April 30, 2003
Mark Francis Muething*

/s/ Christopher P. Miliano Director April 30, 2003
Christopher P. Miliano*

/s/ Michael J. Prager Director April 30, 2003
Michael J. Prager*

* Executed by Carol Edwards Dunn on behalf of those indicated pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit No. Description of Exhibit

(10) Consent of Independent Auditors
(15)           Powers of Attorney